UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23063

Horizon Funds
(Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277
(Address of principal executive offices) (Zip code)

Matthew Chambers

Horizon Funds

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

(Name and address of agent for service)

(866) 371-2399

Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)

Horizon Active Asset Allocation Fund

Advisor Class

Ticker: HASAX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$68.50	1.39%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$734,052,957
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	54%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Cash & Other	99.2%
Technology	0.5%
Communications	0.2%
Consumer Discretionary	0.1%
100.0%
Geographic Breakdown	% of Total Investments
United States	100.0%
100.0%
Type of Security	% of Total Investments
Investment Companies	94.2%
Short-Term Investments	4.6%
Common Stocks	1.1%
Purchased Call Options	0.1%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aaa-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Asset Allocation Fund

Institutional Class

Ticker: HASIX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$56.22	1.14%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$734,052,957
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	54%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Cash & Other	99.2%
Technology	0.5%
Communications	0.2%
Consumer Discretionary	0.1%
100.0%
Geographic Breakdown	% of Total Investments
United States	100.0%
100.0%
Type of Security	% of Total Investments
Investment Companies	94.2%
Short-Term Investments	4.6%
Common Stocks	1.1%
Purchased Call Options	0.1%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aaa-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Asset Allocation Fund

Investor Class

Ticker: AAANX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$61.15	1.24%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$734,052,957
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	54%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Cash & Other	99.2%
Technology	0.5%
Communications	0.2%
Consumer Discretionary	0.1%
100.0%
Geographic Breakdown	% of Total Investments
United States	100.0%
100.0%
Type of Security	% of Total Investments
Investment Companies	94.2%
Short-Term Investments	4.6%
Common Stocks	1.1%
Purchased Call Options	0.1%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aaa-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Risk Assist Fund

Advisor Class

Ticker: ARAAX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$65.83	1.34%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$1,306,210,969
Number of Portfolio Holdings	94
Portfolio Turnover Rate (%)	160%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Cash & Other	95.5%
Technology	2.7%
Communications	0.8%
Consumer Discretionary	0.5%
Industrials	0.2%
Health Care	0.2%
Utilities	0.1%
100.0%
Geographic Breakdown	% of Total Investments
United States	99.7%
Germany	0.2%
China	0.1%
100.0%
Type of Security	% of Total Investments
Investment Companies	84.0%
Short-Term Investments	11.1%
Common Stocks	4.5%
Purchased Put Options	0.3%
Purchased Call Options	0.1%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/ara-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Risk Assist Fund

Institutional Class

Ticker: ACRIX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$54.06	1.10%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$1,306,210,969
Number of Portfolio Holdings	94
Portfolio Turnover Rate (%)	160%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Cash & Other	95.5%
Technology	2.7%
Communications	0.8%
Consumer Discretionary	0.5%
Industrials	0.2%
Health Care	0.2%
Utilities	0.1%
100.0%
Geographic Breakdown	% of Total Investments
United States	99.7%
Germany	0.2%
China	0.1%
100.0%
Type of Security	% of Total Investments
Investment Companies	84.0%
Short-Term Investments	11.1%
Common Stocks	4.5%
Purchased Put Options	0.3%
Purchased Call Options	0.1%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/ara-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Risk Assist Fund

Investor Class

Ticker: ARANX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$58.97	1.20%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$1,306,210,969
Number of Portfolio Holdings	94
Portfolio Turnover Rate (%)	160%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Cash & Other	95.5%
Technology	2.7%
Communications	0.8%
Consumer Discretionary	0.5%
Industrials	0.2%
Health Care	0.2%
Utilities	0.1%
100.0%
Geographic Breakdown	% of Total Investments
United States	99.7%
Germany	0.2%
China	0.1%
100.0%
Type of Security	% of Total Investments
Investment Companies	84.0%
Short-Term Investments	11.1%
Common Stocks	4.5%
Purchased Put Options	0.3%
Purchased Call Options	0.1%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/ara-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Income Fund

Advisor Class

Ticker: AIHAX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$58.48	1.18%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$266,440,497
Number of Portfolio Holdings	26
Portfolio Turnover Rate (%)	94%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	86.5%
Short-Term Investments	13.5%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aim-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Income Fund

Institutional Class

Ticker: AIRIX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$46.11	0.93%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$266,440,497
Number of Portfolio Holdings	26
Portfolio Turnover Rate (%)	94%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	86.5%
Short-Term Investments	13.5%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aim-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Active Income Fund

Investor Class

Ticker: AIMNX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$51.08	1.03%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$266,440,497
Number of Portfolio Holdings	26
Portfolio Turnover Rate (%)	94%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	86.5%
Short-Term Investments	13.5%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/aim-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Equity Premium Income Fund

Investor Class

Ticker: HNDDX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/epi-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$54.00	1.09%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$122,948,879
Number of Portfolio Holdings	202
Portfolio Turnover Rate (%)	5%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Technology	30.1%
Financials	15.5%
Communications	11.1%
Health Care	10.1%
Consumer Discretionary	9.2%
Industrials	8.5%
Consumer Staples	7.4%
Energy	3.2%
Utilities	2.8%
Cash & Other	2.1%
100.0%
Type of Security	% of Total Investments
Common Stocks	99.5%
Short-Term Investments	0.5%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/epi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Equity Premium Income Fund

Advisor Class

Ticker: HADUX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/epi-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$61.41	1.24%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$122,948,879
Number of Portfolio Holdings	202
Portfolio Turnover Rate (%)	5%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Technology	30.1%
Financials	15.5%
Communications	11.1%
Health Care	10.1%
Consumer Discretionary	9.2%
Industrials	8.5%
Consumer Staples	7.4%
Energy	3.2%
Utilities	2.8%
Cash & Other	2.1%
100.0%
Type of Security	% of Total Investments
Common Stocks	99.5%
Short-Term Investments	0.5%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/epi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defined Risk Fund

Investor Class

Ticker: HNDRX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/def-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$51.21	1.02%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$764,654,287
Number of Portfolio Holdings	521
Portfolio Turnover Rate (%)	1%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Technology	31.2%
Financials	14.7%
Communications	10.7%
Consumer Discretionary	10.1%
Health Care	9.6%
Industrials	8.4%
Consumer Staples	5.9%
Cash & Other	3.8%
Energy	3.1%
Utilities	2.5%
100.0%
Type of Security	% of Total Investments
Common Stocks	97.6%
Short-Term Investments	1.4%
Purchased Put Options	1.0%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/def-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defined Risk Fund

Advisor Class

Ticker: HADRX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/def-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$58.72	1.17%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$764,654,287
Number of Portfolio Holdings	521
Portfolio Turnover Rate (%)	1%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Technology	31.2%
Financials	14.7%
Communications	10.7%
Consumer Discretionary	10.1%
Health Care	9.6%
Industrials	8.4%
Consumer Staples	5.9%
Cash & Other	3.8%
Energy	3.1%
Utilities	2.5%
100.0%
Type of Security	% of Total Investments
Common Stocks	97.6%
Short-Term Investments	1.4%
Purchased Put Options	1.0%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/def-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor U.S. Equity Fund

Advisor Class

Ticker: USRTX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/mfue-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$57.97	1.17%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$618,402,704
Number of Portfolio Holdings	159
Portfolio Turnover Rate (%)	51%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Technology	24.4%
Financials	19.6%
Communications	12.8%
Health Care	11.5%
Consumer Staples	9.7%
Industrials	6.6%
Consumer Discretionary	4.9%
Cash & Other	4.6%
Utilities	3.0%
Energy	2.9%
100.0%
Type of Security	% of Total Investments
Common Stocks	99.8%
Short-Term Investments	0.2%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/mfue-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor U.S. Equity Fund

Investor Class

Ticker: USRAX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/mfue-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$50.53	1.06%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$618,402,704
Number of Portfolio Holdings	159
Portfolio Turnover Rate (%)	51%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Technology	24.4%
Financials	19.6%
Communications	12.8%
Health Care	11.5%
Consumer Staples	9.7%
Industrials	6.6%
Consumer Discretionary	4.9%
Cash & Other	4.6%
Utilities	3.0%
Energy	2.9%
100.0%
Type of Security	% of Total Investments
Common Stocks	99.8%
Short-Term Investments	0.2%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/mfue-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defensive Core Fund

Advisor Class

Ticker: HESAX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/defc-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$50.34	1.06%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$472,896,858
Number of Portfolio Holdings	300
Portfolio Turnover Rate (%)	175%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Technology	29.3%
Cash & Other	13.5%
Financials	12.0%
Communications	11.6%
Consumer Discretionary	10.5%
Health Care	7.5%
Consumer Staples	6.1%
Industrials	5.4%
Utilities	2.1%
Real Estate	2.0%
100.0%
Type of Security	% of Total Investments
Common Stocks	90.1%
Investment Companies	9.6%
Short-Term Investments	0.3%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/defc-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Defensive Core Fund

Investor Class

Ticker: HESGX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/defc-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$43.23	0.91%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$472,896,858
Number of Portfolio Holdings	300
Portfolio Turnover Rate (%)	175%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Technology	29.3%
Cash & Other	13.5%
Financials	12.0%
Communications	11.6%
Consumer Discretionary	10.5%
Health Care	7.5%
Consumer Staples	6.1%
Industrials	5.4%
Utilities	2.1%
Real Estate	2.0%
100.0%
Type of Security	% of Total Investments
Common Stocks	90.1%
Investment Companies	9.6%
Short-Term Investments	0.3%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/defc-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Tactical Fixed Income Fund

Investor Class

Ticker: HTFNX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/tfi-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$42.02	0.86%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$175,874,885
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	328%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	80.0%
Short-Term Investments	20.0%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/tfi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Tactical Fixed Income Fund

Advisor Class

Ticker: HTFAX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/tfi-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$49.33	1.01%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$175,874,885
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	328%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Type of Security	% of Total Investments
Investment Companies	80.0%
Short-Term Investments	20.0%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/tfi-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor Small/Mid Cap Fund

Investor Class

Ticker: HSMNX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/smid-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$50.53	1.06%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$455,267,783
Number of Portfolio Holdings	308
Portfolio Turnover Rate (%)	89%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Financials	22.5%
Industrials	15.4%
Consumer Discretionary	14.0%
Health Care	10.4%
Technology	8.6%
Consumer Staples	7.7%
Real Estate	6.9%
Materials	6.3%
Cash & Other	4.3%
Energy	3.9%
100.0%
Type of Security	% of Total Investments
Common Stocks	99.5%
Short-Term Investments	0.5%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/smid-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Multi-Factor Small/Mid Cap Fund

Advisor Class

Ticker: HSMBX

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/smid-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$57.66	1.21%
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$455,267,783
Number of Portfolio Holdings	308
Portfolio Turnover Rate (%)	89%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Sector Breakdown	% of Total Investments
Financials	22.5%
Industrials	15.4%
Consumer Discretionary	14.0%
Health Care	10.4%
Technology	8.6%
Consumer Staples	7.7%
Real Estate	6.9%
Materials	6.3%
Cash & Other	4.3%
Energy	3.9%
100.0%
Type of Security	% of Total Investments
Common Stocks	99.5%
Short-Term Investments	0.5%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/smid-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Expedition Plus ETF

Ticker: HBTA

Exchange: NYSE ARCA

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Expedition Plus ETF (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/hbta-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Expedition Plus ETF[1]	$29.34	0.85%
[1]	The Fund commenced operations January 22, 2025. Expenses for a full reporting period would be higher than the figures shown.
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$30,356,781
Number of Portfolio Holdings	205
Portfolio Turnover Rate (%)	0%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Type of Security	% of Total Investments
Common Stocks	99.5%
Purchased Put Options	0.4%
Short-Term Investments	0.1%
100.0%
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/hbta-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

Horizon Landmark ETF

Ticker: BENJ

Exchange: NYSE ARCA

Semi-Annual Shareholder Report

May 31, 2025

This semi-annual shareholder report contains important information about Horizon Landmark ETF (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.horizonmutualfunds.com/benj-fund. You can also request this information by contacting us at 1-855-754-7932.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Landmark ETF[1]	$14.34	0.40%
[1]	The Fund commenced operations January 22, 2025. Expenses for a full reporting period would be higher than the figures shown.
What are some key Fund statistics?
(as of May 31, 2025)
Net Assets ($)	$38,521,532
Number of Portfolio Holdings	8
Portfolio Turnover Rate (%)	0%
What did the Fund invest in?
(as of May 31, 2025)
Portfolio Composition
Type of Security	% of Total Investments
Purchased Call Options	43.8%
Purchased Put Options	55.2%
Short-Term Investments	1.0%
100.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website, https://www.horizonmutualfunds.com/benj-fund, including its:

  prospectus

  financial information

  holdings

  proxy voting information

We will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. This is often referred to as householding.

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 1-855-754-7932.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

HORIZON FUNDS	Financial Statements

Horizon Active Asset Allocation Fund			Horizon Active Risk Assist® Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AAANX HASAX HASIX	Investor Class Advisor Class Institutional Class	Shares Shares Shares	ARANX ARAAX ACRIX

Horizon Active Income Fund			Horizon Equity Premium Income Fund
Investor Class Advisor Class Institutional Class	Shares Shares Shares	AIMNX AIHAX AIRIX	Investor Class Advisor Class	Shares Shares	HNDDX HADUX

Horizon Defined Risk Fund			Horizon Multi-Factor U.S. Equity Fund
Investor Class Advisor Class	Shares Shares	HNDRX HADRX	Investor Class Advisor Class	Shares Shares	USRAX USRTX

Horizon Defensive Core Fund			Horizon Tactical Fixed Income Fund
Investor Class Advisor Class	Shares Shares	HESGX HESAX	Investor Class Advisor Class	Shares Shares	HTFNX HTFAX

Horizon Multi-Factor Small/Mid Cap Fund
Investor Class Advisor Class	Shares Shares	HSMNX HSMBX

May 31, 2025

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON ACTIVE ASSET ALLOCATION FUND, HORIZON ACTIVE RISK ASSIST® FUND, HORIZON ACTIVE INCOME FUND, HORIZON EQUITY PREMIUM INCOME FUND, HORIZON DEFINED RISK FUND, HORIZON MULTI - FACTOR U.S. EQUITY FUND, HORIZON DEFENSIVE CORE FUND, HORIZON TACTICAL FIXED INCOME FUND and HORIZON MULTI - FACTOR SMALL/MID CAP FUND. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Horizon Funds

Table of Contents
Schedules of Investments	1
Statements of Assets and Liabilities	59
Statements of Operations	62
Statements of Changes in Net Assets	65
Financial Highlights	74
Notes to Financial Statements	95
Additional Information	115
Privacy Notice	117

Horizon Active Asset Allocation Fund

Schedule of Investments (Unaudited)

May 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS — 99.0%
Communication Services Select Sector SPDR Fund	476	$48,266
Consumer Discretionary Select Sector SPDR Fund	285	60,933
Energy Select Sector SPDR Fund	749	61,066
Goldman Sachs Equal Weight US Large Cap Equity ETF (a)	186,758	14,692,252
Health Care Select Sector SPDR Fund	274	36,343
Invesco KBW Bank ETF (a)	349,309	22,918,164
Invesco QQQ Trust Series 1	253	131,335
Invesco S&P 500 Equal Weight ETF	410,330	72,394,522
iShares Bitcoin Trust ETF (b)	134,124	7,975,013
iShares Core Dividend Growth ETF (a)	1,146,030	71,179,923
iShares Core MSCI Emerging Markets ETF	1,010,816	57,303,159
iShares Core MSCI International Developed Markets ETF	2,105,075	158,343,742
iShares Core S&P Mid-Cap ETF	665	39,927
iShares MSCI EAFE ETF	510	45,293
iShares MSCI Japan ETF (a)	288,369	21,373,910
iShares MSCI USA Minimum Volatility ETF	1,264	118,197
iShares MSCI USA Quality Factor ETF	472	83,572
iShares MSCI USA Value Factor ETF	269,991	28,886,337
iShares U.S. Aerospace & Defense ETF (a)	291	51,577
JPMorgan BetaBuilders Europe ETF (a)	322,112	21,604,052
SPDR Portfolio Emerging Markets ETF	696,282	28,464,008
SPDR Portfolio S&P 500 Growth ETF (g)	1,581,488	141,843,659
SPDR Portfolio S&P 500 Value ETF	1,542,797	78,188,952
SPDR S&P Regional Banking ETF	935	53,183
Technology Select Sector SPDR Fund	362	83,589
VanEck Semiconductor ETF (a)(b)	212	50,827
WisdomTree Japan Hedged Equity Fund	241	27,397
TOTAL EXCHANGE TRADED FUNDS (Cost $695,973,290)		726,059,198

COMMON STOCKS — 1.0%
Health Care — 0.0%(c)
Danaher Corp.	461	87,544
Eli Lilly & Co.	173	127,617
Intuitive Surgical, Inc. (b)	185	102,183
		317,344
Industrial Products — 0.0%(c)
Amphenol Corp. - Class A	1,639	147,395
Eaton Corp. PLC	143	45,789
GE Vernova, Inc.	257	121,556
Trane Technologies PLC	114	49,051
		363,791

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of Investments (Unaudited) (Continued)
May 31, 2025

	Shares	Value
Industrial Services — 0.0%(c)
Quanta Services, Inc.	159	$54,467

Media — 0.2%
Alphabet, Inc. - Class A	1,845	316,860
GoDaddy, Inc. - Class A (b)	579	105,465
Meta Platforms, Inc. - Class A	760	492,092
Netflix, Inc. (b)	113	136,417
Tencent Holdings Ltd. - ADR	1,287	80,798
Uber Technologies, Inc. (b)	1,520	127,923
		1,259,555
Retail & Wholesale - Discretionary — 0.1%
Alibaba Group Holding Ltd. - ADR	1,202	136,836
Amazon.com, Inc. (b)	3,086	632,661
		769,497
Software & Tech Services — 0.3%
Adobe, Inc. (b)	243	100,867
Autodesk, Inc. (b)	355	105,123
Cadence Design Systems, Inc. (b)	435	124,875
Cognizant Technology Solutions Corp., Class A - Class A	1,847	149,589
Crowdstrike Holdings, Inc. - Class A (b)	272	128,213
Fortinet, Inc. (b)	889	90,482
Genpact Ltd.	2,218	95,485
Intuit, Inc.	177	133,364
Microsoft Corp.	1,004	462,201
Oracle Corp.	1,309	216,679
Palantir Technologies, Inc. - Class A (b)	1,230	162,089
Palo Alto Networks, Inc. (b)	574	110,449
Paycom Software, Inc.	352	91,200
Qualys, Inc. (b)	896	124,141
Salesforce, Inc.	537	142,504
SAP SE - ADR (a)	699	211,699
ServiceNow, Inc. (b)	173	174,919
Synopsys, Inc. (b)	232	107,643
Workday, Inc. - Class A (b)	462	114,442
		2,845,964
Tech Hardware & Semiconductors — 0.3%
Advanced Micro Devices, Inc. (b)	1,274	141,070
Analog Devices, Inc.	449	96,077
Apple, Inc.	1,293	259,699
Applied Materials, Inc.	779	122,108
Arista Networks, Inc. (b)	1,410	122,162
ARM Holdings PLC - ADR (b)	641	79,830
Broadcom, Inc.	1,258	304,524

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of Investments (Unaudited) (Continued)
May 31, 2025

	Shares	Value
Dell Technologies, Inc. - Class C	1,078	$119,949
Intel Corp.	5,397	105,511
KLA Corp.	155	117,316
Lam Research Corp.	1,434	115,853
Micron Technology, Inc.	1,253	118,358
NVIDIA Corp.	4,468	603,761
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	548	105,939
		2,412,157
Telecommunications — 0.1%
Deutsche Telekom AG - ADR	5,134	194,322

Utilities — 0.0%(c)
Constellation Energy Corp.	259	79,293
Vistra Corp.	489	78,519
		157,812
TOTAL COMMON STOCKS (Cost $7,902,393)		8,374,909

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.1%(b)
Call Options — 0.1%(d)(e)
Consumer Staples Select Sector SPDR Fund,
Expiration: 06/20/2025; Exercise Price: $84.00	$49,698,000	6,000	$327,000
Financial Select Sector SPDR Fund, Expiration: 06/20/2025; Exercise Price: $52.00	15,288,000	3,000	94,500
SPDR EURO STOXX 50 ETF
Expiration: 06/20/2025; Exercise Price: $62.00	29,595,000	5,000	50,000
Expiration: 06/20/2025; Exercise Price: $63.00	29,595,000	5,000	25,000
TOTAL PURCHASED OPTIONS (Cost $628,831)			496,500

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Schedule of Investments (Unaudited) (Continued)
May 31, 2025

	Shares	Value
SHORT-TERM INVESTMENTS — 4.9%
Investments Purchased with Proceeds from Securities Lending — 4.7%
First American Government Obligations Fund - Class X, 4.23% (f)	34,305,821	$34,305,821

Money Market Funds — 0.2%
First American Treasury Obligations Fund - Class X, 4.24% (f)	1,513,151	1,513,151
TOTAL SHORT-TERM INVESTMENTS (Cost $35,818,972)		35,818,972

TOTAL INVESTMENTS — 105.0% (Cost $740,323,486)		770,749,579
Liabilities in Excess of Other Assets — (5.0)%		(36,696,622)
TOTAL NET ASSETS — 100.0%		$734,052,957

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $33,542,501 which represented 4.6% of net assets.

(b)	Non-income producing security.

(c)	Represents less than 0.05% of net assets.

(d)	100 shares per contract.

(e)	Exchange-traded.

(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

(g)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of May 31, 2025 is $9,865,900, which is 1.34% of total net assets.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

SCHEDULE OF WRITTEN OPTIONS (Unaudited)
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.2)%
Call Options — (0.2)%
Consumer Staples Select Sector SPDR Fund, Expiration: 06/20/2025; Exercise Price: $81.00 (a)(b)	$(49,698,000)	(6,000)	$(1,539,000)
TOTAL WRITTEN OPTIONS (Premiums received $591,624)			$(1,539,000)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) May 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS — 94.8%
Invesco S&P 500 Equal Weight ETF (a)	797,227	$140,654,760
iShares Bitcoin Trust ETF (b)	219,168	13,031,729
iShares Core MSCI International Developed Markets ETF (a)	2,115,591	159,134,755
iShares MSCI USA Minimum Volatility ETF	973,684	91,049,191
iShares MSCI USA Quality Factor ETF	291,343	51,585,192
SPDR Portfolio Developed World ex-US ETF	5,006,187	199,296,304
SPDR Portfolio Emerging Markets ETF (a)	3,434,502	140,402,442
SPDR Portfolio S&P 500 Growth ETF (i)	3,218,679	288,683,320
SPDR Portfolio S&P 500 Value ETF (a)(i)	3,032,485	153,686,340
TOTAL EXCHANGE TRADED FUNDS (Cost $1,156,632,968)		1,237,524,033

COMMON STOCKS — 5.1%
Health Care — 0.1%
ABIOMED INC (b)(c)	113	0
Danaher Corp.	3,305	627,619
Eli Lilly & Co.	1,239	913,973
Intuitive Surgical, Inc. (b)	1,330	734,612
		2,276,204
Industrial Products — 0.2%
Amphenol Corp. - Class A	15,424	1,387,080
Eaton Corp. PLC	1,028	329,166
GE Vernova, Inc.	1,863	881,162
Trane Technologies PLC	822	353,682
		2,951,090
Industrial Services — 0.0%(d)
Quanta Services, Inc.	1,134	388,463

Media — 0.8%
Alphabet, Inc. - Class A	13,257	2,276,757
GoDaddy, Inc. - Class A (b)	4,146	755,194
Meta Platforms, Inc. - Class A	5,483	3,550,188
Netflix, Inc. (b)	811	979,064
Tencent Holdings Ltd. - ADR	9,263	581,531
Uber Technologies, Inc. (b)	14,314	1,204,666
		9,347,400
Retail & Wholesale - Discretionary — 0.6%
Alibaba Group Holding Ltd. - ADR	8,694	989,725
Amazon.com, Inc. (b)	29,087	5,963,126
		6,952,851
Software & Tech Services — 1.7%
Adobe, Inc. (b)	1,742	723,087
Autodesk, Inc. (b)	2,554	756,290

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Cadence Design Systems, Inc. (b)	3,129	$898,242
Cognizant Technology Solutions Corp., Class A - Class A	17,377	1,407,363
Crowdstrike Holdings, Inc. - Class A (b)	1,970	928,599
Fortinet, Inc. (b)	6,417	653,122
Genpact Ltd.	20,815	896,086
Intuit, Inc.	1,277	962,181
Microsoft Corp.	7,222	3,324,720
Oracle Corp.	9,496	1,571,873
Palantir Technologies, Inc. - Class A (b)	8,953	1,179,826
Palo Alto Networks, Inc. (b)	4,146	797,773
Paycom Software, Inc.	2,536	657,052
Qualys, Inc. (b)	6,431	891,015
Salesforce, Inc.	3,884	1,030,697
SAP SE - ADR (a)	5,030	1,523,386
ServiceNow, Inc. (b)	1,248	1,261,840
Synopsys, Inc. (b)	1,677	778,094
Workday, Inc. - Class A (b)	3,312	820,416
		21,061,662
Tech Hardware & Semiconductors — 1.6%
Advanced Micro Devices, Inc. (b)	9,166	1,014,951
Analog Devices, Inc.	3,208	686,448
Apple, Inc.	9,277	1,863,285
Applied Materials, Inc.	5,581	874,822
Arista Networks, Inc. (b)	13,251	1,148,067
ARM Holdings PLC - ADR (b)	4,635	577,243
Broadcom, Inc.	9,113	2,205,984
Dell Technologies, Inc. - Class C	7,767	864,234
Intel Corp. (e)	51,349	1,003,873
KLA Corp.	1,109	839,380
Lam Research Corp.	13,438	1,085,656
Micron Technology, Inc.	9,041	854,013
NVIDIA Corp.	42,157	5,696,675
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,944	762,454
		19,477,085
Telecommunications — 0.1%
Deutsche Telekom AG - ADR (a)	48,262	1,826,717

Utilities — 0.0%(d)
Constellation Energy Corp.	1,860	569,439
Vistra Corp.	3,540	568,418
		1,137,857
TOTAL COMMON STOCKS (Cost $59,808,284)		65,419,329

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.3%(b)(f)(g)
Call Options — 0.1%
Consumer Staples Select Sector SPDR Fund, Expiration: 06/20/2025; Exercise Price: $84.00	$82,830,000	10,000	$545,000
Financial Select Sector SPDR Fund, Expiration: 06/20/2025; Exercise Price: $52.00	25,480,000	5,000	157,500
Intel Corp., Expiration: 12/19/2025; Exercise Price: $35.00	2,932,500	1,500	48,000
Materials Select Sector SPDR Fund, Expiration: 09/19/2025; Exercise Price: $95.00	107,925,000	12,500	937,500
SPDR EURO STOXX 50 ETF
Expiration: 06/20/2025; Exercise Price: $62.00	59,190,000	10,000	100,000
Expiration: 06/20/2025; Exercise Price: $63.00	59,190,000	10,000	50,000
Xtrackers Harvest CSI 300 China A-Shares ETF,
Expiration: 06/20/2025; Exercise Price: $28.00	31,608,000	12,000	96,000

Put Options — 0.2%
CBOE Volatility Index, Expiration: 07/16/2025; Exercise Price: $17.00	11,142,000	6,000	273,000
Financial Select Sector SPDR Fund
Expiration: 06/20/2025; Exercise Price: $47.00	15,288,000	3,000	33,000
Expiration: 07/18/2025; Exercise Price: $48.00	20,384,000	4,000	238,000
SPDR EURO STOXX 50 ETF
Expiration: 07/18/2025; Exercise Price: $55.00	20,716,500	3,500	218,750
Expiration: 08/15/2025; Exercise Price: $54.00	20,716,500	3,500	271,250
SPDR S&P 500 ETF Trust
Expiration: 06/20/2025; Exercise Price: $540.00	412,573,000	7,000	672,000
Expiration: 06/20/2025; Exercise Price: $500.00	412,573,000	7,000	206,500
Expiration: 07/18/2025; Exercise Price: $550.00	147,347,500	2,500	1,130,000
Expiration: 07/18/2025; Exercise Price: $540.00	147,347,500	2,500	870,000
Expiration: 07/18/2025; Exercise Price: $505.00	147,347,500	2,500	370,000
Expiration: 07/18/2025; Exercise Price: $460.00	147,347,500	2,500	157,500
TOTAL PURCHASED OPTIONS (Cost $20,691,542)			6,374,000

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
SHORT-TERM INVESTMENTS — 12.5%
Investments Purchased with Proceeds from Securities Lending — 12.5%
First American Government Obligations Fund - Class X, 4.23% (h)	163,342,781	$163,342,781

Money Market Funds — 0.0%(d)
First American Treasury Obligations Fund - Class X, 4.24% (h)	328	328
TOTAL SHORT-TERM INVESTMENTS (Cost $163,343,109)		163,343,109

TOTAL INVESTMENTS — 112.7% (Cost $1,400,475,903)		1,472,660,471
Liabilities in Excess of Other Assets — (12.7)%		(166,449,502)
TOTAL NET ASSETS — 100.0%		$1,306,210,969

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $159,371,278 which represented 12.2% of net assets.

(b)	Non-income producing security.

(c)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2025.

(d)	Represents less than 0.05% of net assets.

(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(f)	Exchange-traded.

(g)	100 shares per contract.

(h)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

(i)

All or a portion of this security has been pledged as collateral for written options. The total value of assets committed as collateral as of May 31, 2025 is $160,642,000, which is 12.3% of total net assets.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund Schedule of Written Options (Unaudited) May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.5)% (a)(b)
Call Options — (0.2)%
Consumer Staples Select Sector SPDR Fund, Expiration: 06/20/2025; Exercise Price: $81.00	$(82,830,000)	(10,000)	$(2,565,000)
Intel Corp., Expiration: 12/19/2025; Exercise Price: $45.00	(5,865,000)	(3,000)	(60,000)
Materials Select Sector SPDR Fund, Expiration: 06/20/2025; Exercise Price: $95.00	(64,755,000)	(7,500)	(75,000)
Total Call Options			(2,700,000)

Put Options — (0.3)%
CBOE Volatility Index, Expiration: 08/20/2025; Exercise Price: $16.00	(11,142,000)	(6,000)	(216,000)
Financial Select Sector SPDR Fund
Expiration: 06/20/2025; Exercise Price: $44.00	(27,518,400)	(5,400)	(32,400)
Expiration: 07/18/2025; Exercise Price: $45.00	(40,768,000)	(8,000)	(152,000)
SPDR EURO STOXX 50 ETF
Expiration: 07/18/2025; Exercise Price: $51.00	(41,433,000)	(7,000)	(192,500)
Expiration: 08/15/2025; Exercise Price: $50.00	(41,433,000)	(7,000)	(262,500)
SPDR S&P 500 ETF Trust
Expiration: 06/20/2025; Exercise Price: $520.00	(825,146,000)	(14,000)	(679,000)
Expiration: 07/18/2025; Exercise Price: $535.00	(147,347,500)	(2,500)	(765,000)
Expiration: 07/18/2025; Exercise Price: $520.00	(147,347,500)	(2,500)	(525,000)
Expiration: 07/18/2025; Exercise Price: $500.00	(294,695,000)	(5,000)	(660,000)
Total Put Options			(3,484,400)
TOTAL WRITTEN OPTIONS (Premiums received $15,771,364)			$(6,184,400)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

See accompanying notes to financial statements.

Horizon Active Income Fund Schedule of Investments (Unaudited) May 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS — 99.4%
iShares 10+ Year Investment Grade Corporate Bond ETF (a)	486,535	$23,840,215
iShares 1-3 Year Treasury Bond ETF	497	41,077
iShares 1-5 Year Investment Grade Corporate Bond ETF	1,002	52,555
iShares 20+ Year Treasury Bond ETF	91,961	7,934,395
iShares 5-10 Year Investment Grade Corporate Bond ETF	1,005,309	52,788,776
iShares 7-10 Year Treasury Bond ETF	1,627	153,865
iShares iBoxx Investment Grade Corporate Bond ETF (a)	1,428	153,896
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	354	32,072
iShares TIPS Bond ETF	120,927	13,216,112
Janus Henderson AAA CLO ETF (a)	1,011	51,308
Janus Henderson B-BBB CLO ETF	213	10,343
Janus Henderson Mortgage-Backed Securities ETF (a)	476,902	21,188,756
PIMCO Active Bond Exchange-Traded Fund (c)	144,791	13,177,429
PIMCO Multisector Bond Active ETF (a)	1,507,157	39,517,657
Simplify MBS ETF (a)	265,324	13,165,377
SPDR Blackstone Senior Loan ETF	1,222	50,579
SPDR Doubleline Total Return Tactical ETF (a)	795,632	31,610,459
SPDR Portfolio Intermediate Term Corporate Bond ETF	1,578	52,484
SPDR Portfolio Long Term Treasury ETF	2,992	77,822
SPDR Portfolio Short Term Corporate Bond ETF	699,972	21,048,158
VanEck Fallen Angel High Yield Bond ETF	3,601	103,349
VanEck J. P. Morgan EM Local Currency Bond ETF	1,639	40,450
Vanguard Total International Bond ETF (a)	532,534	26,333,806
Xtrackers USD High Yield Corporate Bond ETF	1,753	63,914
TOTAL EXCHANGE TRADED FUNDS (Cost $266,061,470)		264,704,854

See accompanying notes to financial statements.

Horizon Active Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
SHORT-TERM INVESTMENTS — 15.5%
Investments Purchased with Proceeds from Securities Lending — 15.3%
First American Government Obligations Fund - Class X, 4.23% (b)	40,670,575	$40,670,575

Money Market Funds — 0.2%
First American Treasury Obligations Fund - Class X, 4.24% (b)	699,373	699,373
TOTAL SHORT-TERM INVESTMENTS (Cost $41,369,948)		41,369,948

TOTAL INVESTMENTS — 114.9% (Cost $307,431,418)		306,074,802
Liabilities in Excess of Other Assets — (14.9)%		(39,634,305)
TOTAL NET ASSETS — 100.0%		$266,440,497

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $39,844,106 which represented 15.0% of net assets.

(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

(c)

All or a portion of this security has been pledged as collateral for written options. The total value of assets committed as collateral as of May 31, 2025 is $3,185,350, which is 1.2% of total net assets.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) May 31, 2025

	Shares	Value
COMMON STOCKS — 99.4%
Banking — 5.7%
Bank of America Corp.	31,144	$1,374,385
Citigroup, Inc.	8,721	656,866
JPMorgan Chase & Co.	11,315	2,987,160
PNC Financial Services Group, Inc.	1,793	311,641
Truist Financial Corp.	6,231	246,124
US Bancorp	7,388	322,043
Wells Fargo & Co.	14,664	1,096,574
		6,994,793
Consumer Discretionary Products — 1.9%
DR Horton, Inc.	1,438	169,770
Ford Motor Co.	28,529	296,131
General Motors Co.	5,148	255,392
Lennar Corp., Class A - Class A	1,449	153,710
Nike, Inc. - Class B	7,396	448,124
Tesla, Inc. (a)	2,997	1,038,341
		2,361,468
Consumer Discretionary Services — 2.0%
Las Vegas Sands Corp.	5,194	213,785
Marriott International, Inc. - Class A	1,229	324,247
McDonald’s Corp.	3,623	1,137,078
Starbucks Corp.	6,789	569,937
Yum! Brands, Inc.	1,881	270,751
		2,515,798
Consumer Staple Products — 4.8%
Altria Group, Inc.	5,608	339,901
Coca-Cola Co.	17,009	1,226,349
Colgate-Palmolive Co.	1,186	110,227
Constellation Brands, Inc. - Class A	457	81,478
General Mills, Inc.	1,846	100,164
Hershey Co.	616	98,985
Keurig Dr Pepper, Inc.	3,575	120,370
Kimberly-Clark Corp.	817	117,452
Kraft Heinz Co.	3,597	96,148
Mondelez International, Inc. - Class A	3,057	206,317
PepsiCo, Inc.	5,431	713,905
Philip Morris International, Inc.	6,723	1,214,106
Procter & Gamble Co.	8,793	1,493,843
		5,919,245
Financial Services — 6.7%
American Express Co.	1,871	550,168
Ameriprise Financial, Inc.	258	131,384
Bank of New York Mellon Corp.	2,501	221,614

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Blackrock, Inc.	580	$568,336
Blackstone, Inc.	2,659	368,963
Capital One Financial Corp.	974	184,232
Charles Schwab Corp.	5,096	450,181
CME Group, Inc.	1,775	512,975
Goldman Sachs Group, Inc.	1,254	752,964
Intercontinental Exchange, Inc.	1,413	254,057
KKR & Co., Inc.	1,325	160,935
MasterCard, Inc. - Class A	1,708	1,000,205
Moody’s Corp.	313	150,027
Morgan Stanley	7,481	957,792
S&P Global, Inc.	604	309,767
Visa, Inc. - Class A	4,490	1,639,703
		8,213,303
Health Care — 10.1%
Abbott Laboratories	1,463	195,427
AbbVie, Inc.	8,906	1,657,496
Amgen, Inc.	2,344	675,494
Becton Dickinson & Co.	913	157,575
Boston Scientific Corp. (a)	1,924	202,520
Bristol-Myers Squibb Co.	11,297	545,419
Cigna Group	972	307,774
CVS Health Corp.	6,534	418,437
Danaher Corp.	567	107,673
Elevance Health, Inc.	671	257,557
Eli Lilly & Co.	1,721	1,269,530
Gilead Sciences, Inc.	6,384	702,751
HCA Healthcare, Inc.	580	221,206
Humana, Inc.	300	69,939
Intuitive Surgical, Inc. (a)	525	289,978
Johnson & Johnson	11,698	1,815,647
McKesson Corp.	219	157,573
Medtronic PLC	6,289	521,861
Merck & Co., Inc.	10,558	811,277
Pfizer, Inc.	4,018	94,383
Regeneron Pharmaceuticals, Inc.	115	56,382
Stryker Corp.	970	371,161
Thermo Fisher Scientific, Inc.	634	255,388
UnitedHealth Group, Inc.	3,038	917,203
Vertex Pharmaceuticals, Inc. (a)	308	136,151
Zoetis, Inc.	1,168	196,960
		12,412,762

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Industrial Products — 6.0%
3M Co.	2,328	$345,359
Amphenol Corp. - Class A	5,611	504,597
Carrier Global Corp.	2,429	172,945
Caterpillar, Inc.	1,516	527,613
Deere & Co.	883	447,028
Eaton Corp. PLC	1,092	349,658
Emerson Electric Co.	1,904	227,299
General Dynamics Corp.	971	270,414
General Electric Co.	2,402	590,676
Honeywell International, Inc.	2,437	552,395
Illinois Tool Works, Inc.	1,128	276,450
Johnson Controls International PLC	2,463	249,674
L3Harris Technologies, Inc.	691	168,839
Lockheed Martin Corp.	1,044	503,605
Northrop Grumman Corp.	506	245,294
Otis Worldwide Corp.	1,270	121,094
PACCAR, Inc.	2,674	250,955
Parker-Hannifin Corp.	341	226,663
RTX Corp.	5,587	762,514
TE Connectivity PLC	2,441	390,731
Trane Technologies PLC	572	246,114
		7,429,917
Industrial Services — 2.4%
Automatic Data Processing, Inc.	1,595	519,220
Cintas Corp.	843	190,940
CSX Corp.	5,746	181,516
FedEx Corp.	836	182,332
Paychex, Inc.	1,642	259,288
Republic Services, Inc.	807	207,633
Union Pacific Corp.	2,378	527,108
United Parcel Service, Inc. - Class B	4,361	425,372
United Rentals, Inc.	164	116,174
Waste Management, Inc.	1,185	285,549
		2,895,132
Insurance — 3.1%
Aflac, Inc.	1,739	180,056
Allstate Corp.	773	162,229
American International Group, Inc.	1,945	164,625
Aon PLC - Class A	388	144,367
Arthur J Gallagher & Co.	423	146,967
Berkshire Hathaway, Inc. - Class B (a)	3,229	1,627,287
Chubb Ltd.	1,114	331,081
Marsh & McLennan Cos., Inc.	1,326	309,833

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
MetLife, Inc.	2,663	$209,259
Progressive Corp.	751	213,982
Prudential Financial, Inc.	1,492	155,004
Travelers Cos., Inc.	600	165,420
		3,810,110
Materials — 1.7%
Air Products & Chemicals, Inc.	936	261,060
DuPont de Nemours, Inc.	1,435	95,858
Ecolab, Inc.	707	187,793
Freeport-McMoRan, Inc.	3,907	150,341
Linde PLC	1,425	666,301
LyondellBasell Industries NV - Class A	1,700	96,033
Newmont Goldcorp Corp.	4,140	218,261
Nucor Corp.	699	76,443
PPG Industries, Inc.	880	97,504
Sherwin-Williams Co.	579	207,751
		2,057,345
Media — 9.0%
Airbnb, Inc. - Class A (a)	1,659	214,011
Alphabet, Inc. - Class A	23,263	3,995,188
Booking Holdings, Inc.	105	579,488
Comcast Corp. - Class A	24,515	847,483
Meta Platforms, Inc. - Class A	4,998	3,236,155
Netflix, Inc. (a)	979	1,181,878
Uber Technologies, Inc. (a)	3,257	274,109
Walt Disney Co.	6,125	692,370
		11,020,682
Oil & Gas — 3.2%
Chevron Corp.	7,316	1,000,097
ConocoPhillips	2,660	227,031
EOG Resources, Inc.	884	95,976
Exxon Mobil Corp.	18,662	1,909,123
Marathon Petroleum Corp.	690	110,911
Occidental Petroleum Corp.	1,878	76,585
ONEOK, Inc.	1,355	109,538
Phillips 66	831	94,302
Schlumberger, Ltd.	2,441	80,675
Valero Energy Corp.	785	101,241
Williams Cos., Inc.	2,704	163,619
		3,969,098
Real Estate — 0.0%(b)
Millrose Properties, Inc. (a)	731	20,373

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Retail & Wholesale - Discretionary — 5.2%
Amazon.com, Inc. (a)	16,591	$3,401,321
Home Depot, Inc.	4,519	1,664,303
Lowe’s Cos., Inc.	2,491	562,293
Ross Stores, Inc.	1,633	228,767
TJX Cos., Inc.	4,488	569,527
		6,426,211
Retail & Wholesale - Staples — 2.6%
Archer-Daniels-Midland Co.	1,824	88,045
Costco Wholesale Corp.	615	639,711
Kroger Co.	2,217	151,266
Sysco Corp.	1,606	117,238
Target Corp.	838	78,780
Walmart, Inc.	20,832	2,056,535
		3,131,575
Software & Tech Services — 11.9%
Accenture PLC - Class A	2,726	863,651
Adobe, Inc. (a)	1,047	434,599
International Business Machines Corp.	5,791	1,500,217
Intuit, Inc.	853	642,710
Microsoft Corp.	16,517	7,603,766
Oracle Corp.	9,142	1,513,275
Palo Alto Networks, Inc. (a)	2,033	391,190
Roper Technologies, Inc.	601	342,732
Salesforce, Inc.	2,831	751,263
ServiceNow, Inc. (a)	539	544,978
		14,588,381
Tech Hardware & Semiconductors — 18.2%
Advanced Micro Devices, Inc. (a)	2,619	290,002
Analog Devices, Inc.	2,536	542,653
Apple, Inc.	27,825	5,588,651
Applied Materials, Inc.	2,636	413,193
Arista Networks, Inc. (a)	4,313	373,678
Broadcom, Inc.	15,357	3,717,469
Cisco Systems, Inc.	24,493	1,544,039
Corning, Inc.	8,371	415,118
Garmin, Ltd.	1,297	263,252
Hewlett Packard Enterprise Co.	16,351	282,545
HP, Inc.	10,399	258,935
KLA Corp.	546	413,257
Lam Research Corp.	4,993	403,384
Micron Technology, Inc.	3,555	335,805
Motorola Solutions, Inc.	1,005	417,457
NVIDIA Corp.	40,682	5,497,359

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
QUALCOMM, Inc.	4,833	$701,752
Texas Instruments, Inc.	5,012	916,444
		22,374,993
Telecommunications — 2.1%
T-Mobile US, Inc.	5,157	1,249,026
Verizon Communications, Inc.	29,749	1,307,766
		2,556,792
Utilities — 2.8%
American Electric Power Co., Inc.	2,576	266,590
Consolidated Edison, Inc.	1,530	159,870
Constellation Energy Corp.	590	180,628
Dominion Energy, Inc.	4,315	244,531
Duke Energy Corp.	3,768	443,569
Edison International	1,735	96,553
Exelon Corp.	5,001	219,144
NextEra Energy, Inc.	9,358	661,049
Public Service Enterprise Group, Inc.	2,161	175,106
Sempra	2,732	214,708
Southern Co.	5,266	473,940
WEC Energy Group, Inc.	1,455	156,325
Xcel Energy, Inc.	2,617	183,452
		3,475,465
TOTAL COMMON STOCKS (Cost $94,250,381)		122,173,443

SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
First American Treasury Obligations Fund - Class X, 4.24% (c)	657,578	657,578
TOTAL SHORT-TERM INVESTMENTS (Cost $657,578)		657,578

TOTAL INVESTMENTS — 99.9% (Cost $94,907,959)		122,831,021
Other Assets in Excess of Liabilities — 0.1%		117,858
TOTAL NET ASSETS — 100.0%		$122,948,879

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

(d)

All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of May 31, 2025 is $28,358,882, which is 23.0% of the total net assets.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund Schedule of Written Options (Unaudited) May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.1)%
Call Options — (0.1)%
S&P 500 Index, Expiration: 06/05/2025; Exercise Price: $6,000.00 (a)(b)	$(82,763,660)	(140)	$(116,900)
TOTAL WRITTEN OPTIONS (Premiums received $194,260)			$(116,900)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) May 31, 2025

	Shares	Value
COMMON STOCKS — 100.4%
Banking — 3.5%
Bank of America Corp.	101,466	$4,477,694
Citigroup, Inc.	28,763	2,166,429
Citizens Financial Group, Inc.	6,696	270,184
Fifth Third Bancorp	10,263	391,944
Huntington Bancshares, Inc.	22,268	348,049
JPMorgan Chase & Co. (h)	42,845	11,311,080
KeyCorp	15,259	242,008
M&T Bank Corp.	2,538	463,540
PNC Financial Services Group, Inc.	6,064	1,053,984
Regions Financial Corp.	13,932	298,702
Truist Financial Corp.	20,156	796,162
US Bancorp	23,901	1,041,845
Wells Fargo & Co.	50,396	3,768,613
		26,630,234
Consumer Discretionary Products — 2.6%
Aptiv PLC (a)	3,513	234,704
Deckers Outdoor Corp. (a)	2,323	245,123
DR Horton, Inc.	4,342	512,617
Ford Motor Co.	59,646	619,125
General Motors Co.	15,245	756,304
Hasbro, Inc.	2,007	133,887
Lennar Corp., Class A - Class A	3,576	379,342
Masco Corp.	3,246	202,615
Mohawk Industries, Inc. (a)	799	80,387
Nike, Inc. - Class B	18,098	1,096,558
NVR, Inc. (a)	40	284,637
PulteGroup, Inc.	3,099	303,795
Ralph Lauren Corp., Class A	606	167,747
Tapestry, Inc.	3,170	249,004
Tesla, Inc. (a)	42,884	14,857,591
		20,123,436
Consumer Discretionary Services — 1.5%
Caesars Entertainment, Inc. (a)	3,255	87,494
Carnival Corp. (a)	16,052	372,727
Chipotle Mexican Grill, Inc. (a)	20,768	1,040,061
Darden Restaurants, Inc.	1,790	383,436
Domino’s Pizza, Inc.	526	249,229
Hilton Worldwide Holdings, Inc.	3,684	915,253
Las Vegas Sands Corp.	5,262	216,584
Live Nation Entertainment, Inc. (a)	2,399	329,119
Marriott International, Inc. - Class A	3,504	924,460
McDonald’s Corp.	10,977	3,445,132

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
MGM Resorts International (a)	3,427	$108,465
Norwegian Cruise Line Holdings Ltd. (a)	6,744	119,032
Royal Caribbean Cruises Ltd.	3,789	973,659
Starbucks Corp.	17,402	1,460,898
TKO Group Holdings, Inc.	1,014	160,019
Wynn Resorts Ltd.	1,370	124,040
Yum! Brands, Inc.	4,273	615,056
		11,524,664
Consumer Staple Products — 3.7%
Altria Group, Inc.	25,966	1,573,799
Brown-Forman Corp. - Class B	2,788	92,952
Church & Dwight Co., Inc.	3,767	370,334
Clorox Co.	1,886	248,726
Coca-Cola Co.	59,330	4,277,693
Colgate-Palmolive Co.	12,434	1,155,616
Conagra Brands, Inc.	7,312	167,372
Constellation Brands, Inc. - Class A	2,378	423,974
Estee Lauder Cos., Inc. - Class A	3,573	239,177
General Mills, Inc.	8,444	458,171
Hershey Co.	2,261	363,320
Hormel Foods Corp.	4,449	136,495
J M Smucker Co.	1,626	183,104
Kellanova	4,118	340,270
Kenvue, Inc.	29,389	701,515
Keurig Dr Pepper, Inc.	18,293	615,925
Kimberly-Clark Corp.	5,080	730,301
Kraft Heinz Co.	13,365	357,246
Lamb Weston Holdings, Inc.	2,182	121,712
McCormick & Co., Inc.	3,862	280,883
Molson Coors Brewing Co. - Class B	2,634	141,156
Mondelez International, Inc. - Class A	19,821	1,337,719
Monster Beverage Corp. (a)	10,727	685,992
PepsiCo, Inc.	21,010	2,761,765
Philip Morris International, Inc.	23,822	4,302,015
Procter & Gamble Co. (h)	35,930	6,104,148
The Campbell’s Co.	3,009	102,426
Tyson Foods, Inc., Class A - Class A	4,378	245,869
		28,519,675
Financial Services — 7.1%
American Express Co.	8,500	2,499,425
Ameriprise Financial, Inc.	1,471	749,092
Apollo Global Management, Inc.	6,847	894,835
Bank of New York Mellon Corp.	10,994	974,178
Blackrock, Inc.	2,226	2,181,235
Blackstone, Inc.	11,213	1,555,916

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Broadridge Financial Solutions, Inc.	1,789	$434,423
Capital One Financial Corp.	9,754	1,844,969
CBOE Global Markets, Inc.	1,601	366,821
Charles Schwab Corp.	26,110	2,306,557
CME Group, Inc.	5,518	1,594,702
Coinbase Global, Inc. - Class A (a)	3,434	846,893
Corpay, Inc. (a)	1,064	345,917
Equifax, Inc.	1,899	501,697
FactSet Research Systems, Inc.	577	264,416
Fair Isaac Corp. (a)	370	638,724
Fidelity National Information Services, Inc.	8,114	645,956
Fiserv, Inc. (a)	8,714	1,418,552
Franklin Resources, Inc.	4,738	102,530
Global Payments, Inc.	3,792	286,713
Goldman Sachs Group, Inc.	4,783	2,871,952
Intercontinental Exchange, Inc.	8,798	1,581,880
Invesco, Ltd.	6,863	99,239
Jack Henry & Associates, Inc.	1,113	201,642
KKR & Co., Inc.	10,340	1,255,896
MarketAxess Holdings, Inc.	573	124,003
MasterCard, Inc. - Class A (h)	12,478	7,307,117
Moody’s Corp.	2,373	1,137,426
Morgan Stanley	18,958	2,427,193
MSCI, Inc.	1,188	670,056
Nasdaq, Inc.	6,341	529,727
Northern Trust Corp.	3,001	320,327
PayPal Holdings, Inc. (a)	15,157	1,065,234
Raymond James Financial, Inc.	2,822	414,778
S&P Global, Inc.	4,824	2,474,037
State Street Corp.	4,418	425,365
Synchrony Financial	5,952	343,133
T. Rowe Price Group, Inc.	3,403	318,487
Verisk Analytics, Inc.	2,160	678,542
Visa, Inc. - Class A (h)	26,404	9,642,477
		54,342,062
Health Care — 9.7%
Abbott Laboratories	26,576	3,550,022
AbbVie, Inc. (h)	27,048	5,033,903
ABIOMED INC (a)(b)	495	0
Agilent Technologies, Inc.	4,370	489,090
Align Technology, Inc. (a)	1,071	193,787
Amgen, Inc.	8,229	2,371,433
Baxter International, Inc.	7,822	238,571
Becton Dickinson & Co.	4,397	758,878
Biogen, Inc. (a)	2,239	290,600

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Bio-Techne Corp.	2,419	$117,080
Boston Scientific Corp. (a)	22,581	2,376,876
Bristol-Myers Squibb Co.	31,090	1,501,025
Cardinal Health, Inc.	3,700	571,428
Cencora, Inc.	2,642	769,456
Centene Corp. (a)	7,597	428,775
Charles River Laboratories International, Inc. (a)	782	106,063
Cigna Group	4,193	1,327,672
Cooper Cos., Inc. (a)	3,050	208,254
CVS Health Corp.	19,317	1,237,061
Danaher Corp.	9,805	1,861,970
DaVita, Inc. (a)	671	91,431
Dexcom, Inc. (a)	5,982	513,256
Edwards Lifesciences Corp. (a)	9,036	706,796
Elevance Health, Inc.	3,550	1,362,632
Eli Lilly & Co. (h)	12,072	8,905,152
GE HealthCare Technologies, Inc.	6,999	493,709
Gilead Sciences, Inc.	19,094	2,101,868
HCA Healthcare, Inc.	2,738	1,044,246
Henry Schein, Inc. (a)	1,909	133,611
Hologic, Inc. (a)	3,437	213,678
Humana, Inc.	1,841	429,192
IDEXX Laboratories, Inc. (a)	1,252	642,727
Incyte Corp. (a)	2,447	159,202
Insulet Corp. (a)	1,071	348,107
Intuitive Surgical, Inc. (a)	5,462	3,016,881
IQVIA Holdings, Inc. (a)	2,560	359,245
Johnson & Johnson (h)	36,890	5,725,697
Labcorp Holdings, Inc.	1,273	316,939
McKesson Corp.	1,918	1,380,020
Medtronic PLC	19,646	1,630,225
Merck & Co., Inc. (h)	38,760	2,978,318
Mettler-Toledo International, Inc. (a)	315	363,989
Moderna, Inc. (a)	5,188	137,793
Molina Healthcare, Inc. (a)	848	258,674
Pfizer, Inc.	86,839	2,039,848
Quest Diagnostics, Inc.	1,696	293,985
Regeneron Pharmaceuticals, Inc.	1,607	787,880
ResMed, Inc.	2,246	549,798
Revvity, Inc.	1,860	168,181
Solventum Corp. (a)	2,113	154,439
STERIS PLC	1,502	368,305
Stryker Corp.	5,258	2,011,921
Thermo Fisher Scientific, Inc.	5,857	2,359,317
UnitedHealth Group, Inc. (h)	14,097	4,256,025

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Universal Health Services, Inc. - Class B	896	$170,554
Vertex Pharmaceuticals, Inc. (a)	3,931	1,737,699
Viatris, Inc.	18,282	160,699
Waters Corp. (a)	906	316,411
West Pharmaceutical Services, Inc.	1,105	232,989
Zimmer Biomet Holdings, Inc.	3,049	281,026
Zoetis, Inc.	6,861	1,156,970
		73,791,379
Industrial Products — 6.1%
3M Co.	8,316	1,233,679
Allegion PLC	1,327	189,363
AMETEK, Inc.	3,542	633,097
Amphenol Corp. - Class A	18,556	1,668,741
AO Smith Corp.	1,807	116,208
Axon Enterprise, Inc. (a)	1,104	828,397
Boeing Co. (a)	11,492	2,382,521
Carrier Global Corp.	12,373	880,958
Caterpillar, Inc.	7,319	2,547,232
Cummins, Inc.	2,102	675,751
Deere & Co.	3,877	1,962,770
Dover Corp.	2,098	372,919
Eaton Corp. PLC (c)	6,053	1,938,171
Emerson Electric Co.	8,639	1,031,324
Fortive Corp.	5,228	366,953
GE Vernova, Inc.	4,225	1,998,340
Generac Holdings, Inc. (a)	908	110,894
General Dynamics Corp.	3,885	1,081,934
General Electric Co.	16,445	4,043,990
Honeywell International, Inc.	9,959	2,257,407
Howmet Aerospace, Inc.	6,201	1,053,488
Hubbell, Inc.	818	318,676
Huntington Ingalls Industries, Inc.	596	132,944
IDEX Corp.	1,158	209,494
Illinois Tool Works, Inc.	4,092	1,002,867
Ingersoll Rand, Inc.	6,170	503,719
Johnson Controls International PLC	10,113	1,025,155
Keysight Technologies, Inc. (a)	2,645	415,371
L3Harris Technologies, Inc.	2,883	704,432
Lennox International, Inc.	487	274,887
Lockheed Martin Corp.	3,209	1,547,957
Nordson Corp.	829	175,740
Northrop Grumman Corp.	2,082	1,009,291
Otis Worldwide Corp.	6,075	579,251
PACCAR, Inc.	8,033	753,897
Parker-Hannifin Corp.	1,970	1,309,459

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Pentair PLC	2,529	$250,826
Rockwell Automation, Inc.	1,728	545,270
RTX Corp.	20,410	2,785,557
Snap-on, Inc.	799	256,279
Stanley Black & Decker, Inc.	2,361	154,480
TE Connectivity PLC	4,569	731,360
Textron, Inc.	2,794	206,840
Trane Technologies PLC	3,434	1,477,547
TransDigm Group, Inc.	856	1,256,976
Trimble, Inc. (a)	3,765	268,332
Veralto Corp.	3,785	382,399
Wabtec Corp.	2,617	529,471
Xylem, Inc.	3,717	468,491
		46,651,105
Industrial Services — 2.3%
Automatic Data Processing, Inc.	6,230	2,028,052
CH Robinson Worldwide, Inc.	1,809	173,610
Cintas Corp.	5,252	1,189,578
CSX Corp.	29,547	933,390
Delta Air Lines, Inc.	9,830	475,674
Expeditors International of Washington, Inc.	2,141	241,355
Fastenal Co.	17,561	725,972
FedEx Corp.	3,393	740,013
Jacobs Solutions, Inc.	1,876	236,939
JB Hunt Transport Services, Inc.	1,214	168,564
Norfolk Southern Corp.	3,465	856,271
Old Dominion Freight Line, Inc.	2,875	460,489
Paychex, Inc.	4,907	774,864
Quanta Services, Inc.	2,257	773,158
Republic Services, Inc.	3,107	799,400
Rollins, Inc.	4,302	246,290
Southwest Airlines Co.	9,080	303,090
Union Pacific Corp.	9,255	2,051,463
United Airlines Holdings, Inc. (a)	5,038	400,244
United Parcel Service, Inc. - Class B	11,204	1,092,838
United Rentals, Inc.	993	703,421
Waste Management, Inc.	5,591	1,347,263
WW Grainger, Inc.	675	734,103
		17,456,041
Insurance — 4.1%
Aflac, Inc.	7,582	785,040
Allstate Corp.	4,057	851,443
American International Group, Inc.	9,090	769,378
Aon PLC - Class A	3,308	1,230,841

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Arch Capital Group Ltd.	5,742	$545,720
Arthur J Gallagher & Co.	3,892	1,352,236
Assurant, Inc.	784	159,136
Berkshire Hathaway, Inc. - Class B (a)(h)	28,085	14,153,717
Brown & Brown, Inc.	3,631	409,940
Chubb Ltd.	5,709	1,696,715
Cincinnati Financial Corp.	2,393	360,912
Erie Indemnity Co. - Class A	380	136,234
Everest Group Ltd.	654	227,062
Globe Life, Inc.	1,282	156,237
Hartford Insurance Group, Inc.	4,404	571,815
Loews Corp.	2,705	241,529
Marsh & McLennan Cos., Inc.	7,523	1,757,824
MetLife, Inc.	8,866	696,690
Principal Financial Group, Inc.	3,221	250,884
Progressive Corp.	8,974	2,556,962
Prudential Financial, Inc.	5,423	563,395
Travelers Cos., Inc.	3,471	956,955
Willis Towers Watson PLC	1,527	483,372
WR Berkley Corp.	4,597	343,350
		31,257,387
Materials — 1.9%
Air Products & Chemicals, Inc.	3,405	949,689
Albemarle Corp. (c)	1,798	100,256
Amcor PLC	22,147	201,759
Avery Dennison Corp.	1,227	218,075
Ball Corp.	4,573	245,021
CF Industries Holdings, Inc.	2,663	241,561
Corteva, Inc.	10,501	743,471
Dow, Inc.	10,781	299,065
DuPont de Nemours, Inc.	6,403	427,720
Eastman Chemical Co.	1,762	138,088
Ecolab, Inc.	3,858	1,024,762
Freeport-McMoRan, Inc.	22,018	847,253
International Flavors & Fragrances, Inc.	3,914	299,656
International Paper Co.	8,075	386,066
Linde PLC	7,293	3,410,061
LyondellBasell Industries NV - Class A	3,968	224,152
Martin Marietta Materials, Inc.	932	510,317
Mosaic Co.	4,867	175,893
Newmont Goldcorp Corp.	17,443	919,595
Nucor Corp.	3,597	393,368
Packaging Corp. of America	1,361	262,904
PPG Industries, Inc.	3,550	393,340
Sherwin-Williams Co.	3,547	1,272,699

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Smurfit WestRock PLC	7,573	$328,138
Steel Dynamics, Inc.	2,167	266,693
Vulcan Materials Co.	2,020	535,441
		14,815,043
Media — 9.7%
Airbnb, Inc. - Class A (a)	6,629	855,141
Alphabet, Inc. - Class A (h)	89,387	15,351,323
Alphabet, Inc. - Class C (h)	72,440	12,521,254
Booking Holdings, Inc.	502	2,770,503
Charter Communications, Inc. - Class A (a)	1,475	584,498
Comcast Corp. - Class A	57,792	1,997,869
DoorDash, Inc. - Class A (a)	5,190	1,082,894
Electronic Arts, Inc.	3,635	522,640
Expedia Group, Inc.	1,888	314,824
Fox Corp. - Class A	3,335	183,225
Fox Corp. - Class B	2,017	101,415
GoDaddy, Inc. - Class A (a)	2,160	393,444
Interpublic Group of Cos., Inc.	5,709	136,788
Match Group, Inc.	3,847	115,179
Meta Platforms, Inc. - Class A (h)	33,554	21,725,879
Netflix, Inc. (a)	6,550	7,907,357
News Corp., Class A - Class A	5,788	163,453
News Corp., Class B - Class B	1,707	55,853
Omnicom Group, Inc.	3,008	220,908
Paramount Global - Class B	9,107	110,195
Take-Two Interactive Software, Inc. (a)	2,512	568,415
Uber Technologies, Inc. (a)	32,010	2,693,962
VeriSign, Inc.	1,245	339,225
Walt Disney Co.	27,698	3,130,982
Warner Bros Discovery, Inc. (a)	34,221	341,183
		74,188,409
Oil & Gas — 3.0%
APA Corp.	5,663	96,328
Baker Hughes & GE Co., Class A	15,167	561,937
Chevron Corp.	25,607	3,500,477
ConocoPhillips	19,549	1,668,507
Coterra Energy, Inc.	11,276	274,120
Devon Energy Corp.	10,066	304,597
Diamondback Energy, Inc.	2,861	384,948
EOG Resources, Inc.	8,614	935,222
EQT Corp.	9,139	503,833
Expand Energy Corp.	3,272	379,977
Exxon Mobil Corp. (h)	66,704	6,823,819
Halliburton Co.	13,300	260,547
Hess Corp.	4,232	559,428

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Kinder Morgan, Inc.	29,628	$830,769
Marathon Petroleum Corp.	4,839	777,821
Occidental Petroleum Corp.	10,346	421,910
ONEOK, Inc.	9,505	768,384
Phillips 66	6,324	717,648
Schlumberger, Ltd.	21,466	709,451
Targa Resources Corp.	3,337	527,012
Texas Pacific Land Corp.	283	315,270
Valero Energy Corp.	4,846	624,989
Williams Cos., Inc.	18,676	1,130,085
		23,077,079
Real Estate — 2.2%
Alexandria Real Estate Equities, Inc.	2,360	165,648
American Tower Corp.	7,158	1,536,465
AvalonBay Communities, Inc.	2,174	449,518
BXP, Inc.	2,226	149,877
Camden Property Trust	1,629	191,391
CBRE Group, Inc. - Class A (a)	4,528	566,091
CoStar Group, Inc. (a)	6,458	475,050
Crown Castle, Inc.	6,654	667,729
Digital Realty Trust, Inc.	4,844	830,843
Equinix, Inc.	1,488	1,322,564
Equity Residential	5,230	366,832
Essex Property Trust, Inc.	980	278,222
Extra Space Storage, Inc.	3,243	490,179
Federal Realty Investment Trust	1,178	112,475
Healthpeak Properties, Inc.	10,718	186,600
Host Hotels & Resorts, Inc.	10,715	165,975
Invitation Homes, Inc.	8,732	294,268
Iron Mountain, Inc.	4,494	443,603
Kimco Realty Corp.	10,408	221,274
Mid-America Apartment Communities, Inc.	1,787	279,934
Prologis, Inc.	14,196	1,541,686
Public Storage	2,412	743,885
Realty Income Corp.	13,407	759,104
Regency Centers Corp.	2,498	180,231
SBA Communications Corp.	1,644	381,227
Simon Property Group, Inc.	4,696	765,777
UDR, Inc.	4,602	190,661
Ventas, Inc.	6,695	430,355
VICI Properties, Inc.	16,157	512,338
Welltower, Inc.	9,332	1,439,741
Weyerhaeuser Co.	11,115	287,990
		16,427,533

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Renewable Energy — 0.0%(d)
Enphase Energy, Inc. (a)	2,027	$83,897
First Solar, Inc. (a)	1,636	258,619
		342,516
Retail & Wholesale - Discretionary — 6.0%
Amazon.com, Inc. (a)(h)	144,534	29,630,915
AutoZone, Inc. (a)	253	944,459
Best Buy Co., Inc.	2,976	197,249
Builders FirstSource, Inc. (a)	1,761	189,625
CarMax, Inc. (a)	2,355	151,803
Copart, Inc. (a)	13,437	691,737
eBay, Inc.	7,339	536,995
Genuine Parts Co.	2,127	269,108
Home Depot, Inc. (h)	15,218	5,604,637
LKQ Corp.	3,981	161,111
Lowe’s Cos., Inc.	8,649	1,952,339
Lululemon Athletica, Inc. (a)	1,717	543,722
O’Reilly Automotive, Inc. (a)	877	1,199,298
Pool Corp.	578	173,741
Ross Stores, Inc.	5,055	708,155
TJX Cos., Inc.	17,222	2,185,472
Tractor Supply Co.	8,185	396,154
Ulta Beauty, Inc. (a)	707	333,322
Williams-Sonoma, Inc.	1,886	305,079
		46,174,921
Retail & Wholesale - Staples — 2.2%
Archer-Daniels-Midland Co.	7,329	353,771
Bunge Global SA	2,041	159,504
Costco Wholesale Corp.	6,798	7,071,144
Dollar General Corp.	3,368	327,538
Dollar Tree, Inc. (a)	3,092	279,084
Kroger Co.	10,201	696,014
Sysco Corp.	7,493	546,989
Target Corp.	7,018	659,762
Walgreens Boots Alliance, Inc.	10,979	123,514
Walmart, Inc.	66,465	6,561,425
		16,778,745
Software & Tech Services — 12.3%
Accenture PLC - Class A	9,580	3,035,136
Adobe, Inc. (a)	6,667	2,767,405
Akamai Technologies, Inc. (a)	2,300	174,639
Amentum Holdings, Inc. (a)	113	2,343
ANSYS, Inc. (a)	1,336	441,975
Autodesk, Inc. (a)	3,290	974,235

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Cadence Design Systems, Inc. (a)	4,199	$1,205,407
CDW Corp./DE	2,036	367,213
Cognizant Technology Solutions Corp., Class A - Class A	7,576	613,580
Crowdstrike Holdings, Inc. - Class A (a)	3,772	1,778,008
Dayforce, Inc. (a)	2,432	143,682
EPAM Systems, Inc. (a)	865	150,934
Fortinet, Inc. (a)	9,745	991,846
Gartner, Inc. (a)	1,173	511,921
Gen Digital, Inc.	8,311	236,697
International Business Machines Corp.	14,165	3,669,585
Intuit, Inc.	4,286	3,229,372
Leidos Holdings, Inc.	2,008	298,228
Microsoft Corp. (h)	113,915	52,441,909
Oracle Corp.	24,855	4,114,248
Palantir Technologies, Inc. - Class A (a)	31,408	4,138,946
Palo Alto Networks, Inc. (a)	10,142	1,951,524
Paycom Software, Inc.	720	186,545
PTC, Inc. (a)	1,837	309,204
Roper Technologies, Inc.	1,637	933,532
Salesforce, Inc.	14,661	3,890,590
ServiceNow, Inc. (a)	3,152	3,186,956
Synopsys, Inc. (a)	2,366	1,097,777
Tyler Technologies, Inc. (a)	651	375,620
Workday, Inc. - Class A (a)	3,274	811,002
		94,030,059
Tech Hardware & Semiconductors — 19.0%
Advanced Micro Devices, Inc. (a)	24,827	2,749,094
Analog Devices, Inc.	7,599	1,626,034
Apple, Inc. (h)	230,198	46,235,268
Applied Materials, Inc.	12,450	1,951,537
Arista Networks, Inc. (a)	15,828	1,371,338
Broadcom, Inc. (h)	71,826	17,386,920
Cisco Systems, Inc.	61,028	3,847,205
Corning, Inc.	11,810	585,658
Dell Technologies, Inc. - Class C	4,777	531,537
F5, Inc. (a)	881	251,420
Garmin, Ltd.	2,355	477,994
Hewlett Packard Enterprise Co.	20,123	347,725
HP, Inc.	14,370	357,813
Intel Corp.	66,349	1,297,123
Jabil, Inc.	1,675	281,417
Juniper Networks, Inc.	5,073	182,273
KLA Corp.	2,033	1,538,737
Lam Research Corp.	19,667	1,588,897
Microchip Technology, Inc.	8,229	477,611

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Micron Technology, Inc.	17,069	$1,612,338
Monolithic Power Systems, Inc.	730	483,187
Motorola Solutions, Inc.	2,556	1,061,711
NetApp, Inc.	3,114	308,784
NVIDIA Corp. (h)	375,282	50,711,857
NXP Semiconductors NV	3,889	743,304
ON Semiconductor Corp. (a)	6,457	271,323
QUALCOMM, Inc.	16,945	2,460,414
Seagate Technology Holdings PLC	3,239	382,008
Skyworks Solutions, Inc.	2,457	169,607
Super Micro Computer, Inc. (a)	7,717	308,834
Teledyne Technologies, Inc. (a)	709	353,692
Teradyne, Inc.	2,493	195,950
Texas Instruments, Inc.	13,947	2,550,209
Western Digital Corp. (a)	5,325	274,504
Zebra Technologies Corp. - Class A (a)	785	227,469
		145,200,792
Telecommunications — 1.0%
AT&T, Inc.	110,003	3,058,083
T-Mobile US, Inc.	7,344	1,778,717
Verizon Communications, Inc.	64,506	2,835,684
		7,672,484
Utilities — 2.5%
AES Corp.	10,896	109,941
Alliant Energy Corp.	3,925	244,253
Ameren Corp.	4,132	400,308
American Electric Power Co., Inc.	8,161	844,582
American Water Works Co., Inc.	2,984	426,622
Atmos Energy Corp.	2,428	375,563
CenterPoint Energy, Inc.	9,986	371,879
CMS Energy Corp.	4,578	321,513
Consolidated Edison, Inc.	5,307	554,528
Constellation Energy Corp.	4,791	1,466,765
Dominion Energy, Inc.	12,869	729,286
DTE Energy Co.	3,171	433,317
Duke Energy Corp.	11,888	1,399,455
Edison International	5,930	330,004
Entergy Corp.	6,567	546,900
Evergy, Inc.	3,522	233,896
Eversource Energy	5,613	363,779
Exelon Corp.	15,403	674,959
FirstEnergy Corp.	7,859	329,606
NextEra Energy, Inc.	31,507	2,225,654
NiSource, Inc.	7,198	284,609

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
NRG Energy, Inc.	3,101	$483,446
PG&E Corp.	33,612	567,371
Pinnacle West Capital Corp.	1,739	158,649
PPL Corp.	11,309	392,988
Public Service Enterprise Group, Inc.	7,631	618,340
Sempra	9,703	762,559
Southern Co.	16,788	1,510,920
Vistra Corp.	5,208	836,249
WEC Energy Group, Inc.	4,863	522,481
Xcel Energy, Inc.	8,799	616,810
		19,137,232
TOTAL COMMON STOCKS (Cost $554,452,240)		768,140,796

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 1.0%(a)
Put Options — 1.0%
S&P 500 Index (e)(f)
Expiration: 06/20/2025; Exercise Price: $5,625.00	$236,467,600	400	$890,000
Expiration: 07/18/2025; Exercise Price: $5,250.00	135,968,870	230	516,350
Expiration: 07/18/2025; Exercise Price: $5,200.00	118,233,800	200	397,000
Expiration: 08/15/2025; Exercise Price: $5,850.00	212,820,840	360	5,104,800
Expiration: 08/15/2025; Exercise Price: $5,600.00	59,116,900	100	853,500
TOTAL PURCHASED OPTIONS (Cost $22,841,574)			7,761,650

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
SHORT-TERM INVESTMENTS — 1.5%
Investments Purchased with Proceeds from Securities Lending — 0.1%
First American Government Obligations Fund - Class X, 4.23% (g)	1,032,540	$1,032,540

Money Market Funds — 1.4%
First American Treasury Obligations Fund - Class X, 4.24% (g)	10,224,413	10,224,413
TOTAL SHORT-TERM INVESTMENTS (Cost $11,256,953)		11,256,953

TOTAL INVESTMENTS — 102.9% (Cost $588,550,767)		787,159,399
Liabilities in Excess of Other Assets — (2.9)%		(22,505,112)
TOTAL NET ASSETS — 100.0%		$764,654,287

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2025.

(c)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $995,590 which represented 0.1% of net assets.

(d)	Represents less than 0.05% of net assets.

(e)	Exchange-traded.

(f)	100 shares per contract.

(g)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

(h)

All or portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $259,923,861, which is 34.0% of total net assets.

See accompanying notes to financial statements.

Horizon Defined Risk Fund Schedule of Written Options (Unaudited) May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (2.7)%
Call Options — (2.3)%
S&P 500 Index (a)(b)
Expiration: 06/20/2025; Exercise Price: $5,975.00	$(236,467,600)	(400)	$(2,164,000)
Expiration: 07/18/2025; Exercise Price: $5,725.00	(118,233,800)	(200)	(5,651,000)
Expiration: 07/18/2025; Exercise Price: $5,700.00	(135,968,870)	(230)	(6,959,800)
Expiration: 08/15/2025; Exercise Price: $6,175.00	(271,937,740)	(460)	(3,029,100)
Total Call Options			(17,803,900)

Put Options — (0.4)%
S&P 500 Index (a)(b)
Expiration: 06/20/2025; Exercise Price: $5,175.00	(236,467,600)	(400)	(162,000)
Expiration: 07/18/2025; Exercise Price: $4,425.00	(118,233,800)	(200)	(92,000)
Expiration: 07/18/2025; Exercise Price: $4,625.00	(135,968,870)	(230)	(143,750)
Expiration: 08/15/2025; Exercise Price: $5,050.00	(59,116,900)	(100)	(287,000)
Expiration: 08/15/2025; Exercise Price: $5,350.00	(212,820,840)	(360)	(1,854,000)
Total Put Options			(2,538,750)
TOTAL WRITTEN OPTIONS (Premiums received $19,844,893)			$(20,342,650)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Unaudited) May 31, 2025

	Shares	Value
COMMON STOCKS — 99.7%
Banking — 4.6%
JPMorgan Chase & Co.	77,241	$20,391,624
M&T Bank Corp.	3,288	600,520
PNC Financial Services Group, Inc.	6,501	1,129,939
Wells Fargo & Co.	87,366	6,533,230
		28,655,313
Consumer Discretionary Products — 0.7%
DR Horton, Inc.	6,603	779,550
General Motors Co.	16,016	794,554
Masco Corp.	11,377	710,152
NVR, Inc. (a)	130	925,071
PulteGroup, Inc.	8,686	851,489
		4,060,816
Consumer Discretionary Services — 1.0%
Darden Restaurants, Inc.	3,921	839,917
McDonald’s Corp.	6,622	2,078,315
Royal Caribbean Cruises Ltd.	3,916	1,006,294
Yum! Brands, Inc.	14,221	2,046,971
		5,971,497
Consumer Staple Products — 6.6%
Altria Group, Inc.	65,387	3,963,106
Coca-Cola Co.	180,880	13,041,448
Colgate-Palmolive Co.	30,747	2,857,626
Hormel Foods Corp.	20,700	635,076
Kimberly-Clark Corp.	17,293	2,486,042
PepsiCo, Inc.	20,301	2,668,566
Philip Morris International, Inc.	77,464	13,989,224
Tyson Foods, Inc., Class A - Class A	21,962	1,233,386
		40,874,474
Financial Services — 7.1%
Broadridge Financial Solutions, Inc.	6,756	1,640,560
CBOE Global Markets, Inc.	2,793	639,932
CME Group, Inc.	12,646	3,654,694
Fair Isaac Corp. (a)	664	1,146,250
Fiserv, Inc. (a)	13,423	2,185,130
Intercontinental Exchange, Inc.	23,719	4,264,676
MasterCard, Inc. - Class A	37,475	21,945,360
Nasdaq, Inc.	12,957	1,082,428
Raymond James Financial, Inc.	4,566	671,111
S&P Global, Inc.	11,862	6,083,545
Synchrony Financial	10,791	622,101
		43,935,787

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Health Care — 11.4%
Abbott Laboratories	32,698	$4,367,799
Agilent Technologies, Inc.	4,972	556,466
Amgen, Inc.	13,873	3,997,921
Becton Dickinson & Co.	10,262	1,771,119
Biogen, Inc. (a)	7,600	986,404
Boston Scientific Corp. (a)	47,542	5,004,271
Cardinal Health, Inc.	11,447	1,767,875
Cigna Group	8,311	2,631,595
Gilead Sciences, Inc.	62,908	6,924,913
HCA Healthcare, Inc.	7,951	3,032,432
Intuitive Surgical, Inc. (a)	5,553	3,067,144
Johnson & Johnson	89,294	13,859,322
Medtronic PLC	49,497	4,107,261
Merck & Co., Inc.	123,412	9,482,978
Pfizer, Inc.	135,974	3,194,029
Quest Diagnostics, Inc.	4,072	705,840
Regeneron Pharmaceuticals, Inc.	1,007	493,712
STERIS PLC	3,548	870,005
Stryker Corp.	2,766	1,058,382
Thermo Fisher Scientific, Inc.	4,714	1,898,893
Universal Health Services, Inc. - Class B	4,891	931,002
		70,709,363
Industrial Products — 4.2%
Allegion PLC	5,577	795,838
AMETEK, Inc.	9,846	1,759,874
Axon Enterprise, Inc. (a)	1,214	910,937
Cummins, Inc.	4,400	1,414,512
Dover Corp.	3,244	576,621
Generac Holdings, Inc. (a)	4,416	539,326
General Dynamics Corp.	8,200	2,283,618
L3Harris Technologies, Inc.	3,464	846,394
Northrop Grumman Corp.	7,262	3,520,400
Parker-Hannifin Corp.	1,240	824,228
Pentair PLC	6,598	654,389
RTX Corp.	38,333	5,231,688
Snap-on, Inc.	1,849	593,067
TE Connectivity PLC	9,215	1,475,045
Trane Technologies PLC	4,034	1,735,709
Veralto Corp.	12,523	1,265,199
Wabtec Corp.	8,300	1,679,256
		26,106,101

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Industrial Services — 2.4%
CSX Corp.	48,746	$1,539,886
Republic Services, Inc.	16,234	4,176,846
Union Pacific Corp.	13,590	3,012,359
United Airlines Holdings, Inc. (a)	17,733	1,408,798
Waste Management, Inc.	19,313	4,653,854
		14,791,743
Insurance — 7.9%
Allstate Corp.	10,368	2,175,932
Berkshire Hathaway, Inc. - Class B (a)	57,141	28,796,778
Chubb Ltd.	17,456	5,187,923
Globe Life, Inc.	4,625	563,649
Hartford Insurance Group, Inc.	10,574	1,372,928
Progressive Corp.	27,154	7,736,989
Travelers Cos., Inc.	9,408	2,593,786
Willis Towers Watson PLC	1,783	564,409
		48,992,394
Materials — 2.3%
Avery Dennison Corp.	4,262	757,485
CF Industries Holdings, Inc.	8,053	730,488
DuPont de Nemours, Inc.	10,082	673,478
Ecolab, Inc.	12,191	3,238,173
Freeport-McMoRan, Inc.	61,902	2,381,989
Linde PLC	4,708	2,201,367
Newmont Goldcorp Corp.	59,360	3,129,459
Packaging Corp. of America	3,270	631,666
Steel Dynamics, Inc.	4,699	578,306
		14,322,411
Media — 11.2%
Booking Holdings, Inc.	1,294	7,141,496
Comcast Corp. - Class A	147,698	5,105,920
DoorDash, Inc. - Class A (a)	11,488	2,396,971
Expedia Group, Inc.	7,331	1,222,444
Fox Corp. - Class A	19,946	1,095,833
GoDaddy, Inc. - Class A (a)	7,671	1,397,273
Meta Platforms, Inc. - Class A	48,029	31,098,297
Netflix, Inc. (a)	11,371	13,727,412
News Corp., Class A - Class A	28,650	809,076
Uber Technologies, Inc. (a)	39,761	3,346,286
VeriSign, Inc.	7,173	1,954,427
		69,295,435
Oil & Gas — 2.9%
ConocoPhillips	43,989	3,754,461
Devon Energy Corp.	29,245	884,954

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
EOG Resources, Inc.	10,988	$1,192,967
Exxon Mobil Corp.	90,678	9,276,359
Kinder Morgan, Inc.	61,863	1,734,639
Targa Resources Corp.	6,417	1,013,437
		17,856,817
Real Estate — 2.1%
American Tower Corp.	17,692	3,797,588
Camden Property Trust	5,239	615,530
CBRE Group, Inc. - Class A (a)	9,841	1,230,322
Equity Residential	11,714	821,620
Essex Property Trust, Inc.	3,315	941,129
Extra Space Storage, Inc.	7,267	1,098,407
Invitation Homes, Inc.	23,035	776,279
Kimco Realty Corp.	32,266	685,975
Mid-America Apartment Communities, Inc.	3,700	579,605
Regency Centers Corp.	8,340	601,731
VICI Properties, Inc.	18,924	600,080
Welltower, Inc.	9,473	1,461,494
		13,209,760
Retail & Wholesale - Discretionary — 3.2%
AutoZone, Inc. (a)	788	2,941,636
Home Depot, Inc.	17,766	6,543,040
O’Reilly Automotive, Inc. (a)	2,607	3,565,072
TJX Cos., Inc.	44,590	5,658,471
Ulta Beauty, Inc. (a)	1,633	769,894
		19,478,113
Retail & Wholesale - Staples — 3.1%
Costco Wholesale Corp.	5,907	6,144,343
Dollar General Corp.	10,725	1,043,006
Walmart, Inc.	120,712	11,916,689
		19,104,038
Software & Tech Services — 5.0%
Accenture PLC - Class A	8,551	2,709,128
Intuit, Inc.	2,997	2,258,150
Leidos Holdings, Inc.	5,080	754,482
Microsoft Corp.	46,469	21,392,469
Roper Technologies, Inc.	3,579	2,040,996
Salesforce, Inc.	7,074	1,877,227
		31,032,452
Tech Hardware & Semiconductors — 19.4%
Apple, Inc.	135,075	27,129,814
Applied Materials, Inc.	10,293	1,613,428
Broadcom, Inc.	113,838	27,556,765

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Cisco Systems, Inc.	163,385	$10,299,790
F5, Inc. (a)	4,641	1,324,448
KLA Corp.	2,708	2,049,631
Lam Research Corp.	34,162	2,759,948
Micron Technology, Inc.	13,735	1,297,408
Motorola Solutions, Inc.	5,678	2,358,528
NVIDIA Corp.	249,371	33,697,503
QUALCOMM, Inc.	50,602	7,347,410
Teledyne Technologies, Inc. (a)	3,017	1,505,061
Zebra Technologies Corp. - Class A (a)	3,401	985,508
		119,925,242
Telecommunications — 1.6%
AT&T, Inc.	347,558	9,662,112

Utilities — 3.0%
American Electric Power Co., Inc.	22,055	2,282,472
CMS Energy Corp.	8,897	624,836
Consolidated Edison, Inc.	16,959	1,772,046
Constellation Energy Corp.	6,613	2,024,570
DTE Energy Co.	9,493	1,297,218
Duke Energy Corp.	35,283	4,153,515
Evergy, Inc.	12,586	835,836
Exelon Corp.	54,158	2,373,204
Vistra Corp.	19,298	3,098,680
		18,462,377
TOTAL COMMON STOCKS (Cost $574,764,952)		616,446,245

SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
First American Treasury Obligations Fund - Class X, 4.24% (b)	1,343,611	1,343,611
TOTAL SHORT-TERM INVESTMENTS (Cost $1,343,611)		1,343,611

TOTAL INVESTMENTS — 99.9% (Cost $576,108,563)		617,789,856
Other Assets in Excess of Liabilities — 0.1%		612,848
TOTAL NET ASSETS — 100.0%		$618,402,704

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
COMMON STOCKS — 90.1%
Banking — 3.1%
Bank of America Corp.	70,649	$3,117,740
Fifth Third Bancorp	10,340	394,885
JPMorgan Chase & Co.	26,604	7,023,456
M&T Bank Corp.	2,274	415,323
PNC Financial Services Group, Inc.	2,924	508,220
Regions Financial Corp.	18,640	399,642
US Bancorp	11,753	512,313
Wells Fargo & Co.	29,793	2,227,921
		14,599,500
Consumer Discretionary Products — 3.0%
Aptiv PLC (a)	6,806	454,709
Deckers Outdoor Corp. (a)	3,557	375,335
DR Horton, Inc.	3,169	374,132
Ford Motor Co.	40,238	417,670
General Motors Co.	8,545	423,917
Lennar Corp., Class A - Class A	3,510	372,341
Masco Corp.	5,784	361,037
Nike, Inc. - Class B	11,999	727,019
NVR, Inc. (a)	50	355,797
Tesla, Inc. (a)	30,601	10,602,023
		14,463,980
Consumer Discretionary Services — 1.2%
Chipotle Mexican Grill, Inc. (a)	9,617	481,619
Darden Restaurants, Inc.	1,930	413,425
Domino’s Pizza, Inc.	863	408,907
Hilton Worldwide Holdings, Inc.	1,774	440,733
Las Vegas Sands Corp.	10,226	420,902
Live Nation Entertainment, Inc. (a)	3,063	420,213
McDonald’s Corp.	6,254	1,962,818
Starbucks Corp.	9,135	766,883
Yum! Brands, Inc.	2,534	364,744
		5,680,244
Consumer Staple Products — 3.4%
Altria Group, Inc.	12,863	779,626
Church & Dwight Co., Inc.	3,629	356,767
Clorox Co.	2,710	357,395
Coca-Cola Co.	37,530	2,705,913
Colgate-Palmolive Co.	5,865	545,093
Constellation Brands, Inc. - Class A	2,167	386,354
General Mills, Inc.	6,655	361,100
Hershey Co.	2,350	377,622
Keurig Dr Pepper, Inc.	11,548	388,821

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Kimberly-Clark Corp.	2,797	$402,097
McCormick & Co., Inc.	4,874	354,486
Mondelez International, Inc. - Class A	9,678	653,168
Monster Beverage Corp. (a)	6,824	436,395
PepsiCo, Inc.	11,809	1,552,293
Philip Morris International, Inc.	13,362	2,413,044
Procter & Gamble Co.	20,697	3,516,213
Tyson Foods, Inc., Class A - Class A	6,311	354,426
		15,940,813
Financial Services — 5.1%
American Express Co.	6,254	1,838,989
Blackrock, Inc.	1,344	1,316,972
Blackstone, Inc.	6,115	848,517
Broadridge Financial Solutions, Inc.	1,644	399,213
CBOE Global Markets, Inc.	1,774	406,459
CME Group, Inc.	2,806	810,934
Corpay, Inc. (a)	1,147	372,901
FactSet Research Systems, Inc.	877	401,894
Fair Isaac Corp. (a)	217	374,603
Global Payments, Inc.	4,080	308,489
Intercontinental Exchange, Inc.	4,655	836,969
MasterCard, Inc. - Class A	8,323	4,873,949
Moody’s Corp.	1,377	660,024
MSCI, Inc.	703	396,506
Nasdaq, Inc.	5,288	441,759
PayPal Holdings, Inc. (a)	7,645	537,291
S&P Global, Inc.	2,648	1,358,053
Synchrony Financial	7,659	441,541
T. Rowe Price Group, Inc.	4,358	407,865
Verisk Analytics, Inc.	1,344	422,204
Visa, Inc. - Class A	17,875	6,527,771
		23,982,903
Health Care — 7.5%
Abbott Laboratories	14,530	1,940,918
AbbVie, Inc.	15,276	2,843,016
ABIOMED INC (a)(b)	239	0
Agilent Technologies, Inc.	3,463	387,579
Becton Dickinson & Co.	2,046	353,119
Biogen, Inc. (a)	2,929	380,155
Boston Scientific Corp. (a)	12,712	1,338,065
Cooper Cos., Inc. (a)	4,855	331,500
Danaher Corp.	6,227	1,182,507
Dexcom, Inc. (a)	5,982	513,256
Edwards Lifesciences Corp. (a)	5,577	436,233

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Elevance Health, Inc.	1,766	$677,862
Eli Lilly & Co.	8,913	6,574,853
Gilead Sciences, Inc.	10,137	1,115,881
HCA Healthcare, Inc.	1,818	693,367
Hologic, Inc. (a)	6,504	404,354
IDEXX Laboratories, Inc. (a)	950	487,692
Insulet Corp. (a)	1,529	496,971
Intuitive Surgical, Inc. (a)	3,189	1,761,412
IQVIA Holdings, Inc. (a)	2,289	321,215
Johnson & Johnson	22,300	3,461,183
Medtronic PLC	10,272	852,371
Merck & Co., Inc.	22,043	1,693,784
Mettler-Toledo International, Inc. (a)	341	394,032
Quest Diagnostics, Inc.	2,355	408,216
Regeneron Pharmaceuticals, Inc.	807	395,656
ResMed, Inc.	1,804	441,601
STERIS PLC	1,766	433,041
Stryker Corp.	3,149	1,204,933
Thermo Fisher Scientific, Inc.	3,393	1,366,768
Vertex Pharmaceuticals, Inc. (a)	2,167	957,922
Waters Corp. (a)	1,096	382,767
West Pharmaceutical Services, Inc.	1,793	378,054
Zimmer Biomet Holdings, Inc.	3,548	327,019
Zoetis, Inc.	3,240	546,361
		35,483,663
Industrial Products — 3.4%
AMETEK, Inc.	2,331	416,643
Amphenol Corp. - Class A	9,408	846,061
Axon Enterprise, Inc. (a)	755	566,522
Caterpillar, Inc.	4,232	1,472,863
Cummins, Inc.	1,288	414,066
Dover Corp.	2,282	405,626
Eaton Corp. PLC	3,307	1,058,901
Fortive Corp.	5,477	384,431
General Dynamics Corp.	1,959	545,562
Honeywell International, Inc.	5,439	1,232,858
Howmet Aerospace, Inc.	3,091	525,130
Hubbell, Inc.	1,219	474,898
IDEX Corp.	2,212	400,173
Illinois Tool Works, Inc.	2,233	547,264
Ingersoll Rand, Inc.	5,035	411,057
Keysight Technologies, Inc. (a)	2,672	419,611
L3Harris Technologies, Inc.	1,906	465,712
PACCAR, Inc.	4,130	387,600

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Parker-Hannifin Corp.	1,026	$681,982
Pentair PLC	4,608	457,021
Snap-on, Inc.	1,189	381,372
TE Connectivity PLC	2,828	452,678
Trane Technologies PLC	1,755	755,124
TransDigm Group, Inc.	416	610,867
Trimble, Inc. (a)	6,167	439,522
Veralto Corp.	4,094	413,617
Wabtec Corp.	2,199	444,902
Xylem, Inc.	3,354	422,738
		16,034,801
Industrial Services — 2.0%
Automatic Data Processing, Inc.	3,299	1,073,923
Cintas Corp.	3,044	689,466
CSX Corp.	13,654	431,330
Expeditors International of Washington, Inc.	3,290	370,882
Fastenal Co.	10,404	430,101
FedEx Corp.	1,658	361,610
JB Hunt Transport Services, Inc.	2,723	378,089
Old Dominion Freight Line, Inc.	2,417	387,131
Quanta Services, Inc.	1,582	541,930
Republic Services, Inc.	2,254	579,932
Rollins, Inc.	7,393	423,249
Union Pacific Corp.	5,046	1,118,496
United Airlines Holdings, Inc. (a)	6,098	484,456
United Parcel Service, Inc. - Class B	6,789	662,199
United Rentals, Inc.	640	453,363
Waste Management, Inc.	3,082	742,669
WW Grainger, Inc.	402	437,199
		9,566,025
Insurance — 3.8%
Allstate Corp.	1,921	403,160
Aon PLC - Class A	1,644	611,700
Arch Capital Group Ltd.	4,185	397,742
Berkshire Hathaway, Inc. - Class B (a)	20,138	10,148,747
Brown & Brown, Inc.	3,222	363,764
Chubb Ltd.	3,198	950,446
Cincinnati Financial Corp.	2,727	411,286
Erie Indemnity Co. - Class A	959	343,811
Everest Group Ltd.	1,100	381,909
Hartford Insurance Group, Inc.	3,237	420,292
Marsh & McLennan Cos., Inc.	3,912	914,078
Progressive Corp.	4,784	1,363,105
Travelers Cos., Inc.	1,552	427,886

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Willis Towers Watson PLC	1,183	$374,479
WR Berkley Corp.	5,654	422,297
		17,934,702
Materials — 1.8%
Air Products & Chemicals, Inc.	1,601	446,535
Avery Dennison Corp.	2,246	399,182
Corteva, Inc.	6,369	450,925
DuPont de Nemours, Inc.	5,393	360,252
Ecolab, Inc.	2,067	549,037
Freeport-McMoRan, Inc.	10,911	419,855
Linde PLC	4,094	1,914,273
Martin Marietta Materials, Inc.	844	462,132
Newmont Goldcorp Corp.	8,212	432,937
Nucor Corp.	3,325	363,622
Packaging Corp. of America	2,023	390,783
PPG Industries, Inc.	3,674	407,079
Sherwin-Williams Co.	1,906	683,892
Smurfit WestRock PLC	8,968	388,583
Steel Dynamics, Inc.	3,216	395,793
Vulcan Materials Co.	1,726	457,511
		8,522,391
Media — 10.7%
Airbnb, Inc. - Class A (a)	5,033	649,257
Alphabet, Inc. - Class A	120,219	20,646,411
Booking Holdings, Inc.	288	1,589,452
Comcast Corp. - Class A	32,020	1,106,932
Electronic Arts, Inc.	2,756	396,258
Expedia Group, Inc.	2,427	404,702
Fox Corp. - Class A	7,180	394,469
Meta Platforms, Inc. - Class A	24,930	16,141,926
Netflix, Inc. (a)	4,075	4,919,462
News Corp., Class A - Class A	14,829	418,771
Omnicom Group, Inc.	5,015	368,302
Uber Technologies, Inc. (a)	18,157	1,528,093
VeriSign, Inc.	1,554	423,418
Walt Disney Co.	15,975	1,805,814
		50,793,267
Oil & Gas — 1.8%
Baker Hughes & GE Co., Class A	9,074	336,192
ConocoPhillips	10,305	879,532
Coterra Energy, Inc.	13,793	335,308
Devon Energy Corp.	10,710	324,084
Diamondback Energy, Inc.	2,496	335,837
EOG Resources, Inc.	4,056	440,360

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Exxon Mobil Corp.	39,392	$4,029,801
Halliburton Co.	15,781	309,150
Schlumberger, Ltd.	9,557	315,859
Targa Resources Corp.	2,012	317,755
Texas Pacific Land Corp.	302	336,437
Williams Cos., Inc.	8,990	543,985
		8,504,300
Real Estate — 2.0%
Alexandria Real Estate Equities, Inc.	4,391	308,204
American Tower Corp.	3,529	757,500
AvalonBay Communities, Inc.	1,872	387,073
CBRE Group, Inc. - Class A (a)	3,091	386,437
CoStar Group, Inc. (a)	5,075	373,317
Equinix, Inc.	750	666,615
Equity Residential	5,629	394,818
Essex Property Trust, Inc.	1,309	371,625
Extra Space Storage, Inc.	2,713	410,070
Healthpeak Properties, Inc.	19,889	346,267
Invitation Homes, Inc.	11,605	391,089
Kimco Realty Corp.	18,956	403,005
Mid-America Apartment Communities, Inc.	2,406	376,900
Prologis, Inc.	7,358	799,079
Public Storage	1,345	414,811
Regency Centers Corp.	5,458	393,795
SBA Communications Corp.	1,823	422,735
Simon Property Group, Inc.	2,417	394,140
UDR, Inc.	8,925	369,763
VICI Properties, Inc.	12,423	393,933
Welltower, Inc.	4,931	760,755
		9,521,931
Retail & Wholesale - Discretionary — 6.3%
Amazon.com, Inc. (a)	104,745	21,473,772
Builders FirstSource, Inc. (a)	3,202	344,791
Copart, Inc. (a)	7,095	365,251
Genuine Parts Co.	3,403	430,548
Home Depot, Inc.	8,891	3,274,466
Lululemon Athletica, Inc. (a)	1,406	445,238
O’Reilly Automotive, Inc. (a)	411	562,042
Ross Stores, Inc.	3,096	433,719
TJX Cos., Inc.	9,130	1,158,597
Tractor Supply Co.	7,302	353,417
Ulta Beauty, Inc. (a)	1,072	505,405
Williams-Sonoma, Inc.	2,534	409,900
		29,757,146

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Retail & Wholesale - Staples — 2.7%
Archer-Daniels-Midland Co.	8,376	$404,310
Costco Wholesale Corp.	3,901	4,057,742
Dollar Tree, Inc. (a)	5,252	474,046
Sysco Corp.	5,320	388,360
Target Corp.	3,792	356,486
Walmart, Inc.	70,484	6,958,180
		12,639,124
Software & Tech Services — 11.0%
Adobe, Inc. (a)	3,901	1,619,266
Autodesk, Inc. (a)	1,524	451,287
Cadence Design Systems, Inc. (a)	2,085	598,541
Crowdstrike Holdings, Inc. - Class A (a)	2,009	946,982
Fortinet, Inc. (a)	6,057	616,481
Intuit, Inc.	2,393	1,803,054
Leidos Holdings, Inc.	2,988	443,778
Microsoft Corp.	71,689	33,002,748
Oracle Corp.	26,854	4,445,143
Palantir Technologies, Inc. - Class A (a)	22,536	2,969,794
Roper Technologies, Inc.	742	423,140
Salesforce, Inc.	8,920	2,367,100
ServiceNow, Inc. (a)	1,846	1,866,472
Synopsys, Inc. (a)	1,176	545,641
		52,099,427
Tech Hardware & Semiconductors — 18.3%
Advanced Micro Devices, Inc. (a)	14,994	1,660,286
Apple, Inc.	140,042	28,127,436
Applied Materials, Inc.	6,981	1,094,272
Arista Networks, Inc. (a)	10,623	920,377
Broadcom, Inc.	47,008	11,379,226
Cisco Systems, Inc.	35,176	2,217,495
F5, Inc. (a)	1,495	426,643
Garmin, Ltd.	1,864	378,336
KLA Corp.	1,090	824,999
Lam Research Corp.	10,745	868,088
Micron Technology, Inc.	9,390	886,979
Monolithic Power Systems, Inc.	693	458,697
Motorola Solutions, Inc.	1,198	497,625
NetApp, Inc.	4,500	446,220
NVIDIA Corp.	241,947	32,694,298
NXP Semiconductors NV	2,143	409,592
QUALCOMM, Inc.	9,887	1,435,592
Super Micro Computer, Inc. (a)	11,526	461,270

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Teledyne Technologies, Inc. (a)	803	$400,585
Teradyne, Inc.	4,916	386,398
Zebra Technologies Corp. - Class A (a)	1,406	407,417
		86,381,831
Telecommunications — 0.9%
AT&T, Inc.	60,236	1,674,561
T-Mobile US, Inc.	10,067	2,438,227
		4,112,788
Utilities — 2.1%
Ameren Corp.	3,983	385,873
American Electric Power Co., Inc.	3,683	381,154
American Water Works Co., Inc.	2,721	389,021
Atmos Energy Corp.	2,594	401,240
CMS Energy Corp.	5,344	375,309
Consolidated Edison, Inc.	3,628	379,090
Constellation Energy Corp.	2,427	743,026
DTE Energy Co.	2,906	397,105
Duke Energy Corp.	5,793	681,952
Edison International	6,791	377,919
Evergy, Inc.	5,830	387,170
Exelon Corp.	8,706	381,497
NextEra Energy, Inc.	16,860	1,190,990
NRG Energy, Inc.	4,155	647,765
PG&E Corp.	23,271	392,814
PPL Corp.	11,130	386,768
Southern Co.	8,368	753,120
Vistra Corp.	3,388	544,011
WEC Energy Group, Inc.	3,670	394,305
Xcel Energy, Inc.	5,679	398,098
		9,988,227
TOTAL COMMON STOCKS (Cost $404,541,274)		426,007,063

See accompanying notes to financial statements.

Horizon Defensive Core Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS — 9.6%
SPDR Bloomberg 1-3 Month T-Bill ETF	494,860	$45,398,457
TOTAL EXCHANGE TRADED FUNDS (Cost $45,279,690)		45,398,457

SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
First American Treasury Obligations Fund - Class X, 4.24% (c)	1,610,216	1,610,216
TOTAL SHORT-TERM INVESTMENTS (Cost $1,610,216)		1,610,216

TOTAL INVESTMENTS — 100.0% (Cost $451,431,180)		473,015,736
Liabilities in Excess of Other Assets — (0.0)% (d)		(118,878)
TOTAL NET ASSETS — 100.0%		$472,896,858

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2025.

(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

(d)	Represents less than 0.05% of net assets.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund Schedule of Investments (Unaudited) May 31, 2025

	Shares	Value
EXCHANGE TRADED FUNDS — 100.7%
iShares 7-10 Year Treasury Bond ETF	91,707	$8,672,731
iShares iBoxx Investment Grade Corporate Bond ETF	91,380	9,848,023
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	252,421	22,869,343
SPDR Blackstone Senior Loan ETF (a)(b)	1,206,543	49,938,815
SPDR Bloomberg Convertible Securities ETF	85,537	6,823,286
VanEck Fallen Angel High Yield Bond ETF	758,323	21,763,870
Vanguard Total International Bond ETF (a)	533,681	26,390,525
Xtrackers USD High Yield Corporate Bond ETF	842,587	30,720,722
TOTAL EXCHANGE TRADED FUNDS (Cost $175,567,315)		177,027,315

SHORT-TERM INVESTMENTS — 25.2%
Investments Purchased with Proceeds from Securities Lending — 25.1%
First American Government Obligations Fund - Class X, 4.23% (b)(c)	44,142,677	44,142,677

Money Market Funds — 0.1%
First American Treasury Obligations Fund - Class X, 4.24% (c)	231,158	231,158
TOTAL SHORT-TERM INVESTMENTS (Cost $44,373,835)		44,373,835

TOTAL INVESTMENTS — 125.9% (Cost $219,941,150)		221,401,150
Liabilities in Excess of Other Assets — (25.9)%		(45,526,265)
TOTAL NET ASSETS — 100.0%		$175,874,885

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $43,239,739 which represented 24.6% of net assets.

(b)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) May 31, 2025

	Shares	Value
COMMON STOCKS — 99.2%
Banking — 6.6%
Ameris Bancorp	21,532	$1,323,572
Axos Financial, Inc. (a)	24,899	1,731,476
BancFirst Corp.	5,927	733,199
BankUnited, Inc.	31,922	1,084,710
Banner Corp.	9,929	612,123
Cathay General Bancorp	13,118	562,172
Central Pacific Financial Corp.	17,013	454,247
Commerce Bancshares, Inc./MO	38,177	2,405,533
First BanCorp/Puerto Rico	70,180	1,402,196
First Financial Bancorp	30,306	732,193
First Horizon Corp.	184,413	3,666,130
Fulton Financial Corp.	71,033	1,225,319
Hancock Whitney Corp.	31,455	1,719,645
Hanmi Financial Corp.	18,987	435,182
Hilltop Holdings, Inc.	25,068	747,528
International Bancshares Corp.	25,978	1,627,002
OFG Bancorp	15,122	622,119
Pathward Financial, Inc.	9,714	758,178
Provident Financial Services, Inc.	56,819	948,877
S&T Bancorp, Inc.	13,732	503,415
Tompkins Financial Corp.	7,274	446,624
TrustCo Bank Corp. NY	14,343	445,207
Veritex Holdings, Inc.	18,760	453,992
Webster Financial Corp.	39,885	2,053,280
Westamerica BanCorp	9,066	435,621
Zions Bancorp NA	62,721	2,970,467
		30,100,007
Consumer Discretionary Products — 4.5%
Armstrong World Industries, Inc.	17,484	2,721,035
Autoliv, Inc.	13,555	1,393,725
BorgWarner, Inc.	30,815	1,019,668
Cavco Industries, Inc. (a)	1,755	760,959
Crocs, Inc. (a)	8,925	910,350
Dorman Products, Inc. (a)	6,900	892,239
Green Brick Partners, Inc. (a)	9,931	580,467
Griffon Corp.	12,955	890,656
HNI Corp.	12,863	598,515
Interface, Inc.	23,020	462,472
KB Home	8,108	418,211
LCI Industries	5,659	493,125
M/I Homes, Inc. (a)	6,486	691,472
Mattel, Inc. (a)	69,168	1,310,042
Meritage Homes Corp.	6,514	414,356

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Phinia, Inc.	10,595	$459,823
Standard Motor Products, Inc.	15,892	481,528
Sturm Ruger & Co., Inc.	12,843	464,917
Taylor Morrison Home Corp. (a)	36,703	2,065,645
Toll Brothers, Inc.	14,822	1,545,193
Tri Pointe Homes, Inc. (a)	38,931	1,147,686
Visteon Corp. (a)	7,144	603,132
		20,325,216
Consumer Discretionary Services — 4.2%
Adtalem Global Education, Inc. (a)	10,051	1,327,034
Boyd Gaming Corp.	28,922	2,168,282
Brinker International, Inc. (a)	20,177	3,483,156
Graham Holdings Co. - Class B	2,104	2,008,079
Grand Canyon Education, Inc. (a)	12,309	2,435,274
Madison Square Garden Sports Corp. (a)	5,095	967,490
Monarch Casino & Resort, Inc.	7,054	590,702
Perdoceo Education Corp.	15,252	519,178
PROG Holdings, Inc.	16,469	474,801
Strategic Education, Inc.	5,289	482,516
Stride, Inc. (a)	4,001	605,711
Texas Roadhouse, Inc.	19,245	3,756,816
Upbound Group, Inc.	18,509	424,596
		19,243,635
Consumer Staple Products — 4.8%
BellRing Brands, Inc. (a)	51,572	3,246,457
Cal-Maine Foods, Inc.	22,119	2,121,876
Central Garden & Pet Co. - Class A (a)	25,357	810,663
Fresh Del Monte Produce, Inc.	14,704	519,345
Ingredion, Inc.	27,452	3,819,122
Pilgrim’s Pride Corp.	133,730	6,574,167
Post Holdings, Inc. (a)	24,007	2,654,934
Prestige Consumer Healthcare, Inc. (a)	6,695	573,561
Simply Good Foods Co. (a)	17,943	619,213
Universal Corp./VA	7,928	518,412
USANA Health Sciences, Inc. (a)	15,571	465,106
		21,922,856
Financial Services — 9.4%
Acadian Asset Management, Inc.	15,791	475,467
Affiliated Managers Group, Inc.	5,033	885,808
BGC Group, Inc. - Class A	164,288	1,524,593
Enova International, Inc. (a)	12,786	1,184,879
Essent Group Ltd.	47,706	2,766,948
Euronet Worldwide, Inc. (a)	13,989	1,514,729
EVERTEC, Inc.	24,434	885,244

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
EZCORP, Inc. - Class A (a)	28,553	$384,038
Federated Investors, Inc.	36,399	1,536,038
Fidelity National Financial, Inc.	134,297	7,355,447
Houlihan Lokey, Inc.	18,908	3,302,849
Interactive Brokers Group, Inc. - Class A	46,662	9,784,088
Janus Henderson Group PLC	58,318	2,118,693
MGIC Investment Corp.	111,038	2,936,955
Piper Sandler Cos.	4,300	1,081,235
PJT Partners, Inc. - Class A	3,287	495,219
SEI Investments Co.	36,154	3,082,490
Virtu Financial, Inc. - Class A	39,455	1,585,696
		42,900,416
Health Care — 10.4%
ACADIA Pharmaceuticals, Inc. (a)	30,013	647,380
Addus HomeCare Corp. (a)	4,215	467,486
ADMA Biologics, Inc. (a)	33,758	669,759
Alkermes PLC (a)	41,071	1,257,183
BioMarin Pharmaceutical, Inc. (a)	20,592	1,195,777
Catalyst Pharmaceuticals, Inc. (a)	47,855	1,194,461
Chemed Corp.	5,731	3,294,408
CorVel Corp. (a)	9,917	1,103,464
Encompass Health Corp.	47,619	5,757,137
Ensign Group, Inc.	3,418	503,335
Exelixis, Inc. (a)	96,344	4,146,646
Globus Medical, Inc. - Class A (a)	6,160	364,549
Halozyme Therapeutics, Inc. (a)	27,728	1,554,709
Harmony Biosciences Holdings, Inc. (a)	14,810	510,945
Innoviva, Inc. (a)	23,559	461,050
Jazz Pharmaceuticals PLC (a)	27,883	3,013,316
LivaNova PLC (a)	11,923	515,670
Merit Medical Systems, Inc. (a)	4,695	446,166
National HealthCare Corp.	4,703	489,770
Neurocrine Biosciences, Inc. (a)	9,354	1,150,729
Option Care Health, Inc. (a)	63,312	2,069,036
Pediatrix Medical Group, Inc. (a)	34,446	487,411
Penumbra, Inc. (a)	5,474	1,461,394
Progyny, Inc. (a)	20,697	444,985
Protagonist Therapeutics, Inc. (a)	21,657	1,028,058
Supernus Pharmaceuticals, Inc. (a)	13,498	427,887
Teleflex, Inc.	3,499	427,823
Tenet Healthcare Corp. (a)	40,108	6,769,027
United Therapeutics Corp. (a)	16,744	5,338,824
		47,198,385

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Industrial Products — 8.3%
Acuity, Inc.	2,840	$738,088
Alamo Group, Inc.	2,586	512,131
Albany International Corp. - Class A	7,053	465,992
Astec Industries, Inc.	11,566	454,428
Badger Meter, Inc.	4,193	1,040,786
Crane Co.	11,704	2,006,066
Curtiss-Wright Corp.	13,530	5,954,688
Donaldson Co., Inc.	10,730	746,271
ESCO Technologies, Inc.	7,472	1,354,225
Franklin Electric Co., Inc.	5,281	456,226
Gibraltar Industries, Inc. (a)	7,865	460,732
Graco, Inc.	43,758	3,704,552
Insteel Industries, Inc.	12,993	455,015
Itron, Inc. (a)	10,517	1,215,765
ITT, Inc.	17,677	2,661,096
Lindsay Corp.	3,383	471,590
Mueller Industries, Inc.	37,251	2,900,735
Mueller Water Products, Inc. - Class A	17,648	432,905
National Presto Industries, Inc.	5,147	440,841
NEXTracker, Inc. - Class A (a)	28,856	1,635,847
Proto Labs, Inc. (a)	11,625	429,892
SPX Technologies, Inc. (a)	9,710	1,476,794
Toro Co.	15,038	1,139,580
Valmont Industries, Inc.	8,751	2,783,168
Vontier Corp.	35,096	1,254,682
Watts Water Technologies, Inc. - Class A	10,224	2,475,435
		37,667,530
Industrial Services — 7.1%
Alarm.com Holdings, Inc. (a)	8,164	468,614
Alaska Air Group, Inc. (a)	19,115	973,527
Applied Industrial Technologies, Inc.	8,013	1,815,105
Brady Corp. - Class A	20,246	1,412,563
Comfort Systems USA, Inc.	8,419	4,026,218
CoreCivic, Inc. (a)	42,382	930,709
CSG Systems International, Inc.	10,530	695,612
Dorian LPG Ltd.	20,459	438,027
Dycom Industries, Inc. (a)	5,252	1,207,540
EMCOR Group, Inc.	14,265	6,731,083
Frontdoor, Inc. (a)	19,559	1,075,941
H&R Block, Inc.	37,125	2,114,269
Healthcare Services Group, Inc. (a)	30,457	429,444
Heartland Express, Inc.	59,089	528,847
Heidrick & Struggles International, Inc.	11,138	486,285
Hub Group, Inc. - Class A	13,570	457,445

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
International Seaways, Inc.	12,922	$478,760
Kirby Corp. (a)	11,468	1,268,819
Korn Ferry	10,179	692,274
Matson, Inc.	10,440	1,178,154
Ryder System, Inc.	9,504	1,398,323
SkyWest, Inc. (a)	16,447	1,668,548
Sun Country Airlines Holdings, Inc. (a)	41,649	482,295
UniFirst Corp./MA	7,306	1,377,619
		32,336,021
Insurance — 6.4%
CNO Financial Group, Inc.	42,239	1,603,393
Equitable Holdings, Inc.	150,419	7,952,653
Genworth Financial, Inc. (a)	180,328	1,271,312
Hanover Insurance Group, Inc.	13,497	2,375,202
Horace Mann Educators Corp.	18,133	787,516
Mercury General Corp.	26,184	1,688,344
NMI Holdings, Inc. - Class A (a)	33,498	1,330,541
Old Republic International Corp.	111,733	4,223,507
Safety Insurance Group, Inc.	5,821	478,137
United Fire Group, Inc.	15,854	451,046
Unum Group	87,615	7,159,022
		29,320,673

Materials — 6.2%
AptarGroup, Inc.	7,280	1,153,152
Axalta Coating Systems Ltd. (a)	72,235	2,224,838
Balchem Corp.	10,168	1,695,006
Cabot Corp.	7,080	528,805
Crown Holdings, Inc.	42,637	4,199,744
Element Solutions, Inc.	21,152	452,230
Greif, Inc. - Class A	8,418	468,041
Koppers Holdings, Inc.	17,583	540,150
Louisiana-Pacific Corp.	24,980	2,249,949
NewMarket Corp.	4,261	2,744,340
Owens Corning	25,820	3,458,589
Reliance, Inc.	9,235	2,704,193
Royal Gold, Inc.	16,751	2,983,688
Sensient Technologies Corp.	10,061	951,066
Silgan Holdings, Inc.	21,761	1,198,378
SunCoke Energy, Inc.	49,186	400,374
Sylvamo Corp.	8,323	440,869
		28,393,412

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Media — 1.5%
Cargurus, Inc. (a)	15,643	$490,252
Cars.com, Inc. (a)	37,366	383,001
HealthStream, Inc.	13,030	365,101
New York Times Co. - Class A	45,529	2,600,616
Nexstar Media Group, Inc.	9,672	1,648,302
TEGNA, Inc.	62,288	1,041,455
Yelp, Inc. (a)	13,363	510,066
		7,038,793
Oil & Gas — 3.7%
Antero Midstream Corp.	184,706	3,468,779
Antero Resources Corp. (a)	54,655	2,046,830
Archrock, Inc.	52,384	1,304,362
California Resources Corp.	12,547	554,201
Chord Energy Corp.	6,523	587,070
DNOW, Inc. (a)	37,814	545,278
DT Midstream, Inc.	32,132	3,365,506
Innovex International, Inc. (a)	28,848	398,102
Magnolia Oil & Gas Corp. - Class A	20,981	451,091
Murphy USA, Inc.	4,674	1,994,816
NOV, Inc.	36,868	442,416
Ovintiv, Inc.	21,358	765,044
Permian Resources Corp.	53,934	680,108
Viper Energy, Inc.	10,673	423,611
		17,027,214
Real Estate — 6.9%
Alexander & Baldwin, Inc.	25,321	453,499
American Homes 4 Rent - Class A	60,196	2,278,419
Brixmor Property Group, Inc.	105,878	2,690,360
CareTrust REIT, Inc.	52,236	1,502,307
COPT Defense Properties	28,988	795,721
Cousins Properties, Inc.	21,341	599,042
EastGroup Properties, Inc.	9,515	1,613,268
Elme Communities	27,853	447,319
EPR Properties	8,893	495,251
Equity LifeStyle Properties, Inc.	66,170	4,206,427
Essential Properties Realty Trust, Inc.	24,838	807,235
First Industrial Realty Trust, Inc.	42,929	2,121,980
Jones Lang LaSalle, Inc. (a)	12,176	2,711,595
LTC Properties, Inc.	12,360	437,420
NNN REIT, Inc.	44,970	1,877,947
Omega Healthcare Investors, Inc.	99,263	3,672,731
Phillips Edison & Co., Inc.	14,372	509,631
Rayonier, Inc.	32,937	780,607

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
Sabra Health Care REIT, Inc.	41,116	$718,708
St Joe Co.	10,125	452,689
STAG Industrial, Inc.	23,738	844,598
Universal Health Realty Income Trust	11,420	453,488
Urban Edge Properties	29,160	529,546
Whitestone REIT	35,086	432,260
		31,432,048
Renewable Energy — 0.2%
EnerSys	9,087	759,946

Retail & Wholesale - Discretionary — 5.3%
Abercrombie & Fitch Co. - Class A (a)	6,301	494,566
Asbury Automotive Group, Inc. (a)	2,001	456,048
AutoNation, Inc. (a)	12,077	2,220,357
Bath & Body Works, Inc.	80,832	2,272,996
Buckle, Inc.	12,460	530,921
Chewy, Inc. - Class A (a)	145,921	6,602,925
ePlus, Inc. (a)	7,024	501,303
Ethan Allen Interiors, Inc.	15,294	399,632
FirstCash Holdings, Inc.	21,869	2,797,264
Gap, Inc.	110,440	2,463,916
G-III Apparel Group Ltd. (a)	17,363	504,395
Lithia Motors, Inc.	4,673	1,480,920
PC Connection, Inc.	6,655	435,237
Sonic Automotive, Inc. - Class A	7,188	502,657
Urban Outfitters, Inc. (a)	32,007	2,237,289
		23,900,426
Retail & Wholesale - Staples — 2.9%
Albertsons Cos., Inc. - Class A	246,310	5,475,471
SpartanNash Co.	22,562	439,057
Sprouts Farmers Market, Inc. (a)	38,399	6,637,651
United Natural Foods, Inc. (a)	16,130	493,094
		13,045,273
Software & Tech Services — 4.5%
ACI Worldwide, Inc. (a)	43,128	1,995,101
Adeia, Inc.	35,453	455,217
Clear Secure, Inc. - Class A	17,999	445,475
DoubleVerify Holdings, Inc. (a)	32,837	451,180
Doximity, Inc. - Class A (a)	24,609	1,281,883
Dropbox, Inc. - Class A (a)	50,020	1,443,577
Duolingo, Inc. (a)	2,950	1,532,850
Dynatrace, Inc. (a)	24,289	1,311,849
ExlService Holdings, Inc. (a)	54,089	2,487,553
Genpact Ltd.	66,086	2,845,002

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
LiveRamp Holdings, Inc. (a)	16,733	$545,161
Maximus, Inc.	21,995	1,594,857
Paylocity Holding Corp. (a)	21,723	4,146,921
		20,536,626
Tech Hardware & Semiconductors — 4.1%
A10 Networks, Inc.	27,534	475,237
Amkor Technology, Inc.	24,564	442,643
Cirrus Logic, Inc. (a)	15,927	1,566,580
CTS Corp.	11,373	462,767
Dolby Laboratories, Inc. - Class A	17,603	1,307,199
Fabrinet (a)	7,498	1,746,059
Flex Ltd. (a)	126,449	5,348,793
FormFactor, Inc. (a)	15,076	450,019
Harmonic, Inc. (a)	49,022	442,178
InterDigital, Inc.	2,139	464,719
MKS, Inc.	5,928	487,222
NetScout Systems, Inc. (a)	20,823	475,597
Onto Innovation, Inc. (a)	3,503	322,066
Photronics, Inc. (a)	23,464	392,084
Plexus Corp. (a)	10,008	1,313,650
Power Integrations, Inc.	8,801	437,674
Qorvo, Inc. (a)	6,164	468,587
Rambus, Inc. (a)	8,828	472,033
Sanmina Corp. (a)	5,640	477,652
TTM Technologies, Inc. (a)	18,403	549,514
Universal Display Corp.	3,098	444,098
		18,546,371
Telecommunications — 0.2%
Lumen Technologies, Inc. (a)	123,447	483,912
Telephone and Data Systems, Inc.	12,662	435,067
		918,979
Utilities — 2.0%
American States Water Co.	6,756	532,846
Avista Corp.	33,485	1,289,507
Black Hills Corp.	18,377	1,074,503
Chesapeake Utilities Corp.	4,213	514,786
New Jersey Resources Corp.	27,424	1,258,487
Northwestern Energy Group, Inc.	22,103	1,222,959
OGE Energy Corp.	47,731	2,122,598
Spire, Inc.	9,517	716,440
UGI Corp.	13,379	482,447
		9,214,573
TOTAL COMMON STOCKS (Cost $446,297,813)		451,828,400

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund Schedule of Investments (Unaudited) (Continued) May 31, 2025

	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
First American Treasury Obligations Fund - Class X, 4.24% (b)	2,298,917	$2,298,917
TOTAL SHORT-TERM INVESTMENTS (Cost $2,298,917)		2,298,917

TOTAL INVESTMENTS — 99.7% (Cost $448,596,730)		454,127,317
Other Assets in Excess of Liabilities — 0.3%		1,140,466
TOTAL NET ASSETS — 100.0%		$455,267,783

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

See accompanying notes to financial statements.

Horizon Funds

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund
Assets:
Investments in Securities, at Cost	$740,323,486	$1,400,475,903	$307,431,418
Investments in Securities, at Value (a)	$770,749,579	$1,472,660,471	$306,074,802
Receivable for Investment Securities Sold	—	4,478,441	—
Receivable for Fund Shares Sold	819,600	914,634	1,487,995
Dividends and Interest Receivable	21,799	92,497	15,702
Dividend Reclaims	823	1,436	—
Prepaid Expenses and Other Assets	71,667	93,764	48,484
Total Assets	771,663,468	1,478,241,243	307,626,983

Liabilities:
Options Written, at Value (Premiums received $591,624, $15,771,364, and $0)	1,539,000	6,184,400	—
Collateral Received for Securities Loaned (Note 5)	34,305,821	163,342,781	40,670,575
Payable for Investment Securities Purchased	—	636,000	—
Payable for Fund Shares Redeemed	790,369	280,775	223,267
Accrued Advisory Fees	612,171	1,087,929	166,272
Accrued Administration Fees	132,057	171,402	37,771
Accrued Custodian Fees	11,902	16,230	2,915
Accrued Legal Fees	21,892	28,717	2,549
Accrued Distribution Fees (12b-1) - Advisor Class	1,315	—	295
Accrued Shareholder Servicing Fees - Investor Class	26,646	74,698	7,965
Accrued Trustees Fees	—	29,506	—
Accrued Expenses and Other Liabilities	169,338	177,836	74,877
Total Liabilities	37,610,511	172,030,274	41,186,486

Net Assets	$734,052,957	$1,306,210,969	$266,440,497

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$702,474,961	$1,203,435,448	$356,045,344
Distributable Earnings/(Accumulated Deficit)	31,577,996	102,775,521	(89,604,847)
Net Assets	$734,052,957	$1,306,210,969	$266,440,497

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$696,316,329	$1,296,684,776	$263,834,741
Shares of Beneficial Interest Outstanding	52,020,110	53,733,631	33,280,475

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$13.39	$24.13	$7.93

Advisor Class Shares:
Net Assets	$767,945	$949,623	$214,908
Shares of Beneficial Interest Outstanding	57,679	39,477	26,864

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$13.31	$24.06	$8.00

Institutional Class Shares:
Net Assets	$36,968,683	$8,576,570	$2,390,848
Shares of Beneficial Interest Outstanding	2,750,866	354,098	303,022

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$13.44	$24.22	$7.89

(a) Includes loaned securities with a value of:	$33,542,501	$159,371,278	$39,844,106

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Continued) May 31, 2025 (Unaudited)

	Horizon Equity Premium Income Fund	Horizon Defined Risk Fund	Horizon Multi- Factor U.S. Equity Fund
Assets:
Investments in Securities, at Cost	$94,907,959	$588,550,767	$576,108,563
Investments in Securities, at Value (a)	$122,831,021	$787,159,399	$617,789,856
Cash	7	—	100
Receivable for Fund Shares Sold	162,450	1,345,847	807,391
Dividends and Interest Receivable	175,011	847,507	680,993
Dividend Reclaims	73,983	1,615	4,332
Prepaid Expenses and Other Assets	38,633	84,801	90,077
Total Assets	123,281,105	789,439,169	619,372,749

Liabilities:
Options Written, at Value (Premiums received $194,260, $19,844,893 and $0)	116,900	20,342,650	—
Collateral Received for Securities Loaned (Note 5)	—	1,032,540	—
Payable for Investment Securities Purchased	—	2,002,821	—
Payable for Fund Shares Redeemed	32,594	644,190	379,095
Accrued Administration Fees	20,778	85,781	59,130
Accrued Advisory Fees	72,601	525,528	409,396
Accrued Audit Fees	10,073	11,694	10,988
Accrued Custodian Fees	3,715	18,377	4,887
Accrued Legal Fees	1,251	—	—
Accrued Registration Fees	769	—	7,422
Accrued Distribution Fees (12b-1) - Investor Class	16,086	72,432	68,151
Accrued Distribution Fees (12b-1) - Advisor Class	1,099	6,144	801
Accrued Transfer Agent Fees	13,671	26,207	22,571
Accrued Printing and Mailing Fees	8,735	1,342	1,651
Accrued Expenses and Other Liabilities	33,954	15,176	5,953
Total Liabilities	332,226	24,784,882	970,045

Net Assets	$122,948,879	$764,654,287	$618,402,704

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$105,992,220	$585,152,496	$564,891,727
Distributable Earnings/(Accumulated Deficit)	16,956,659	179,501,791	53,510,977
Net Assets	$122,948,879	$764,654,287	$618,402,704

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$121,104,536	$750,814,465	$609,387,159
Shares of Beneficial Interest Outstanding	1,729,265	9,504,234	19,453,062

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$70.03	$79.00	$31.33

Advisor Class Shares:
Net Assets	$1,844,343	$13,839,822	$9,015,545
Shares of Beneficial Interest Outstanding	26,316	175,237	287,543

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$70.08	$78.98	$31.35

(a) Includes loaned securities with a value of:	$—	$995,590	$—

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF ASSETS AND LIABILITIES (Continued) May 31, 2025 (Unaudited)

	Horizon Defensive Core Fund	Horizon Tactical Fixed Income Fund	Horizon Multi- Factor Small/ Mid Cap Fund
Assets:
Investments in Securities, at Cost	$451,431,180	$219,941,150	$448,596,730
Investments in Securities, at Value (a)	$473,015,736	$221,401,150	$454,127,317
Receivable for Investment Securities Sold	—	9,838,958	—
Receivable for Fund Shares Sold	407,263	137,639	1,278,413
Dividends and Interest Receivable	322,521	13,468	263,814
Dividend Reclaims	2,326	—	—
Prepaid Expenses and Other Assets	87,491	90,706	159,206
Total Assets	473,835,337	231,481,921	455,828,750

Liabilities:
Collateral Received for Securities Loaned (Note 5)	—	44,142,677	—
Payable for Investment Securities Purchased	—	9,833,402	—
Payable for Fund Shares Redeemed	383,902	1,352,986	105,581
Accrued Administration Fees	53,079	40,313	34,250
Accrued Advisory Fees	268,444	95,146	294,278
Accrued Audit Fees	10,196	10,138	9,516
Accrued Custodian Fees	11,249	1,700	—
Accrued Registration Fees	4	—	28,170
Accrued Distribution Fees (12b-1) - Investor Class	69,651	101,431	66,705
Accrued Distribution Fees (12b-1) - Advisor Class	99,985	3,467	1,280
Accrued Transfer Agent Fees	21,730	20,262	15,354
Accrued Expenses and Other Liabilities	20,239	5,514	5,833
Total Liabilities	938,479	55,607,036	560,967

Net Assets	$472,896,858	$175,874,885	$455,267,783

Composition of Net Assets:
Net assets consisted of:
Paid in Capital	$411,718,485	$191,386,404	$462,002,257
Distributable Earnings/(Accumulated Deficit)	61,178,373	(15,511,519)	(6,734,474)
Net Assets	$472,896,858	$175,874,885	$455,267,783

Investor Class Shares:
Net Asset Value Per Share:
Net Assets	$419,728,577	$167,755,067	$452,337,716
Shares of Beneficial Interest Outstanding	10,101,334	3,710,306	12,537,191

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$41.55	$45.21	$36.08

Advisor Class Shares:
Net Assets	$53,168,281	$8,119,818	$2,930,067
Shares of Beneficial Interest Outstanding	1,284,677	179,625	81,380

Net Asset Value, (Net Assets / Shares Outstanding) Offering and Redemption Price Per Share	$41.39	$45.20	$36.00

(a) Includes loaned securities with a value of:	$—	$43,239,739	$—

See accompanying notes to financial statements.

Horizon Funds

Statements of Operations

For the Period Ended May 31, 2025 (Unaudited)

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Active Income Fund
Investment Income:
Dividend Income from Securities (net of foreign withholdings tax of $2,020, $3,266, and $0)	$7,941,146	$11,440,353	$6,185,875
Interest Income	23,535	76,920	24,962
Total Investment Income	7,964,681	11,517,273	6,210,837

Expenses:
Investment Advisory Fees	3,869,581	6,430,704	908,591
Shareholder Servicing Fees - Investor Class	371,949	644,714	116,602
Administrative & Accounting Service Fees	182,339	251,950	55,635
Transfer Agent Fees	130,170	81,979	38,286
Legal Fees	51,509	66,575	13,436
Trustees’ Fees and Expenses	40,264	62,438	10,588
Registration Fees	57,713	79,940	33,793
Chief Compliance Officer & Compliance Fees	17,719	26,856	5,193
Printing and Postage Expenses	29,718	28,961	8,586
Custodian Fees	24,321	34,935	5,524
Miscellaneous Expenses	8,835	9,114	3,999
Audit Fees	11,840	11,911	10,793
Insurance Fees	12,699	16,968	2,881
Interest Expense	29,980	10,723	1,166
Distribution Fees (12b-1) - Advisor Class	1,298	1,605	392
Total Expenses	4,839,935	7,759,373	1,215,465
Securities Lending Expense Offset	(126,440)	(87,455)	(108,415)

Net Expenses	4,713,495	7,671,918	1,107,050

Net Investment Income	3,251,186	3,845,355	5,103,787

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	6,133,884	50,058,874	(3,215,569)
Purchased Options	(4,914,294)	20,835,576	—
Written Options	3,288,985	(19,730,422)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(29,187,020)	(90,877,961)	(4,658,292)
Purchased Options	500,823	(14,576,322)	—
Written Options	(1,002,748)	12,857,961	—
Net Realized and Unrealized Loss on Investments	(25,180,370)	(41,432,294)	(7,873,861)

Net Decrease in Net Assets Resulting From Operations	$(21,929,184)	$(37,586,939)	$(2,770,074)

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Continued) For the Period Ended May 31, 2025 (Unaudited)

	Horizon Equity Premium Income Fund	Horizon Defined Risk Fund	Horizon Multi- Factor U.S. Equity Fund
Investment Income:
Dividend Income from Securities (net of foreign withholdings tax of $0, $1,078 and $0)	$1,063,148	$4,663,443	$4,491,678
Interest Income	13,044	124,915	53,441
Total Investment Income	1,076,192	4,788,358	4,545,119

Expenses:
Investment Advisory Fees	454,601	2,842,925	2,333,385
Administrative & Accounting Service Fees	38,323	145,619	115,580
Transfer Agent Fees	20,374	41,176	37,088
Trustees’ Fees and Expenses	5,728	32,333	27,343
Legal Fees	6,514	35,332	26,771
Registration Fees	28,420	50,376	68,730
Chief Compliance Officer & Compliance Fees	3,082	14,069	12,132
Printing and Postage Expenses	9,584	26,202	17,405
Custodian Fees	12,307	51,480	27,681
Miscellaneous Expenses	6,510	4,929	4,193
Audit Fees	10,798	10,661	11,641
Interest Expense	910	4,735	3,131
Insurance Fees	1,459	8,077	5,590
Distribution Fees (12b-1) - Advisor Class	2,811	18,013	12,032
Distribution Fees (12b-1) - Investor Class	59,489	348,161	286,860
Total Expenses	660,910	3,634,088	2,989,562
Securities Lending Expense Offset	(3)	(384)	(42)
Fees Recouped by the Adviser	2,826	77,641	—
Fees Waived by the Adviser	(480)	—	—

Net Expenses	663,253	3,711,345	2,989,520

Net Investment Income	412,939	1,077,013	1,555,599

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	1,270,505	2,643,647	11,499,419
Purchased Options	—	7,017,039	—
Written Options	260,702	22,470,050	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,158,335)	(14,529,411)	(20,155,213)
Purchased Options	—	(5,432,111)	—
Written Options	179,613	(2,944,700)	—
Net Realized and Unrealized Gain (Loss) on Investments	(2,447,515)	9,224,514	(8,655,794)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(2,034,576)	$10,301,527	$(7,100,195)

See accompanying notes to financial statements.

Horizon Funds STATEMENTS OF OPERATIONS (Continued) For the Period Ended May 31, 2025 (Unaudited)

	Horizon Defensive Core Fund	Horizon Tactical Fixed Income Fund	Horizon Multi- Factor Small/ Mid Cap Fund
Investment Income:
Dividend Income from Securities (net of foreign withholdings tax of $4,098, $0 and $2,301)	$3,345,344	$6,557,936	$3,331,728
Interest Income	56,289	21,917	67,600
Total Investment Income	3,401,633	6,579,853	3,399,328

Expenses:
Investment Advisory Fees	1,557,079	643,861	1,374,913
Administrative & Accounting Service Fees	97,572	57,220	69,651
Transfer Agent Fees	34,806	30,745	24,328
Trustees’ Fees and Expenses	21,522	10,325	14,030
Legal Fees	16,075	7,773	10,865
Registration Fees	48,835	29,946	76,236
Chief Compliance Officer & Compliance Fees	9,741	5,012	5,450
Printing and Postage Expenses	15,675	8,702	6,627
Custodian Fees	26,630	4,773	54,490
Miscellaneous Expenses	3,688	2,232	3,187
Audit Fees	10,832	10,860	11,799
Interest Expense	123	1,709	866
Insurance Fees	4,518	2,519	1,524
Distribution Fees (12b-1) - Advisor Class	70,081	10,147	3,843
Distribution Fees (12b-1) - Investor Class	200,950	103,251	170,327
Total Expenses	2,118,127	929,075	1,828,136
Securities Lending Expense Offset	—	(92,150)	(357)
Fees Recouped by the Adviser	—	—	51,320
Fees Waived by the Adviser	—	—	(2,609)

Net Expenses	2,118,127	836,925	1,876,490

Net Investment Income	1,283,506	5,742,928	1,522,838

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	47,473,336	(12,269,359)	(13,508,263)
Net Change in Unrealized Depreciation on:
Investments	(93,785,581)	(2,952,237)	(13,359,690)
Net Realized and Unrealized Loss on Investments	(46,312,245)	(15,221,596)	(26,867,953)

Net Decrease in Net Assets Resulting From Operations	$(45,028,739)	$(9,478,668)	$(25,345,115)

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Statements of Changes in Net Assets

	For the Period Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024

Operations:
Net Investment Income	$3,251,186	$6,909,047
Net Realized Gain on Investments	4,508,575	186,296,979
Net Change in Unrealized Appreciation (Depreciation) on Investments	(29,688,945)	13,012,698
Net Increase (Decrease) in Net Assets Resulting From Operations	(21,929,184)	206,218,724

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(128,368,773)	(7,200,339)
Advisor Class	(192,917)	(12,047)
Institutional Class	(6,290,315)	(275,154)
Total Distributions to Shareholders	(134,852,005)	(7,487,540)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	96,618,440	225,717,272
Advisor Class	21,830	509,048
Institutional Class	3,551,793	9,632,964
Distributions Reinvested
Investor Class	121,801,059	6,993,420
Advisor Class	144,427	7,230
Institutional Class	6,287,070	274,852
Cost of Shares Redeemed
Investor Class	(236,034,711)	(433,669,385)
Advisor Class	(531,893)	(1,380,629)
Institutional Class	(7,640,657)	(5,223,717)
Net Decrease in Net Assets Resulting From Beneficial Interest Transactions	(15,782,642)	(197,138,945)

Increase (Decrease) in Net Assets	(172,563,831)	1,592,239

Net Assets:
Beginning of Period/Year	906,616,788	905,024,549
End of Period/Year	$734,052,957	$906,616,788

Share Activity:
Investor Class:
Shares Issued	7,229,973	15,223,256
Shares Reinvested	9,213,393	504,575
Shares Redeemed	(17,639,024)	(28,180,329)
Net Decrease	(1,195,658)	(12,452,498)
Advisor Class:
Shares Issued	1,679	36,086
Shares Reinvested	10,975	524
Shares Redeemed	(39,939)	(95,915)
Net Decrease	(27,285)	(59,305)
Institutional Class:
Shares Issued	261,562	646,179
Shares Reinvested	473,781	19,759
Shares Redeemed	(569,805)	(344,495)
Net Increase	165,538	321,443

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024

Operations:
Net Investment Income	$3,845,355	$6,296,735
Net Realized Gain (Loss) on Investments	51,164,028	193,556,262
Net Change in Unrealized Appreciation (Depreciation) on Investments	(92,596,322)	88,300,936
Net Increase (Decrease) in Net Assets Resulting From Operations	(37,586,939)	288,153,933

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(123,509,333)	(10,144,000)
Advisor Class	(125,157)	(8,290)
Institutional Class	(781,418)	(308,627)
Total Distributions to Shareholders	(124,415,908)	(10,460,917)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	164,948,807	283,402,653
Advisor Class	95,139	406,846
Institutional Class	802,627	3,492,008
Distributions Reinvested
Investor Class	121,082,391	10,030,004
Advisor Class	94,423	4,987
Institutional Class	779,452	308,397
Cost of Shares Redeemed
Investor Class	(198,860,882)	(354,356,811)
Advisor Class	(564,059)	(720,865)
Institutional Class	(592,147)	(31,925,713)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	87,785,751	(89,358,494)

Increase (Decrease) in Net Assets	(74,217,096)	188,334,522

Net Assets:
Beginning of Period/Year	1,380,428,065	1,192,093,543
End of Period/Year	$1,306,210,969	$1,380,428,065

Share Activity:
Investor Class:
Shares Issued	6,935,167	11,228,946
Shares Reinvested	5,045,100	432,701
Shares Redeemed	(8,213,468)	(14,167,655)
Net Increase (Decrease)	3,766,799	(2,506,008)
Advisor Class:
Shares Issued	3,903	16,173
Shares Reinvested	3,944	215
Shares Redeemed	(23,446)	(29,023)
Net Decrease	(15,599)	(12,635)
Institutional Class:
Shares Issued	32,651	142,097
Shares Reinvested	32,369	13,282
Shares Redeemed	(24,691)	(1,304,590)
Net Increase (Decrease)	40,329	(1,149,211)

See accompanying notes to financial statements.

Horizon Active Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024

Operations:
Net Investment Income	$5,103,787	$9,273,784
Net Realized Loss on Investments	(3,215,569)	(6,030,701)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,658,292)	14,074,654
Net Increase (Decrease) in Net Assets Resulting From Operations	(2,770,074)	17,317,737

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(7,377,979)	(9,375,498)
Advisor Class	(11,689)	(19,378)
Institutional Class	(79,269)	(73,007)
Total Distributions to Shareholders	(7,468,937)	(9,467,883)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	67,026,023	53,358,313
Advisor Class	51	490,219
Institutional Class	84,469	1,185,668
Distributions Reinvested
Investor Class	7,222,533	9,213,903
Advisor Class	11,690	14,849
Institutional Class	79,269	73,007
Cost of Shares Redeemed
Investor Class	(34,750,689)	(81,445,742)
Advisor Class	(314,213)	(674,178)
Institutional Class	(268,735)	(431,936)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	39,090,398	(18,215,897)

Increase (Decrease) in Net Assets	28,851,387	(10,366,043)

Net Assets:
Beginning of Period/Year	237,589,110	247,955,153
End of Period/Year	$266,440,497	$237,589,110

Share Activity:
Investor Class:
Shares Issued	8,356,817	6,556,398
Shares Reinvested	909,271	1,134,256
Shares Redeemed	(4,324,465)	(9,921,423)
Net Increase (Decrease)	4,941,623	(2,230,769)
Advisor Class:
Shares Issued	6	60,411
Shares Reinvested	1,456	1,814
Shares Redeemed	(38,737)	(81,540)
Net Decrease	(37,275)	(19,315)
Institutional Class:
Shares Issued	10,524	144,358
Shares Reinvested	10,024	9,023
Shares Redeemed	(33,551)	(52,936)
Net Increase (Decrease)	(13,003)	100,445

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024

Operations:
Net Investment Income	$412,939	$535,334
Net Realized Gain on Investments	1,531,207	2,054,334
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,978,722)	26,014,790
Net Increase (Decrease) in Net Assets Resulting From Operations	(2,034,576)	28,604,458

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(7,742,160)	(872,994)
Advisor Class	(157,984)	(25,869)
Return of Capital
Investor Class	—	(2,552,119)
Advisor Class	—	(70,453)
Total Distributions to Shareholders	(7,900,144)	(3,521,435)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	23,390,124	27,015,783
Advisor Class	341,969	507,891
Distributions Reinvested
Investor Class	7,735,616	3,425,001
Advisor Class	157,984	95,509
Cost of Shares Redeemed
Investor Class	(20,998,374)	(26,402,915)
Advisor Class	(1,659,909)	(1,573,420)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	8,967,410	3,067,849

Increase (Decrease) in Net Assets	(967,310)	28,150,872

Net Assets:
Beginning of Period/Year	123,916,189	95,765,317
End of Period/Year	$122,948,879	$123,916,189

Share Activity:
Investor Class:
Shares Issued	329,933	393,608
Shares Reinvested	110,579	52,051
Shares Redeemed	(304,742)	(390,049)
Net Increase	135,770	55,610
Advisor Class:
Shares Issued	4,771	7,383
Shares Reinvested	2,250	1,453
Shares Redeemed	(22,943)	(23,916)
Net Decrease	(15,922)	(15,080)

See accompanying notes to financial statements.

Horizon Defined Risk Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024

Operations:
Net Investment Income	$1,077,013	$419,751
Net Realized Gain (Loss) on Investments	32,130,736	(44,400,412)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(22,906,222)	147,370,616
Net Increase in Net Assets Resulting From Operations	10,301,527	103,389,955

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(631,762)	(1,033,525)
Advisor Class	(3,213)	(16,068)
Total Distributions to Shareholders	(634,975)	(1,049,593)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	157,286,969	201,641,669
Advisor Class	1,791,718	5,105,659
Distributions Reinvested
Investor Class	630,084	1,030,080
Advisor Class	3,155	15,796
Cost of Shares Redeemed
Investor Class	(89,556,948)	(117,926,837)
Advisor Class	(5,139,353)	(11,193,950)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	65,015,625	78,672,417

Increase in Net Assets	74,682,177	181,012,779

Net Assets:
Beginning of Period/Year	689,972,110	508,959,331
End of Period/Year	$764,654,287	$689,972,110

Share Activity:
Investor Class:
Shares Issued	2,030,608	2,820,414
Shares Reinvested	8,183	15,395
Shares Redeemed	(1,160,814)	(1,647,687)
Net Increase	877,977	1,188,122
Advisor Class:
Shares Issued	23,298	71,557
Shares Reinvested	41	236
Shares Redeemed	(66,286)	(153,491)
Net Decrease	(42,947)	(81,698)

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024

Operations:
Net Investment Income	$1,555,599	$1,723,289
Net Realized Gain (Loss) on Investments	11,499,419	50,590,013
Net Change in Unrealized Appreciation (Depreciation) on Investments	(20,155,213)	45,482,540
Net Increase (Decrease) in Net Assets Resulting From Operations	(7,100,195)	97,795,842

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(45,246,842)	(7,458,860)
Advisor Class	(786,434)	(210,698)
Total Distributions to Shareholders	(46,033,276)	(7,669,558)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	133,750,928	345,675,096
Advisor Class	1,891,947	4,123,266
Distributions Reinvested
Investor Class	45,236,126	7,457,396
Advisor Class	780,312	209,590
Cost of Shares Redeemed
Investor Class	(105,626,846)	(114,456,343)
Advisor Class	(3,374,638)	(3,300,934)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	72,657,829	239,708,071

Increase in Net Assets	19,524,358	329,834,355

Net Assets:
Beginning of Period/Year	598,878,346	269,043,991
End of Period/Year	$618,402,704	$598,878,346

Share Activity:
Investor Class:
Shares Issued	4,344,096	11,002,570
Shares Reinvested	1,497,389	269,220
Shares Redeemed	(3,476,999)	(3,669,330)
Net Increase	2,364,486	7,602,460
Advisor Class:
Shares Issued	61,456	132,622
Shares Reinvested	25,796	7,561
Shares Redeemed	(111,073)	(102,477)
Net Increase (Decrease)	(23,821)	37,706

See accompanying notes to financial statements.

Horizon Defensive Core Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024

Operations:
Net Investment Income	$1,283,506	$1,113,781
Net Realized Gain on Investments	47,473,336	5,311,971
Net Change in Unrealized Appreciation (Depreciation) on Investments	(93,785,581)	86,019,925
Net Increase (Decrease) in Net Assets Resulting From Operations	(45,028,739)	92,445,677

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(1,151,819)	(1,193,042)
Advisor Class	(73,818)	(229,487)
Total Distributions to Shareholders	(1,225,637)	(1,422,529)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	95,129,289	200,270,247
Advisor Class	8,349,477	15,458,117
Distributions Reinvested
Investor Class	1,150,129	1,189,464
Advisor Class	71,281	225,515
Cost of Shares Redeemed
Investor Class	(42,360,146)	(62,545,077)
Advisor Class	(10,301,951)	(16,667,180)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	52,038,079	137,931,086

Increase in Net Assets	5,783,703	228,954,234

Net Assets:
Beginning of Period/Year	467,113,155	238,158,921
End of Period/Year	$472,896,858	$467,113,155

Share Activity:
Investor Class:
Shares Issued	2,249,505	4,892,983
Shares Reinvested	25,863	32,858
Shares Redeemed	(1,000,912)	(1,534,357)
Net Increase	1,274,456	3,391,484
Advisor Class:
Shares Issued	195,475	381,544
Shares Reinvested	1,608	6,250
Shares Redeemed	(240,694)	(410,240)
Net Decrease	(43,611)	(22,446)

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024

Operations:
Net Investment Income	$5,742,928	$10,185,413
Net Realized Gain (Loss) on Investments	(12,269,359)	199,882
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,952,237)	1,704,208
Net Increase (Decrease) in Net Assets Resulting From Operations	(9,478,668)	12,089,503

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(8,223,049)	(8,951,302)
Advisor Class	(325,937)	(338,600)
Total Distributions to Shareholders	(8,548,986)	(9,289,902)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	20,884,660	86,820,386
Advisor Class	1,839,572	1,759,472
Distributions Reinvested
Investor Class	8,221,468	8,950,098
Advisor Class	325,214	338,576
Cost of Shares Redeemed
Investor Class	(63,275,243)	(37,125,171)
Advisor Class	(1,545,730)	(2,160,424)
Net Increase (Decrease) in Net Assets Resulting From Beneficial Interest Transactions	(33,550,059)	58,582,937

Increase (Decrease) in Net Assets	(51,577,713)	61,382,538

Net Assets:
Beginning of Period/Year	227,452,598	166,070,060
End of Period/Year	$175,874,885	$227,452,598

Share Activity:
Investor Class:
Shares Issued	443,656	1,782,214
Shares Reinvested	176,969	185,534
Shares Redeemed	(1,375,318)	(769,167)
Net Increase (Decrease)	(754,693)	1,198,581
Advisor Class:
Shares Issued	39,544	36,577
Shares Reinvested	7,019	7,013
Shares Redeemed	(33,183)	(44,507)
Net Increase (Decrease)	13,380	(917)

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Period Ended May 31, 2025 (Unaudited)	For the Year Ended November 30, 2024

Operations:
Net Investment Income	$1,522,838	$244,967
Net Realized Gain (Loss) on Investments	(13,508,263)	4,662,566
Net Change in Unrealized Appreciation (Depreciation) on Investments	(13,359,690)	18,226,264
Net Increase (Decrease) in Net Assets Resulting From Operations	(25,345,115)	23,133,797

Distributions to Shareholders From:
Distributable Earnings
Investor Class	(4,757,825)	(100,238)
Advisor Class	(58,522)	(3,296)
Total Distributions to Shareholders	(4,816,347)	(103,534)

Capital Share Transactions:
Proceeds from Shares Issued
Investor Class	266,402,427	228,109,162
Advisor Class	325,684	3,055,435
Distributions Reinvested
Investor Class	4,756,574	100,237
Advisor Class	58,400	3,296
Cost of Shares Redeemed
Investor Class	(40,901,037)	(11,273,795)
Advisor Class	(492,547)	(653,261)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	230,149,501	219,341,074

Increase in Net Assets	199,988,039	242,371,337

Net Assets:
Beginning of Period/Year	255,279,744	12,908,407
End of Period/Year	$455,267,783	$255,279,744

Share Activity:
Investor Class:
Shares Issued	7,336,086	6,115,088
Shares Reinvested	130,353	3,271
Shares Redeemed	(1,169,719)	(317,921)
Net Increase	6,296,720	5,800,438
Advisor Class:
Shares Issued	8,950	88,111
Shares Reinvested	1,602	108
Shares Redeemed	(13,798)	(18,658)
Net Increase (Decrease)	(3,246)	69,561

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$16.22		$13.29	$12.71	$16.17	$14.07	$12.61
Income From Investment Operations:
Net investment income (b,e)	0.06		0.10	0.08	0.15	0.06	0.09
Net gain (loss) from investments (both realized and unrealized)	(1.21)		2.94	0.63	(1.42)	2.96	1.46
Total from investment operations	(1.15)		3.04	0.71	(1.27)	3.02	1.55

Less Distributions:
From net investment income	(0.10)		(0.11)	(0.13)	(0.10)	(0.07)	(0.09)
From net realized gains	(1.58)		—	—	(2.09)	(0.85)	—
Total Distributions	(1.68)		(0.11)	(0.13)	(2.19)	(0.92)	(0.09)

Net Asset Value, End of Period/Year	$13.39		$16.22	$13.29	$12.71	$16.17	$14.07

Total Return	(2.20	)%(g)	23.00%	5.69%	(9.63)%	22.63%	12.32%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$696,316		$863,138	$872,904	$761,418	$729,517	$521,477
Ratio to average net assets:
Gross expenses (c,d)	1.24	%(f)	1.21%	1.22%	1.21%	1.23%	1.25%
Net expenses (a,c)	1.21	%(f)	1.19%	1.18%	1.14%	1.14%	1.20%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	0.83	%(f)	0.67%	0.62%	1.15%	0.35%	0.75%
Portfolio turnover rate	54	%(g)	198%	247%	139%	142%	208%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.01%, 0.01%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$16.14		$13.22	$12.64	$16.10	$14.01	$12.55
Income From Investment Operations:
Net investment income (b,e)	0.05		0.10	0.05	0.14	0.03	0.08
Net gain (loss) from investments (both realized and unrealized)	(1.22)		2.91	0.62	(1.42)	2.95	1.45
Total from investment operations	(1.17)		3.01	0.67	(1.28)	2.98	1.53

Less Distributions:
From net investment income	(0.09)		(0.09)	(0.09)	(0.09)	(0.04)	(0.07)
From net realized gains	(1.57)		—	—	(2.09)	(0.85)	—
Total Distributions	(1.66)		(0.09)	(0.09)	(2.18)	(0.89)	(0.07)

Net Asset Value, End of Period/Year	$13.31		$16.14	$13.22	$12.64	$16.10	$14.01

Total Return	(2.35	)%(g)	22.86%	5.44%	(9.76)%	22.43%	12.24%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$768		$1,371	$1,907	$2,126	$3,893	$10,052
Ratio to average net assets:
Gross expenses (c,d)	1.39	%(f)	1.36%	1.42%	1.36%	1.38%	1.41%
Net expenses (a,c)	1.36	%(f)	1.33%	1.38%	1.28%	1.29%	1.25%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	0.80	%(f)	0.69%	0.46%	1.11%	0.21%	0.63%
Portfolio turnover rate	54	%(g)	198%	247%	139%	142%	208%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.01%, 0.01%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Asset Allocation Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$16.29		$13.35	$12.76	$16.23	$14.11	$12.64
Income From Investment Operations:
Net investment income (b,e)	0.06		0.11	0.09	0.14	0.08	0.12
Net gain (loss) from investments (both realized and unrealized)	(1.21)		2.95	0.64	(1.40)	2.97	1.44
Total from investment operations	(1.15)		3.06	0.73	(1.26)	3.05	1.56

Less Distributions:
From net investment income	(0.12)		(0.12)	(0.14)	(0.12)	(0.08)	(0.09)
From net realized gains	(1.58)		—	—	(2.09)	(0.85)	—
Total Distributions	(1.70)		(0.12)	(0.14)	(2.21)	(0.93)	(0.09)

Net Asset Value, End of Period/Year	$13.44		$16.29	$13.35	$12.76	$16.23	$14.11

Total Return	(2.19	)%(g)	23.08%	5.86%	(9.57)%	22.82%	12.44%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$36,969		$42,108	$30,215	$25,595	$8,894	$1,732
Ratio to average net assets:
Gross expenses (c,d)	1.14	%(f)	1.12%	1.12%	1.11%	1.13%	1.16%
Net expenses (a,c)	1.11	%(f)	1.09%	1.08%	1.04%	1.05%	1.01%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	0.89	%(f)	0.71%	0.71%	1.10%	0.47%	1.01%
Portfolio turnover rate	54	%(g)	198%	247%	139%	142%	208%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.01%, 0.01%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$27.42		$22.07	$20.71	$26.13	$21.74	$21.38
Income From Investment Operations:
Net investment income (b,e)	0.07		0.12	0.18	0.13	0.08	0.16 (f)
Net gain (loss) from investments (both realized and unrealized)	(3.22)		5.42	1.29	(3.48)	4.39	0.42 (f)
Total from investment operations	(3.15)		5.54	1.47	(3.35)	4.47	0.58

Less Distributions:
From net investment income	(0.14)		(0.19)	(0.11)	(0.17)	(0.08)	(0.22)
From net realized gains	—		—	—	(1.90)	—	—
Total Distributions	(0.14)		(0.19)	(0.11)	(2.07)	(0.08)	(0.22)

Net Asset Value, End of Period/Year	$24.13		$27.42	$22.07	$20.71	$26.13	$21.74

Total Return	(2.89	)%(h)	25.28%	7.13%	(14.24)%	20.64%	2.71%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$1,296,685		$1,370,291	$1,158,227	$1,238,187	$1,156,627	$764,775
Ratio to average net assets:
Gross expenses (c,d)	1.20	%(g)	1.21%	1.21%	1.19%	1.22%	1.25%
Net expenses (a,c)	1.18	%(g)	1.20%	1.19%	1.17%	1.16%	1.20%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	0.59	%(g)	0.48%	0.83%	0.58%	0.34%	0.81%
Portfolio turnover rate	160	%(h)	66%	176%	366%	108%	462%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.02%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$27.36		$21.99	$20.66	$26.08	$21.73	$21.36
Income From Investment Operations:
Net investment income (loss) (b,e)	0.06		0.09	0.16	0.12	0.05	(0.04	)(f)
Net gain (loss) from investments (both realized and unrealized)	(3.22)		5.40	1.27	(3.49)	4.37	0.57	(f)
Total from investment operations	(3.16)		5.49	1.43	(3.37)	4.42	0.53

Less Distributions:
From net investment income	(0.14)		(0.12)	(0.10)	(0.15)	(0.07)	(0.16)
From net realized gains	—		—	—	(1.90)	—	—
Total Distributions	(0.14)		(0.12)	(0.10)	(2.05)	(0.07)	(0.16)

Net Asset Value, End of Period/Year	$24.06		$27.36	$21.99	$20.66	$26.08	$21.73

Total Return	(2.95	)%(h)	25.08%	6.98%	(14.34)%	20.41%	2.50%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$950		$1,507	$1,489	$4,472	$8,312	$6,399
Ratio to average net assets:
Gross expenses (c,d)	1.34	%(g)	1.36%	1.36%	1.34%	1.37%	1.43%
Net expenses (a,c)	1.33	%(g)	1.35%	1.33%	1.31%	1.31%	1.37%
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (c,e)	0.47	%(g)	0.37%	0.75%	0.53%	0.21%	(0.18)%
Portfolio turnover rate	160	%(h)	66%	176%	366%	108%	462%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.02%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Risk Assist® Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$27.51		$22.13	$20.76	$26.19	$21.79	$21.43
Income From Investment Operations:
Net investment income (b,e)	0.08		0.23	0.19	0.16	0.13	0.23 (f)
Net gain (loss) from investments (both realized and unrealized)	(3.23)		5.37	1.31	(3.50)	4.37	0.36 (f)
Total from investment operations	(3.15)		5.60	1.50	(3.34)	4.50	0.59

Less Distributions:
From net investment income	(0.14)		(0.22)	(0.13)	(0.19)	(0.10)	(0.23)
From net realized gains	—		—	—	(1.90)	—	—
Total Distributions	(0.14)		(0.22)	(0.13)	(2.09)	(0.10)	(0.23)

Net Asset Value, End of Period/Year	$24.22		$27.51	$22.13	$20.76	$26.19	$21.79

Total Return	(2.87	)%(h)	25.47%	7.27%	(14.17)%	20.75%	2.78%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$8,577		$8,630	$32,378	$30,798	$34,320	$40,562
Ratio to average net assets:
Gross expenses (c,d)	1.10	%(g)	1.11%	1.11%	1.09%	1.12%	1.15%
Net expenses (a,c)	1.08	%(g)	1.11%	1.09%	1.06%	1.06%	1.09%
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset (c,e)	0.67	%(g)	0.92%	0.90%	0.70%	0.54%	1.14%
Portfolio turnover rate	160	%(h)	66%	176%	366%	108%	462%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.02%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$8.27		$8.03	$8.24	$9.72	$9.90	$9.44
Income From Investment Operations:
Net investment income (b,e)	0.18		0.33	0.26	0.13	0.19	0.18
Net gain (loss) from investments (both realized and unrealized)	(0.27)		0.25	(0.23)	(1.48)	(0.18)	0.50
Total from investment operations	(0.09)		0.58	0.03	(1.35)	0.01	0.68

Less Distributions:
From net investment income	(0.25)		(0.34)	(0.24)	(0.13)	(0.19)	(0.22)
Total Distributions	(0.25)		(0.34)	(0.24)	(0.13)	(0.19)	(0.22)

Net Asset Value, End of Period/Year	$7.93		$8.27	$8.03	$8.24	$9.72	$9.90

Total Return	(1.08	)%(g)	7.41%	0.38%	(14.04)%	0.11%	7.29%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$263,835		$234,451	$245,555	$439,460	$432,982	$430,958
Ratio to average net assets:
Gross expenses (c,d)	1.03	%(f)	1.03%	1.01%	0.99%	1.03%	1.05%
Net expenses (a,c)	0.94	%(f)	0.91%	0.95%	0.89%	0.95%	0.90%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	4.32	%(f)	4.06%	3.20%	1.47%	1.98%	1.87%
Portfolio turnover rate	94	%(g)	90%	175%	110%	93%	225%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest and dividend expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.01%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$8.34		$8.09	$8.29	$9.77	$9.95	$9.47
Income From Investment Operations:
Net investment income (b,e)	0.19		0.33	0.24	0.12	0.18	0.18
Net gain (loss) from investments (both realized and unrealized)	(0.39)		0.25	(0.22)	(1.49)	(0.18)	0.47
Total from investment operations	(0.20)		0.58	0.02	(1.37)	(0.00)	0.65

Less Distributions:
From net investment income	(0.14)		(0.33)	(0.22)	(0.11)	(0.18)	(0.17)
Total Distributions	(0.14)		(0.33)	(0.22)	(0.11)	(0.18)	(0.17)

Net Asset Value, End of Period/Year	$8.00		$8.34	$8.09	$8.29	$9.77	$9.95

Total Return	(1.21	)%(g)	7.31%	0.26%	(14.12)%	(0.05)%	6.96%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$215		$535	$675	$1,960	$4,391	$3,896
Ratio to average net assets:
Gross expenses (c,d)	1.18	%(f)	1.17%	1.16%	1.14%	1.18%	1.17%
Net expenses (a,c)	1.08	%(f)	1.05%	1.10%	1.03%	1.10%	1.06%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	4.75	%(f)	4.06%	3.02%	1.31%	1.82%	1.90%
Portfolio turnover rate	94	%(g)	90%	175%	110%	93%	225%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest and dividend expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Active Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Institutional Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$8.24		$8.00	$8.21	$9.68	$9.86	$9.43
Income From Investment Operations:
Net investment income (b,e)	0.18		0.33	0.26	0.14	0.17	0.49 (f)
Net gain (loss) from investments (both realized and unrealized)	(0.27)		0.26	(0.22)	(1.47)	(0.15)	0.17 (f)
Total from investment operations	(0.09)		0.59	0.04	(1.33)	0.02	0.66

Less Distributions:
From net investment income	(0.26)		(0.35)	(0.25)	(0.14)	(0.20)	(0.23)
Total Distributions	(0.26)		(0.35)	(0.25)	(0.14)	(0.20)	(0.23)

Net Asset Value, End of Period/Year	$7.89		$8.24	$8.00	$8.21	$9.68	$9.86

Total Return	(1.13	)%(h)	7.55%	0.49%	(13.90)%	0.20%	7.07%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$2,391		$2,603	$1,725	$1,704	$1,840	$184
Ratio to average net assets:
Gross expenses (c,d)	0.93	%(g)	0.93%	0.91%	0.89%	0.94%	0.93%
Net expenses (a,c)	0.84	%(g)	0.80%	0.84%	0.79%	0.85%	0.82%
Net investment income net of reimbursement (recapture) and securities lending expense offset (c,e)	4.56	%(g)	4.05%	3.27%	1.57%	1.74%	5.13%
Portfolio turnover rate	94	%(h)	90%	175%	110%	93%	225%

Portfolio turnover is calculated for the Fund as a whole.

(a)	The ratio of expenses to average net assets includes interest and dividend expense which was 0.00%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

(b)	Per share amounts are calculated using the average shares method.

(c)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(e)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(f)

Due to timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statement of Operations.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$75.75		$60.03	$61.62		$63.02	$55.01	$58.58
Income From Investment Operations:
Net investment income (a)	0.24		0.34	1.06		1.23	1.03	1.19
Net gain (loss) from investments (both realized and unrealized)	(1.29)		17.65	(1.42)		0.02 (c)	8.02	(3.25)
Total from investment operations	(1.05)		17.99	(0.36)		1.25	9.05	(2.06)

Less Distributions:
From net investment income	(4.67)		(0.58)	(1.23)		(1.16)	(1.04)	(1.29)
From return of capital	—		(1.69)	—		—	—	—
From net realized gains	—		—	—		(1.49)	—	(0.22)
Total Distributions	(4.67)		(2.27)	(1.23)		(2.65)	(1.04)	(1.51)

Net Asset Value, End of Period/Year	$70.03		$75.75	$60.03		$61.62	$63.02	$55.01

Total Return	(1.27	)%(g)	30.56%	(0.51)%		1.90%	16.58%	(3.41)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$121,105		$120,714	$92,322		$102,135	$123,269	$104,774
Ratio to average net assets:
Gross expenses (b)	1.09	%(f)	1.26%	1.13%		1.10%	1.06%	1.11%
Net expenses (d)	1.09	%(f)	1.25%	1.12%		1.09%	1.08%	1.09%
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.69	%(f)	0.50%	1.80%		2.03%	1.67%	2.28%
Portfolio turnover rate	5	%(g)	23%	4	%(e)	150%	222%	376%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Per share amounts are calculated using the average shares method.

(b)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(c)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.16%, 0.06%, 0.02%, 0.00% and 0.00%, respectively.

(e)

The cost of purchases and proceeds from sales of securities that were incurred by the Fund related to the Fund’s change in investment strategy are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 67% for the year ended November 30, 2023.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Equity Premium Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023		For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$75.80		$60.07	$61.66		$63.04	$54.99	$58.56
Income From Investment Operations:
Net investment income (a)	0.17		0.23	0.97		1.09	0.95	1.13
Net gain (loss) from investments (both realized and unrealized)	(1.28)		17.67	(1.43)		0.06 (c)	8.04	(3.28)
Total from investment operations	(1.11)		17.90	(0.46)		1.15	8.99	(2.15)

Less Distributions:
From net investment income	(4.61)		(0.58)	(1.13)		(1.04)	(0.94)	(1.21)
From return of capital			(1.59)	—		—	—	—
From net realized gains	—		—	—		(1.49)	—	(0.21)
Total Distributions	(4.61)		(2.17)	(1.13)		(2.53)	(0.94)	(1.42)

Net Asset Value, End of Period/Year	$70.08		$75.80	$60.07		$61.66	$63.04	$54.99

Total Return	(1.36	)%(g)	30.35%	(0.68)%		1.73%	16.45%	(3.55)%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$1,844		$3,202	$3,443		$4,834	$10,941	$8,781
Ratio to average net assets:
Gross expenses (b)	1.24	%(f)	1.42%	1.28%		1.23%	1.21%	1.25%
Net expenses (d)	1.24	%(f)	1.41%	1.29%		1.25%	1.24%	1.24%
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.48	%(f)	0.34%	1.63%		1.76%	1.52%	2.17%
Portfolio turnover rate	5	%(g)	23%	4	%(e)	150%	222%	376%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Per share amounts are calculated using the average shares method.

(b)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(c)

Net realized and unrealized gain (loss) per share in this caption is a balancing amount necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) on the Statements of Operations due to share transactions for the period.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.17%, 0.05%, 0.01%, 0.00% and 0.00%, respectively.

(e)

The cost of purchases and proceeds from sales of securities that were incurred by the Fund related to the Fund’s change in investment strategy are excluded from the portfolio turnover rate calculation. If such amounts had not been excluded, the portfolio turnover rate would have been 67% for the year ended November 30, 2023.

(f)	Annualized.

(g)	Not annualized.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$78.01		$65.77	$61.16	$63.49	$56.98	$54.09
Income From Investment Operations:
Net investment income (a)	0.12		0.06	0.16	0.26	0.22	0.37
Net gain (loss) from investments (both realized and unrealized)	0.94		12.32	5.39	(2.41)	6.62	2.82
Total from investment operations	1.06		12.38	5.55	(2.15)	6.84	3.19

Less Distributions:
From net investment income	(0.07)		(0.14)	(0.21)	(0.18)	(0.33)	(0.30)
From net realized gains	—		—	(0.73)	—	—	—
Total Distributions	(0.07)		(0.14)	(0.94)	(0.18)	(0.33)	(0.30)

Net Asset Value, End of Period/Year	$79.00		$78.01	$65.77	$61.16	$63.49	$56.98

Total Return	1.36	%(e)	18.85%	9.26%	(3.40)%	12.06%	5.93%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$750,814		$672,955	$489,234	$359,743	$247,061	$210,993
Ratio to average net assets:
Gross expenses (b)	1.02	%(d)	1.32%	1.44%	1.12%	1.11%	1.12%
Net expenses (c)	1.04	%(d)	1.33%	1.44%	1.12%	1.05%	1.04%
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.31	%(d)	0.08%	0.25%	0.43%	0.35%	0.70%
Portfolio turnover rate	1	%(e)	8%	3%	15%	27%	28%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Per share amounts are calculated using the average shares method.

(b)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(c)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.29%, 0.40%, 0.08%, 0.01% and 0.00%, respectively.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon Defined Risk Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$77.99		$65.78	$61.11	$63.45	$56.93	$54.06
Income From Investment Operations:
Net investment income (loss) (a)	0.06		(0.07)	0.07	0.13	0.13	0.29
Net gain (loss) from investments (both realized and unrealized)	0.94		12.34	5.40	(2.39)	6.62	2.82
Total from investment operations	1.00		12.27	5.47	(2.26)	6.75	3.11

Less Distributions:
From net investment income	(0.01)		(0.06)	(0.07)	(0.08)	(0.23)	(0.24)
From net realized gains	—		—	(0.73)	—	—	—
Total Distributions	(0.01)		(0.06)	(0.80)	(0.08)	(0.23)	(0.24)

Net Asset Value, End of Period/Year	$78.98		$77.99	$65.78	$61.11	$63.45	$56.93

Total Return	1.29	%(e)	18.66%	9.12%	(3.57)%	11.90%	5.78%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$13,840		$17,017	$19,725	$12,227	$19,816	$24,804
Ratio to average net assets:
Gross expenses (b)	1.17	%(d)	1.49%	1.60%	1.26%	1.26%	1.28%
Net expenses (c)	1.19	%(d)	1.50%	1.60%	1.26%	1.20%	1.19%
Net investment income (loss) net of reimbursement (recapture) and securities lending expense offset	0.15	%(d)	(0.09)%	0.11%	0.20%	0.21%	0.56%
Portfolio turnover rate	1	%(e)	8%	3%	15%	27%	28%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Per share amounts are calculated using the average shares method.

(b)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(c)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.31%, 0.41%, 0.07%, 0.01% and 0.00%, respectively.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Year Ended November 30, 2020
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$34.42		$27.57	$26.34	$33.53	$27.19	$26.22
Income From Investment Operations:
Net investment income (a)	0.08		0.13	0.18	0.22	0.15	0.12
Net gain (loss) from investments (both realized and unrealized)	(0.78)		7.50	1.25	(0.29)	6.27	0.91
Total from investment operations	(0.70)		7.63	1.43	(0.07)	6.42	1.03

Less Distributions:
From net investment income	(0.11)		(0.14)	(0.20)	(0.18)	(0.08)	(0.06)
From net realized gains	(2.28)		(0.64)	—	(6.94)	—	—
Total Distributions	(2.39)		(0.78)	(0.20)	(7.12)	(0.08)	(0.06)

Net Asset Value, End of Period/Year	$31.33		$34.42	$27.57	$26.34	$33.53	$27.19

Total Return	(1.17	)%(e)	28.35%	5.51%	(1.62)%	23.70%	3.96%

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$609,387		$588,165	$261,501	$143,236	$128,449	$205,886
Ratio to average net assets:
Gross expenses (b)	1.02	%(d)	1.04%	1.07%	1.12%	1.17%	1.14%
Net expenses (c)	1.02	%(d)	1.08%	1.09%	1.11%	1.09%	1.09%
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.54	%(d)	0.43%	0.68%	0.83%	0.50%	0.49%
Portfolio turnover rate	51	%(e)	164%	238%	197%	218%	325%

Portfolio turnover is calculated for the Fund as a whole.

(a)	Per share amounts are calculated using the average shares method.

(b)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(c)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.02%, 0.00% and 0.00%, respectively.

(d)	Annualized.

(e)	Not annualized.

See accompanying notes to financial statements.

Horizon Multi-Factor U.S. Equity Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Period Ended November 30, 2020 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$34.41		$27.56	$26.27	$33.46	$27.16	$26.23
Income From Investment Operations:
Net investment income (b)	0.06		0.10	0.14	0.14	0.10	0.04
Net gain (loss) from investments (both realized and unrealized)	(0.79)		7.50	1.26	(0.26)	6.27	0.89
Total from investment operations	(0.73)		7.60	1.40	(0.12)	6.37	0.93

Less Distributions:
From net investment income	(0.05)		(0.11)	(0.11)	(0.13)	(0.07)	—
From net realized gains	(2.28)		(0.64)	—	(6.94)	—	—
Total Distributions	(2.33)		(0.75)	(0.11)	(7.07)	(0.07)	—

Net Asset Value, End of Period/Year	$31.35		$34.41	$27.56	$26.27	$33.46	$27.16

Total Return	(1.26	)%(f)	28.24%	5.38%	(1.79)%	23.53%	3.55	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$9,016		$10,714	$7,543	$189	$544	$730
Ratio to average net assets:
Gross expenses (c)	1.17	%(e)	1.19%	1.21%	1.27%	1.32%	1.30	%(e)
Net expenses (d)	1.17	%(e)	1.19%	1.22%	1.25%	1.24%	1.24	%(e)
Net investment income net of reimbursement (recapture) and securities lending expense offset	0.38	%(e)	0.32%	0.52%	0.52%	0.34%	0.17	%(e)
Portfolio turnover rate	51	%(f)	164%	238%	197%	218%	325	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since February 2, 2020 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.00%, 0.01%, 0.00% and 0.00%, respectively.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Period Ended November 30, 2020 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$46.03		$35.13	$30.99	$36.09	$28.78	$25.00
Income From Investment Operations:
Net investment income (b,g)	0.12		0.15	0.28	0.11	0.11	0.19	(d)
Net gain (loss) from investments (both realized and unrealized)	(4.47)		10.97	4.01	(4.29)	8.01	3.59	(d)
Total from investment operations	(4.35)		11.12	4.29	(4.18)	8.12	3.78

Less Distributions:
From net investment income	(0.13)		(0.22)	(0.15)	(0.08)	(0.10)	—
From net realized gains	—		—	—	(0.84)	(0.71)	—
Total Distributions	(0.13)		(0.22)	(0.15)	(0.92)	(0.81)	—

Net Asset Value, End of Period/Year	$41.55		$46.03	$35.13	$30.99	$36.09	$28.78

Total Return	(9.47	)%(i)	31.82%	13.95%	(11.99)%	28.91%	15.12	%(i)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$419,729		$406,274	$190,927	$148,912	$120,315	$3,985
Ratio to average net assets:
Gross expenses (c,f)	0.91	%(h)	0.92%	0.97%	1.04%	1.09%	6.24	%(h)
Net expenses (e,f)	0.91	%(h)	0.95%	0.98%	1.03%	1.04%	1.04	%(h)
Net investment income net of reimbursement (recapture) and securities lending expense offset (f,g)	0.58	%(h)	0.35%	0.89%	0.36%	0.32%	0.73	%(h)
Portfolio turnover rate	175	%(i)	9%	139%	270%	29%	81	%(i)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 26, 2019 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(e)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.01%, 0.01%, 0.00% and 0.00%, respectively.

(f)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Defensive Core Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022	For the Year Ended November 30, 2021	For the Period Ended November 30, 2020 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$45.80		$34.97	$30.85	$35.95	$28.69	$25.04
Income From Investment Operations:
Net investment income (b,g)	0.09		0.07	0.23	0.06	0.07	0.13	(d)
Net gain (loss) from investments (both realized and unrealized)	(4.45)		10.93	3.99	(4.27)	7.97	3.52	(d)
Total from investment operations	(4.36)		11.00	4.22	(4.21)	8.04	3.65

Less Distributions:
From net investment income	(0.05)		(0.17)	(0.10)	(0.05)	(0.07)	—
From net realized gains	—		—	—	(0.84)	(0.71)	—
Total Distributions	(0.05)		(0.17)	(0.10)	(0.89)	(0.78)	—

Net Asset Value, End of Period/Year	$41.39		$45.80	$34.97	$30.85	$35.95	$28.69

Total Return	(9.52	)%(i)	31.59%	13.76%	(12.11)%	28.69%	14.58	%(i)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$53,168		$60,839	$47,232	$33,632	$35,205	$4,283
Ratio to average net assets:
Gross expenses (c,f)	1.06	%(h)	1.07%	1.12%	1.18%	1.28%	4.56	%(h)
Net expenses (e,f)	1.06	%(h)	1.12%	1.13%	1.18%	1.19%	1.19	%(h)
Net investment income net of reimbursement (recapture) and securities lending expense offset (f,g)	0.42	%(h)	0.18%	0.72%	0.17%	0.19%	0.52	%(h)
Portfolio turnover rate	175	%(i)	9%	139%	270%	29%	81	%(i)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since January 8, 2020 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)

Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(e)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00%, 0.01%, 0.01%, 0.00% and 0.00%, respectively.

(f)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(g)

Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(h)	Annualized.

(i)	Not annualized.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Period Ended November 30, 2023 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$49.11		$48.37	$50.00
Income From Investment Operations:
Net investment income (b,f)	1.26		2.35	1.88
Net gain (loss) from investments (both realized and unrealized)	(3.21)		0.59	(2.68)
Total from investment operations	(1.95)		2.94	(0.80)

Less Distributions:
From net investment income	(1.95)		(2.20)	(0.83)
Total Distributions	(1.95)		(2.20)	(0.83)

Net Asset Value, End of Period/Year	$45.21		$49.11	$48.37

Total Return	(4.03	)%(h)	6.22%	(1.63	)%(h)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$167,755		$219,292	$157,988
Ratio to average net assets:
Gross expenses (c,e)	0.86	%(g)	0.86%	0.90	%(g)
Net expenses (d,e)	0.77	%(g)	0.79%	0.84	%(g)
Net investment income net of reimbursement (recapture) and securities lending expense offset	5.36	%(g)	4.87%	4.13	%(g)
Portfolio turnover rate	328	%(h)	316%	638	%(h)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 20, 2022 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00% and 0.00%, respectively.

(e)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(f)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Tactical Fixed Income Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Period Ended November 30, 2023 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$49.09		$48.35	$49.48
Income From Investment Operations:
Net investment income (b,f)	1.18		2.32	0.90
Net gain (loss) from investments (both realized and unrealized)	(3.17)		0.55	(1.45)
Total from investment operations	(1.99)		2.87	(0.55)

Less Distributions:
From net investment income	(1.90)		(2.13)	(0.58)
Total Distributions	(1.90)		(2.13)	(0.58)

Net Asset Value, End of Period/Year	$45.20		$49.09	$48.35

Total Return	(4.12	)%(h)	6.08%	(1.10	)%(h)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$8,120		$8,160	$8,082
Ratio to average net assets:
Gross expenses (c,e)	1.01	%(g)	1.01%	1.16	%(g)
Net expenses (d,e)	0.93	%(g)	0.94%	0.96	%(g)
Net investment income net of reimbursement and securities lending expense offset	5.06	%(g)	4.81%	2.58	%(g)
Portfolio turnover rate	328	%(h)	316%	638	%(h)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since March 7, 2023 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00% and 0.00%, respectively.

(e)	Does not reflect the expenses of the underlying funds in which the Fund invests.

(f)

Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

(g)	Annualized.

(h)	Not annualized.

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Investor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Period Ended November 30, 2023 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$40.36		$28.36	$25.00
Income From Investment Operations:
Net investment income (b)	0.16		0.16	0.14
Net gain (loss) from investments (both realized and unrealized)	(3.74)		12.07	3.22
Total from investment operations	(3.58)		12.23	3.36

Less Distributions:
From net investment income	(0.05)		(0.07)	—
From net realized gains	(0.65)		(0.16)	—
Total Distributions	(0.70)		(0.23)	—

Net Asset Value, End of Period/Year	$36.08		$40.36	$28.36

Total Return	(8.79	)%(f)	43.33%	13.48	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$452,338		$251,872	$12,482
Ratio to average net assets:
Gross expenses (c)	1.06	%(e)	1.29%	3.38	%(e)
Net expenses (d)	1.09	%(e)	1.09%	1.09	%(e)
Net investment income net of reimbursement and securities lending expense offset	0.89	%(e)	0.43%	0.53	%(e)
Portfolio turnover rate	89	%(f)	107%	179	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since December 20, 2022 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00% and 0.00%, respectively.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon Multi-Factor Small/Mid Cap Fund FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year.

	Advisor Class
	For the Period Ended May 31, 2025		For the Year Ended November 30, 2024	For the Period Ended November 30, 2023 (a)
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$40.26		$28.34	$26.88
Income From Investment Operations:
Net investment income (b)	0.12		0.08	0.09
Net gain (loss) from investments (both realized and unrealized)	(3.72)		12.07	1.37
Total from investment operations	(3.60)		12.15	1.46

Less Distributions:
From net investment income	(0.01)		(0.07)	—
From net realized gains	(0.65)		(0.16)	—
Total Distributions	(0.66)		(0.23)	—

Net Asset Value, End of Period/Year	$36.00		$40.26	$28.34

Total Return	(8.87	)%(f)	43.10%	5.43	%(f)

Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$2,930		$3,407	$427
Ratio to average net assets:
Gross expenses (c)	1.21	%(e)	1.46%	3.64	%(e)
Net expenses (d)	1.24	%(e)	1.24%	1.24	%(e)
Net investment income net of reimbursement and securities lending expense offset	0.70	%(e)	0.24%	0.43	%(e)
Portfolio turnover rate	89	%(f)	107%	179	%(f)

Portfolio turnover is calculated for the Fund as a whole.

(a)	Since March 7, 2023 (Commencement of Operations).

(b)	Per share amounts are calculated using the average shares method.

(c)	Represents the ratio of expenses to average net assets absent securities lending expense offset, fee waivers and/or expense reimbursements by the Adviser.

(d)	The ratio of expenses to average net assets includes interest expense which was 0.00%, 0.00% and 0.00%, respectively.

(e)	Annualized.

(f)	Not annualized.

See accompanying notes to financial statements.

Horizon Funds

Notes to Financial Statements (Unaudited)

May 31, 2025

1.	ORGANIZATION

The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity Fund, Horizon Defensive Core Fund, Horizon Tactical Fixed Income Fund, and Horizon Multi-Factor Small/Mid Cap Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund is a diversified series of the Trust. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on January 31, 2012, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Risk Assist® Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on August 29, 2014, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on September 30, 2013, February 8, 2016 and September 9, 2016, respectively. The investment objective of the Horizon Equity Premium Income Fund is capital appreciation and current income. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2016 and June 20, 2017, respectively. The investment objective of the Horizon Defined Risk Fund is capital appreciation and capital preservation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2017 and February 2, 2018, respectively. The investment objective of the Horizon Multi-Factor U.S. Equity Fund is capital appreciation. The Fund presently offers Investor Class shares and Advisor Class shares which commenced operations on June 26, 2019 and January 31, 2020, respectively. The investment objective of the Horizon Defensive Core Fund is to seek to generate comparable returns, before fees and expenses, to an index that is designed to measure the performance of the large and mid-cap segments of the U.S. market and that screens companies with regards to certain ESG criteria for the equity portion of the Fund’s portfolio, while mitigating downside risk by allocating a portion of the Fund’s portfolio to a risk overlay strategy. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 26, 2019 and January 8, 2020, respectively. The investment objective of the Horizon Tactical Fixed Income Fund is to seek to provide total return through a combination of current income and capital appreciation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 20, 2022 and March 7, 2023, respectively. The investment objective of the Horizon Multi-Factor Small/Mid Cap Fund is capital appreciation. The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 20, 2022 and March 7, 2023, respectively.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

The Funds value their investments and financial instruments at fair value as follows. In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Adviser, as the Funds’ valuation designee pursuant to Rule 2a-5. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system, as determined by the Adviser, as the Funds’ valuation designee. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options are valued at the composite mean of the bid and the ask as of the closing of the applicable market, provided that in circumstances deemed appropriate by the Adviser options may be valued at fair value as determined in good faith by the Adviser, as the Fund’s valuation designee.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith by the Adviser pursuant to the Adviser’s fair valuation policies and procedures.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Generally, these inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. For an option position, these inputs may include, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2025, for the Funds’ investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$726,059,198	$—	$—	$726,059,198
Common Stocks	8,374,909	—	—	8,374,909
Purchased Options	—	496,500	—	496,500
Investments Purchased With Proceeds From Securities Lending	34,305,821	—	—	34,305,821
Money Market Funds	1,513,151	—	—	1,513,151
Total	$770,253,079	$496,500	$—	$770,749,579

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(1,539,000)	$—	$(1,539,000)
Total	$—	$(1,539,000)	$—	$(1,539,000)

Horizon Active Risk Assist® Fund
Assets *	Level 1	Level 2	Level 3		Total
Exchange Traded Funds	$1,237,524,033	$—	$—		$1,237,524,033
Common Stocks	65,419,329	—	0	(a)	65,419,329
Purchased Options	—	6,374,000	—		6,374,000
Investments Purchased With Proceeds From Securities Lending	163,342,781	—	—		163,342,781
Money Market Funds	328	—	—		328
Total	$1,466,286,471	$6,374,000	$—		$1,472,660,471

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(6,184,400)	$—	$(6,184,400)
Total	$—	$(6,184,400)	$—	$(6,184,400)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$264,704,854	$—	$—	$264,704,854
Investments Purchased With Proceeds From Securities Lending	40,670,575	—	—	40,670,575
Money Market Funds	699,373	—	—	699,373
Total	$306,074,802	$—	$—	$306,074,802

Horizon Equity Premium Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$122,173,443	$—	$—	$122,173,443
Money Market Funds	657,578	—	—	657,578
Total	$122,831,021	$—	$—	$122,831,021

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(116,900)	$—	$(116,900)
Total	$—	$(116,900)	$—	$(116,900)

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$768,140,796	$—	$0	(a)	$768,140,796
Purchased Options	—	7,761,650			7,761,650
Investments Purchased With Proceeds From Securities Lending	1,032,540	—	—		1,032,540
Money Market Funds	10,224,413	—	—		10,224,413
Total	$779,397,749	$7,761,650	$—		$787,159,399

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(20,342,650)	$—	$(20,342,650)
Total	$—	$(20,342,650)	$—	$(20,342,650)

Horizon Multi-Factor U.S. Equity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$616,446,245	$—	$—	$616,446,245
Money Market Funds	1,343,611	—	—	1,343,611
Total	$617,789,856	$—	$—	$617,789,856

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

Horizon Defensive Core Fund
Assets *	Level 1	Level 2	Level 3		Total
Common Stocks	$426,007,063	$—	$0	(a)	426,007,063
Exchange Traded Funds	45,398,457				45,398,457
Money Market Funds	1,610,216	—	—		1,610,216
Total	$473,015,736	$—	$—		$473,015,736

Horizon Tactical Fixed Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$177,027,315	—	—	$177,027,315
Investments Purchased With Proceeds From Securities Lending	44,142,677	—	—	44,142,677
Money Market Funds	231,158	—	—	231,158
Total	$221,401,150	$—	$—	$221,401,150

Horizon Multi-Factor Small/Mid Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$451,828,400	$—	$—	$451,828,400
Money Market Funds	2,298,917	—	—	2,298,917
Total	$454,127,317	$—	$—	$454,127,317

*	Refer to the Schedules of Investments for security classifications.
(a)	Amount is less than $0.50.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at NAV in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the period ended May 31, 2025, were as follows:

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist® Fund	Horizon Equity Premium Income Fund	Horizon Defined Risk Fund
Purchased Options	$1,361,250	$7,870,500	$0	$11,493,900
Written Options	$1,947,000	$5,903,950	$202,300	$13,853,075

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of May 31, 2025:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Horizon Active Asset Allocation Fund	Equity Risk Contracts	Investments in Securities, at Value	Options Written, at Value
Horizon Active Risk Assist® Fund	Equity Risk Contracts	Investments in Securities, at Value	Options Written, at Value
Horizon Equity Premium Income Fund	Equity Risk Contracts	Investments in Securities, at Value	Options Written, at Value
Horizon Defined Risk Fund	Equity Risk Contracts	Investments in Securities, at Value	Options Written, at Value

Horizon Active Asset Allocation Fund
Derivatives Investment Value
Purchased Options	$496,500
Written Options	$1,539,000

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

Horizon Active Risk Assist® Fund
Derivatives Investment Value
Purchased Options	$6,374,000
Written Options	$6,184,400

Horizon Equity Premium Income Fund
Derivatives Investment Value
Purchased Options	$0
Written Options	$116,900

Horizon Defined Risk Fund
Derivatives Investment Value
Purchased Options	$7,761,650
Written Options	$20,342,650

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended May 31, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) on purchased options
Net realized gain (loss) on written options
Net change in unrealized appreciation (depreciation) on purchased options
Net change in unrealized appreciation (depreciation) on written options

Horizon Active Asset Allocation Fund
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(4,914,294)
Written Options	3,288,985
$(1,625,309)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$500,823
Written Options	(1,002,748)
$(501,925)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

Horizon Active Risk Assist® Fund
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$20,835,576
Written Options	(19,730,422)
$1,105,154

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(14,576,322)
Written Options	12,857,961
$(1,718,361)

Horizon Equity Premium Income Fund
Realized gain on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$—
Written Options	260,702
$260,702

Changes in unrealized appreciation on derivatives recognized in the Statements of Operations
Purchased Options	$—
Written Options	179,613
$179,613

Horizon Defined Risk Fund
Realized gain on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$7,017,039
Written Options	22,470,050
$29,487,089

Changes in unrealized depreciation on derivatives recognized in the Statements of Operations
Purchased Options	$(5,432,111)
Written Options	(2,944,700)
$(8,376,811)

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives and collateral pledged for the Funds as of May 31, 2025.

Horizon Active Asset Allocation Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$1,539,000	(1)	$—	$1,539,000	$(1,539,000	)(2)	$—	$—
Total	$1,539,000		$—	$1,539,000	$(1,539,000)		$—	$—

Horizon Active Risk Assist® Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$6,184,400	(1)	$—	$6,184,400	$(6,184,400	)(2)	$—	$—
Total	$6,184,400		$—	$6,184,400	$(6,184,400)		$—	$—

Horizon Equity Premium Income Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$116,900	(1)	$—	$116,900	$(116,900	)(2)	$—	$—
Total	$116,900		$—	$116,900	$(116,900)		$—	$—

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

Horizon Defined Risk Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Options	$20,342,650	(1)	$—	$20,342,650	$(20,342,650	)(2)	$—	$—
Total	$20,342,650		$—	$20,342,650	$(20,342,650)		$—	$—

(1)	Written options at value as presented in the Schedules of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 5 for collateral related to securities on loan.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income and expense is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies if any, are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Investment in Other Investment Companies – To the extent that a Fund invests in other investment companies, shareholders may obtain a copy of the underlying investment companies’ financial statements on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. Copies of information on the SEC’s internet site may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the Funds’ 2024 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity Fund, Horizon Defensive Core Fund, and Horizon Multi-Factor Small/Mid Cap Fund and quarterly for the Horizon Active Income Fund, Horizon Equity Premium Income Fund, and Horizon Tactical Fixed Income Fund and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Shareholder Services Plan – The Board of Trustees (the “Board” or “Trustees”) has adopted a shareholder serving plan (the “Plan”) for Investor Class Shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, and the Horizon Active Income Fund. The Plan allows the Funds to use part of their assets for shareholder servicing expenses. The Shareholder Servicing Expenses for the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, and Horizon Active Income Fund are currently 0.10% of average daily net assets. Payments under the Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting the Funds in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. Payments under the Plan may vary and are determined by the respective Fund in its sole discretion, in amounts up to 0.10% of the Fund’s average daily net assets attributable to Investor Class shares of the Fund on an annualized basis.

Rule 12b-1 – The Trust, with respect to all Funds, has adopted a Distribution Plan for Advisor Class shares of each Fund, and also for Investor Class shares of the Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, the Horizon Multi-Factor U.S. Equity Fund, the Horizon Defensive Core Fund, the Horizon Tactical Fixed Income Fund, and the Horizon Multi-Factor Small/Mid Cap Fund pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). However, payments under the 12b-1 Plan are an operating expense of each Fund that is not subject to the expense limitation provided by the Adviser. The 12b-1 Plan provides for the payment of a distribution fee to Quasar Distributors, LLC (the “Distributor”). During the year ended November 30, 2024 the distribution fees accrued for the Investor Class shares of the Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity Fund, Horizon Defensive Core Fund, the Horizon Tactical Fixed Income Fund, the Horizon Multi-Factor Small/Mid Cap Fund and for the Advisor Class shares of all Funds were 0.10% and 0.25% of average daily net assets, respectively.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

During the period ended May 31, 2025, the Funds’ incurred fees pursuant to the 12b-1 Plan as follows:

Fund	Investor Class	Advisor Class
Horizon Active Asset Allocation Fund	$—	$1,298
Horizon Active Risk Assist® Fund	—	1,605
Horizon Active Income Fund	—	392
Horizon Equity Premium Income Fund	59,489	2,811
Horizon Defined Risk Fund	348,161	18,013
Horizon Multi-Factor U.S. Equity Fund	286,860	12,032
Horizon Defensive Core Fund	200,950	70,081
Horizon Tactical Fixed Income Fund	103,251	10,147
Horizon Multi-Factor Small/Mid Cap Fund	170,327	3,843

Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund and Horizon Active Income Fund and Institutional Class shares of all Funds do not pay any 12b-1 distribution fees.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreements, the Adviser receives monthly fees calculated at an annual rate of 0.99% of the average daily net assets of the Horizon Active Asset Allocation Fund, 0.99% of the average daily net assets of the Horizon Active Risk Assist® Fund, 0.77% of the average daily net assets of the Horizon Active Income Fund, 0.75% of the average daily net assets of the Horizon Equity Premium Income Fund, 0.80% of the average daily net assets of the Horizon Defined Risk Fund, 0.80% of the average daily net assets of the Horizon Multi-Factor U.S. Equity Fund, 0.68% of the average daily net assets of the Horizon Defensive Core Fund, 0.60% of the average daily net assets of the Horizon Tactical Fixed Income Fund, and 0.80% of the average daily net assets of the Horizon Multi-Factor Small/Mid Cap Fund

Pursuant to the Expense Limitation Agreement (the “Waiver Agreement”), the Adviser has agreed, until March 31, 2026 for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity Fund, Horizon Defensive Core Fund, Horizon Tactical Fixed Income Fund, and Horizon Multi-Factor Small/Mid Cap Fund to waive a portion of the Fund’s advisory fee and has agreed to reimburse the Fund for other expenses to the extent that the aggregate expenses of every character, including but not limited to investment advisory fees of the Adviser (but excluding front-end or contingent sales loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expense on securities sold short; payments by the Fund, if any, under the Trust’s Rule 12b-1 Distribution Plan; payments by the Fund, if any, under the Trust’s Shareholder Services Plan;

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

expenses paid with securities lending expense offset credits; taxes; and extraordinary expenses, such as litigation) incurred by a class of shares of the Fund in any fiscal year do not exceed the percentage of average daily net assets in the below table.

Fund	Investor	Advisor	Institutional
Horizon Active Asset Allocation Fund	1.17%	1.17%	1.17%
Horizon Active Risk Assist® Fund	1.17%	1.17%	1.17%
Horizon Active Income Fund	0.99%	0.99%	0.99%
Horizon Equity Premium Income Fund	0.99%	0.99%	0.99%
Horizon Defined Risk Fund	0.94%	0.94%	0.94%
Horizon Multi-Factor U.S. Equity Fund	0.99%	0.99%	0.99%
Horizon Defensive Core Fund	0.87%	0.87%	0.87%
Horizon Tactical Fixed Income Fund	0.80%	0.80%	0.80%
Horizon Multi-Factor Small/Mid Cap Fund	0.99%	0.99%	0.99%

Any fees waived or expenses reimbursed by the Adviser are subject to possible recoupment by the Adviser within 36 months after such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.

The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through November 30 of the period indicated. During the period ended May 31, 2025, the Adviser recouped from Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund, Horizon Active Income Fund, Horizon Equity Premium Income Fund, Horizon Defined Risk Fund, Horizon Multi-Factor U.S. Equity Fund, the Horizon Defensive Core Fund, the Horizon Tactical Fixed Income Fund, and the Horizon Multi-Factor Small/Mid Cap Fund $0, $0, $0, $1,879, $77,641, $0, $0, $0, and $48,711 respectively.

Fund	2025	2026	2027	2028	Total
Horizon Active Asset Allocation Fund	$—	$—	$—	$—	$—
Horizon Active Risk Assist® Fund	—	—	—	—	—
Horizon Active Income Fund	—	—	—	—	—
Horizon Equity Premium Income Fund	—	—	186	14	200
Horizon Defined Risk Fund	88	39,753	24,915	—	64,756
Horizon Multi-Factor U.S. Equity Fund	—	—	—	—	—
Horizon Defensive Core Fund	—	—	—	—	—
Horizon Tactical Fixed Income Fund	—	—	—	—	—
Horizon Multi-Factor Small/Mid Cap Fund	—	69,265	119,416	2,609	191,290

Trustees – The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $110,000 for each fiscal year plus $10,000 for attendance at each quarterly board meeting. Prior to January 1, 2025, the Trust paid each Trustee of the Trust who is not an interested person an annual retainer of $85,000 for each fiscal year plus $10,000 for attendance at each quarterly board meeting. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive and direct compensation from the Trust.

Chief Compliance Officer Compensation – The Board of Trustees renewed the approval of a compensation policy with respect to the Trust’s Chief Compliance Officer pursuant to which the Horizon Funds and the Adviser each pay 50% of the Chief Compliance Officer’s salary and, effective May 1, 2025, 50% of the Chief Compliance Officer’s targeted bonus, with the portion paid by the Horizon Funds allocated among the Funds in accordance with their relative net assets.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended May 31, 2025, were as follows:

Fund	Purchases	Sales
Horizon Active Asset Allocation Fund	$426,418,801	$583,890,664
Horizon Active Risk Assist® Fund	2,085,702,903	2,120,637,358
Horizon Active Income Fund	260,388,333	223,339,067
Horizon Equity Premium Income Fund	7,891,292	5,952,751
Horizon Defined Risk Fund	92,580,853	7,339,499
Horizon Multi-Factor U.S. Equity Fund	331,564,348	298,608,612
Horizon Defensive Core Fund	857,044,212	804,231,063
Horizon Tactical Fixed Income Fund	702,766,910	736,540,005
Horizon Multi-Factor Small/Mid Cap Fund	540,006,437	310,395,697

5.	SECURITIES LENDING

The Funds may lend domestic securities in their portfolios to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective December 20, 2017, which is administered by U.S. Bank N.A. (the “Custodian”). The net income to which the Funds are entitled may be used to offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. Investment Advisory Fees, Shareholder Servicing Fees - Investor Class, Distribution Fees (12b-1) - Advisor Class and Distribution Fees (12b-1) - Investor Class as noted in the Statements of Operations are not eligible to be offset by securities lending income. The securities lending agreement requires that loans are collateralized in an amount equal to at least 102% at the outset of the loan and at least 100%, at all times thereafter, of the value of any loaned securities. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Amounts earned from security lending is disclosed in each Fund’s Statement of Operations as a securities lending credit. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the period ended May 31, 2025, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty,

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of the period ended May 31, 2025, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan and Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Horizon Active Asset Allocation Fund	$33,542,501	$34,305,821
Horizon Active Risk Assist® Fund	159,371,278	163,342,781
Horizon Active Income Fund	39,844,106	40,670,575
Horizon Equity Premium Income Fund	—	—
Horizon Defined Risk Fund	995,590	1,032,540
Horizon Multi-Factor U.S. Equity Fund	—	—
Horizon Defensive Core Fund	—	—
Horizon Tactical Fixed Income Fund	43,239,739	44,142,677
Horizon Multi-Factor Small/Mid Cap Fund	—	—

*

The cash collateral received was invested in the First American Government Obligations Fund, Class X, with an overnight and continuous maturity, as shown on the Schedules of Investments. These amounts were not included in the offsetting disclosures in Note 2 (Offsetting of Financial Assets and Derivative Liabilities).

6.	LINE OF CREDIT ARRANGEMENT

Throughout the period ended May 31, 2025, and renewed effective February 7, 2025, the Funds are party to an unsecured line of credit arrangement with the Custodian. The Loan Agreement has an expiration date of February 6, 2026, under which borrowing is limited to the lesser of 15% of the market value of a Fund, 33.33% of the market value of specific marketable securities of a Fund acceptable to the Custodian, or $75,000,000 for all the Funds subject to the line of credit. The Funds may utilize the line of credit for temporary or emergency purposes, primarily for financing redemption payments. The applicable Funds have authorized the Custodian to charge any of the Funds subject to the line of credit for any missed payments by the Funds. The Funds will be charged the prime rate, which was 7.50% as of May 31, 2025, if they borrow.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

For the period ended May 31, 2025, the Funds’ borrowing activity is summarized below:

Fund	Average Borrowings	Weighted Average Interest Rate	Largest Borrowing	Date of Largest Borrowing
Horizon Active Asset Allocation Fund	$848,275	7.53%	$14,399,000	December 23, 2024
Horizon Active Risk Assist® Fund	288,863	7.52%	20,649,000	December 23, 2024
Horizon Active Income Fund	30,121	7.50%	2,681,000	April 9, 2025
Horizon Equity Premium Income Fund	28,742	7.50%	2,870,000	April 9, 2025
Horizon Defined Risk Fund	124,890	7.50%	4,600,000	December 23, 2024
Horizon Multi-Factor U.S. Equity Fund	138,516	7.50%	5,587,000	January 13, 2025
Horizon Defensive Core Fund	22,940	7.50%	1,195,000	May 10, 2025
Horizon Tactical Fixed Income Fund	45,066	7.50%	2,467,000	December 23, 2024
Horizon Multi-Factor Small/Mid Cap Fund	27,523	7.50%	3,210,000	April 7, 2025

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2024 and November 30, 2023 was as follows:

	For the year ended November 30, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$7,487,540	$—	$—	$7,487,540
Horizon Active Risk Assist® Fund	9,998,226	462,691	—	10,460,917
Horizon Active Income Fund	9,467,883	—	—	9,467,883
Horizon Equity Premium Income Fund	898,863	—	2,622,572	3,521,435
Horizon Defined Risk Fund	1,049,593	—	—	1,049,593
Horizon Multi-Factor U.S. Equity Fund	6,369,413	1,300,145	—	7,669,558
Horizon Defensive Core Fund	1,422,529	—	—	1,422,529
Horizon Tactical Fixed Income Fund	9,289,902	—	—	9,289,902
Horizon Multi-Factor Small/Mid Cap Fund	102,289	1,245	—	103,534

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

	For the year or period ended November 30, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Horizon Active Asset Allocation Fund	$8,061,173	$—	$—	$8,061,173
Horizon Active Risk Assist® Fund	6,611,047	—	—	6,611,047
Horizon Active Income Fund	10,979,745	—	—	10,979,745
Horizon Equity Premium Income Fund	2,067,141	—	—	2,067,141
Horizon Defined Risk Fund	1,287,488	4,517,074	—	5,804,562
Horizon Multi-Factor U.S. Equity Fund	1,076,898	—	—	1,076,898
Horizon Defensive Core Fund	862,023	—	—	862,023
Horizon Tactical Fixed Income Fund	1,311,200	—	—	1,311,200
Horizon Multi-Factor Small/Mid Cap Fund	—	—	—	—

On December 19, 2024, the Funds paid the following per share income distributions:

Fund	Investor Class		Advisor Class		Institutional Class
Horizon Active Asset Allocation Fund	$0.10510174		$0.08654706		$0.12455407
Horizon Active Risk Assist® Fund	0.14004634		0.13628563		0.14238081
Horizon Active Income Fund	0.14757227		0.14261381		0.15070144
Horizon Equity Premium Income Fund	2.39632398	(1)	2.38672013	(1)	—
Horizon Defined Risk Fund	0.07259315		0.01510547		—
Horizon Multi-Factor U.S. Equity Fund	0.11163695		0.05253666		—
Horizon Defensive Core Fund	0.12908752		0.05536235		—
Horizon Tactical Fixed Income Fund	1.00598561		0.97822728		—
Horizon Multi-Factor Small/Mid Cap Fund	0.05095695		0.00859183		—

(1)	All or a portion of this distribution was determined to be a return of capital.

On December 19, 2024, the Funds paid the following per share capital gains distributions from each class:

Fund	Short-Term*	Long-Term
Horizon Active Asset Allocation Fund	$1.57533	$0.76122
Horizon Active Risk Assist® Fund	—	—
Horizon Active Income Fund	—	—
Horizon Equity Premium Income Fund	—	—
Horizon Defined Risk Fund	—	—
Horizon Multi-Factor U.S. Equity Fund	2.27634	0.20404
Horizon Defensive Core Fund	—	—
Horizon Tactical Fixed Income Fund	—	—
Horizon Multi-Factor Small/Mid Cap Fund	0.65417	0.03382

*	Short-Term Capital Gains distributions are considered income distributions for tax purposes.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

The cost basis of investments, purchased options and options written for federal income tax purposes at November 30, 2024, were as follows:

Fund	Cost of Investments, Purchased Options and Written Options	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Horizon Active Asset Allocation Fund	$898,346,159	$66,918,519	$(8,510,280)	$54,408,239
Horizon Active Risk Assist® Fund	1,228,031,594	183,008,611	(23,775,718)	159,232,893
Horizon Active Income Fund	247,145,368	4,077,295	(2,510,507)	1,566,788
Horizon Equity Premium Income Fund	91,859,378	33,081,264	(1,206,171)	31,875,093
Horizon Defined Risk Fund	466,632,607	242,900,322	(18,353,067)	224,547,255
Horizon Multi-Factor U.S. Equity Fund	533,089,413	65,823,474	(4,855,319)	60,968,155
Horizon Defensive Core Fund	359,029,885	121,880,437	(13,923,365)	107,957,072
Horizon Tactical Fixed Income Fund	276,271,609	4,859,046	(1,106,590)	3,752,456
Horizon Multi-Factor Small/Mid Cap Fund	231,731,244	20,383,970	(1,684,681)	18,699,289

As of November 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Horizon Active Asset Allocation Fund	$87,924,067	$42,026,882	$(3)	$58,408,239	$188,359,185
Horizon Active Risk Assist® Fund	—	117,403,564	(11,858,089)	159,232,893	264,778,368
Horizon Active Income Fund	2,359,697	—	(83,292,321)	1,566,788	(79,365,836)
Horizon Equity Premium Income Fund	—	—	(4,983,714)	31,875,093	26,891,379
Horizon Defined Risk Fund	412,765	—	(55,124,781)	224,547,255	169,835,239
Horizon Multi-Factor U.S. Equity Fund	42,074,104	3,622,853	(20,666)	60,968,155	106,644,446
Horizon Defensive Core Fund	1,080,134	—	(1,604,457)	107,957,072	107,432,749
Horizon Tactical Fixed Income Fund	2,765,010	—	(4,001,331)	3,752,456	2,516,135
Horizon Multi-Factor Small/Mid Cap Fund	4,507,117	220,582	—	18,699,289	23,426,988

The difference between book and tax basis unrealized appreciation/depreciation is attributable to mark to market on section 1256 contracts and/or the tax deferral of losses on various investments.

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

At November 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total
Horizon Active Asset Allocation Fund	$—	$—	$—
Horizon Active Risk Assist® Fund	—	—	—
Horizon Active Income Fund	42,332,318	40,960,003	83,292,321
Horizon Equity Premium Income Fund	3,445,219	1,521,571	4,966,790
Horizon Defined Risk Fund	31,035,749	24,079,368	55,115,117
Horizon Multi-Factor U.S. Equity Fund	—	—	—
Horizon Defensive Core Fund	1,603,708	—	1,603,708
Horizon Tactical Fixed Income Fund	4,001,331	—	4,001,331
Horizon Multi-Factor Small/Mid Cap Fund	—	—	—

The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist®, Horizon Equity Premium Income Fund, Horizon Defensive Core Fund, and Horizon Tactical Fixed Income Fund utilized capital loss carry forwards of $30,231,232, $56,558,742, $2,565,862, $5,044,885 and $289,045, respectively, during the fiscal year.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These reclassifications were due to the use of equalization. Each Fund may use earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. For the year ended November 30, 2024, the following table shows the reclassifications made:

Fund	Distributable Earnings/ (Accumulated Deficit)	Paid In Capital
Horizon Active Asset Allocation Fund	$(24,195,843)	$24,195,843
Horizon Active Risk Assist® Fund	(3,319,339)	3,319,339
Horizon Active Income Fund	4,861	(4,861)
Horizon Equity Premium Income Fund	—	—
Horizon Defined Risk Fund	582	(582)
Horizon Multi-Factor U.S. Equity Fund	(6,251,980)	6,251,980
Horizon Defensive Core Fund	—	—
Horizon Tactical Fixed Income	1,745	(1,745)
Horizon Multi-Factor Small/Mid Cap Fund	(358,249)	358,249

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2025, the Funds had omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 25% of the total shares outstanding of the respective Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of a Fund.

9. SIGNIFICANT ACCOUNTING PRONOUNCEMENTS

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

11.	OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End Management Investment Companies. There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures for Open-End Management Investment Companies. There were no matters submitted to a vote of shareholders during the period covered by this report.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Chief Compliance Officer & Compliance Fees” and “Trustees’ Fees and Expenses”.

Statement Regarding Basis for Approval of Investment Advisory Contract. This disclosure was included in the Form N-CSR for the year ended November 30, 2024.

Horizon Funds

Additional Information (Unaudited)

May 31, 2025

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended November 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Horizon Active Asset Allocation Fund	30.97%
Horizon Active Risk Assist® Fund	100.00%
Horizon Active Income Fund	0.55%
Horizon Equity Premium Income Fund	100.00%
Horizon Defined Risk Fund	100.00%
Horizon Multi-Factor U.S. Equity Fund	47.47%
Horizon Defensive Core Fund	100.00%
Horizon Tactical Fixed Income Fund	0.00%
Horizon Multi-Factor Small/Mid Cap Fund	64.90%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2024 was as follows:

Fund Name	Dividends Received Deduction
Horizon Active Asset Allocation Fund	2.69%
Horizon Active Risk Assist® Fund	1.85%
Horizon Active Income Fund	4.53%
Horizon Equity Premium Income Fund	100.00%
Horizon Defined Risk Fund	100.00%
Horizon Multi-Factor U.S. Equity Fund	47.02%
Horizon Defensive Core Fund	100.00%
Horizon Tactical Fixed Income Fund	0.00%
Horizon Multi-Factor Small/Mid Cap Fund	0.75%

Foreign Tax Credit

For the year ended November 30, 2024, the Horizon Active Asset Allocation Fund and Horizon Active Risk Assist® Fund earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

Fund Name	Foreign Source Income Earned	Foreign Taxes Paid
Horizon Active Asset Allocation Fund	$7,232,699	$796,018
Horizon Active Risk Assist® Fund	9,719,157	831,190
Horizon Active Income Fund	793,026	6,482
Horizon Tactical Fixed Income Fund	466,548	1,123

Horizon Funds

Additional Information (Unaudited) (Continued)
May 31, 2025

Short Term Capital Gains

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Fund Name	Short-Term
Horizon Active Asset Allocation Fund	0.00%
Horizon Active Risk Assist® Fund	0.00%
Horizon Active Income Fund	0.00%
Horizon Equity Premium Income Fund	0.00%
Horizon Defined Risk Fund	0.00%
Horizon Multi-Factor U.S. Equity Fund	78.71%
Horizon Defensive Core Fund	0.00%
Horizon Tactical Fixed Income Fund	0.00%
Horizon Multi-Factor Small/Mid Cap Fund	68.10%

PRIVACY NOTICE (Unaudited)

February 2016

FACTS	WHAT DOES HORIZON FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account information

● Account balance and transaction history

● Wire Transfer Instructions

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Horizon Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Horizon Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences or creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-855-754-7932

Who we are
Who is providing this notice?	Horizon Funds
What we do
How does Horizon Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Horizon Funds collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include companies such as Horizon Investments, LLC.
Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

● Non-affiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers, and nonfinancial companies such as fulfillment, proxy voting, and class action service providers.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Horizon Funds does not jointly market.

Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300

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Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
111 E. Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1-855-754-7932.

HORIZON FUNDS	Financial Statements

Horizon Expedition Plus ETF	Horizon Landmark ETF
HBTA	BENJ

May 31, 2025

Investor Information: 1-855-754-7932

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of HORIZON EXPEDITION PLUS ETF and HORIZON LANDMARK ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Horizon Funds

Table of Contents
Schedules of Investments	1
Statements of Assets and Liabilities	11
Statements of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	17
Privacy Notice	28

Horizon Expedition Plus ETF

Schedule of Investments (Unaudited)

May 31, 2025

	Shares	Value
COMMON STOCKS — 98.5%
Banking — 4.0%
Bank of America Corp. (a)	5,382	$237,507
Citigroup, Inc. (a)	1,600	120,512
JPMorgan Chase & Co. (a)	2,184	576,576
M&T Bank Corp. (a)	159	29,040
US Bancorp (a)	1,344	58,585
Wells Fargo & Co. (a)	2,496	186,651
		1,208,871
Consumer Discretionary Products — 3.4%
Deckers Outdoor Corp. (a)(b)	128	13,506
General Motors Co. (a)	1,280	63,501
Tesla, Inc. (a)(b)	2,789	966,277
		1,043,284
Consumer Discretionary Services — 1.1%
Carnival Corp. (a)(b)	1,216	28,235
Chipotle Mexican Grill, Inc. (a)(b)	1,088	54,487
Hilton Worldwide Holdings, Inc. (a)	256	63,601
Las Vegas Sands Corp. (a)	704	28,977
Live Nation Entertainment, Inc. (a)(b)	256	35,121
Marriott International, Inc. - Class A (a)	226	59,625
Royal Caribbean Cruises Ltd. (a)	256	65,784
		335,830
Consumer Staple Products — 1.2%
Altria Group, Inc. (a)	1,216	73,702
Coca-Cola Co. (a)	1,536	110,745
Colgate-Palmolive Co. (a)	384	35,689
Philip Morris International, Inc. (a)	768	138,693
		358,829
Financial Services — 8.1%
American Express Co. (a)	601	176,724
Ameriprise Financial, Inc. (a)	113	57,544
Apollo Global Management, Inc. (a)	576	75,277
Blackrock, Inc. (a)	128	125,426
Blackstone, Inc. (a)	704	97,687
Capital One Financial Corp. (a)	320	60,528
CME Group, Inc. (a)	256	73,984
Corpay, Inc. (a)(b)	64	20,807
Fiserv, Inc. (a)(b)	448	72,930
Goldman Sachs Group, Inc. (a)	256	153,715
KKR & Co., Inc. (a)	832	101,055
Mastercard, Inc. - Class A (a)	640	374,784
Moody’s Corp. (a)	128	61,353
Morgan Stanley (a)	1,362	174,377

See accompanying notes to financial statements.

1

Horizon Expedition Plus ETF

Schedule of Investments (Unaudited) (Continued)
May 31, 2025

	Shares	Value
MSCI, Inc. (a)	51	$28,765
Nasdaq, Inc. (a)	832	69,505
PayPal Holdings, Inc. (a)(b)	1,024	71,967
Raymond James Financial, Inc. (a)	192	28,220
State Street Corp. (a)	320	30,810
Synchrony Financial (a)	448	25,827
Verisk Analytics, Inc. (a)	112	35,184
Visa, Inc. - Class A (a)	1,472	537,560
		2,454,029
Health Care — 5.5%
Abbott Laboratories (a)	832	111,139
AbbVie, Inc. (a)	730	135,860
Agilent Technologies, Inc. (a)	192	21,489
Becton Dickinson & Co. (a)	128	22,091
Boston Scientific Corp. (a)(b)	1,280	134,733
Bristol-Myers Squibb Co. (a)	1,152	55,619
Cencora, Inc. (a)	128	37,279
Danaher Corp. (a)	256	48,614
Edwards Lifesciences Corp. (a)(b)	448	35,043
Eli Lilly & Co. (a)	561	413,833
GE HealthCare Technologies, Inc. (a)	384	27,087
Gilead Sciences, Inc. (a)	704	77,496
HCA Healthcare, Inc. (a)	101	38,520
Intuitive Surgical, Inc. (a)(b)	320	176,749
McKesson Corp. (a)	53	38,134
Medtronic PLC (a)	384	31,864
ResMed, Inc. (a)	128	31,333
Stryker Corp. (a)	256	97,956
Thermo Fisher Scientific, Inc. (a)	168	67,674
Waters Corp. (a)(b)	64	22,351
Zoetis, Inc. (a)	192	32,377
		1,657,241
Industrial Products — 5.9%
3M Co. (a)	448	66,461
AMETEK, Inc. (a)	192	34,318
Amphenol Corp. - Class A (a)	448	40,289
Axon Enterprise, Inc. (a)(b)	105	78,788
Carrier Global Corp. (a)	896	63,795
Caterpillar, Inc. (a)	320	111,369
Cummins, Inc. (a)	186	59,795
Deere & Co. (a)	128	64,801
Dover Corp. (a)	160	28,440
Eaton Corp. PLC (a)	362	115,912
Emerson Electric Co. (a)	512	61,122

See accompanying notes to financial statements.

2

Horizon Expedition Plus ETF

Schedule of Investments (Unaudited) (Continued)
May 31, 2025

	Shares	Value
GE Vernova, Inc. (a)	64	$30,271
General Electric Co. (a)	856	210,499
Honeywell International, Inc. (a)	422	95,655
Howmet Aerospace, Inc. (a)	512	86,984
Hubbell, Inc. (a)	64	24,933
Ingersoll Rand, Inc. (a)	320	26,125
Johnson Controls International PLC (a)	768	77,852
Keysight Technologies, Inc. (a)(b)	192	30,152
Lennox International, Inc. (a)	48	27,094
PACCAR, Inc. (a)	576	54,057
Parker-Hannifin Corp. (a)	128	85,082
RTX Corp. (a)	768	104,817
Trane Technologies PLC (a)	241	103,695
TransDigm Group, Inc. (a)	47	69,016
Westinghouse Air Brake Technologies Corp. (a)	128	25,897
		1,777,219
Industrial Services — 2.3%
Automatic Data Processing, Inc. (a)	320	104,170
Cintas Corp. (a)	320	72,480
CSX Corp. (a)	960	30,326
Delta Air Lines, Inc. (a)	960	46,454
Fastenal Co. (a)	896	37,041
FedEx Corp. (a)	128	27,917
Norfolk Southern Corp. (a)	128	31,631
Old Dominion Freight Line, Inc. (a)	192	30,753
Paychex, Inc. (a)	192	30,319
Quanta Services, Inc. (a)	192	65,772
Republic Services, Inc. (a)	128	32,933
Union Pacific Corp. (a)	256	56,745
United Airlines Holdings, Inc. (a)(b)	320	25,422
United Rentals, Inc. (a)	41	29,044
WW Grainger, Inc. (a)	56	60,903
		681,910
Insurance — 1.1%
Aon PLC - Class A (a)	171	63,626
Arthur J Gallagher & Co. (a)	192	66,708
Brown & Brown, Inc. (a)	320	36,128
MetLife, Inc. (a)	384	30,175
Progressive Corp. (a)	256	72,942
Prudential Financial, Inc. (a)	256	26,596
Travelers Cos., Inc. (a)	128	35,289
		331,464
Materials — 0.9%
Air Products and Chemicals, Inc. (a)	98	27,333

See accompanying notes to financial statements.

3

Horizon Expedition Plus ETF

Schedule of Investments (Unaudited) (Continued)
May 31, 2025

	Shares	Value
Corteva, Inc. (a)	512	$36,250
Ecolab, Inc. (a)	128	33,999
Freeport-McMoRan, Inc. (a)	768	29,553
Linde PLC (a)	128	59,850
Sherwin-Williams Co. (a)	177	63,509
Vulcan Materials Co. (a)	128	33,929
		284,423
Media — 14.8%
Airbnb, Inc. - Class A (a)(b)	448	57,792
Alphabet, Inc. - Class A (a)	10,700	1,837,618
Booking Holdings, Inc. (a)	32	176,606
Charter Communications, Inc. - Class A (a)(b)	64	25,361
Expedia Group, Inc. (a)	192	32,016
GoDaddy, Inc. - Class A (a)(b)	128	23,315
Meta Platforms, Inc. - Class A (a)	2,401	1,554,624
Netflix, Inc. (a)(b)	384	463,576
Take-Two Interactive Software, Inc. (a)(b)	168	38,015
Uber Technologies, Inc. (a)(b)	1,408	118,497
Walt Disney Co. (a)	1,472	166,395
		4,493,815
Oil & Gas — 1.4%
Baker Hughes Co. (a)	1,344	49,795
Chevron Corp. (a)	576	78,739
EOG Resources, Inc. (a)	256	27,794
EQT Corp. (a)	576	31,755
Hess Corp. (a)	192	25,380
Kinder Morgan, Inc. (a)	2,112	59,221
ONEOK, Inc. (a)	576	46,564
Targa Resources Corp. (a)	290	45,800
Williams Cos., Inc. (a)	1,088	65,835
		430,883
Real Estate — 0.1%
CBRE Group, Inc. - Class A (a)(b)	256	32,005

Retail & Wholesale - Discretionary — 8.3%
Amazon.com, Inc. (a)(b)	9,421	1,931,399
Copart, Inc. (a)(b)	1,152	59,305
eBay, Inc. (a)	512	37,463
Home Depot, Inc. (a)	535	197,035
Lowe’s Cos., Inc. (a)	256	57,787
Lululemon Athletica, Inc. (a)(b)	168	53,201
O’Reilly Automotive, Inc. (a)(b)	51	69,743
Ross Stores, Inc. (a)	192	26,897

See accompanying notes to financial statements.

4

Horizon Expedition Plus ETF

Schedule of Investments (Unaudited) (Continued)
May 31, 2025

	Shares	Value
TJX Cos., Inc. (a)	768	$97,459
		2,530,289
Retail & Wholesale - Staples — 3.2%
Costco Wholesale Corp. (a)	365	379,666
Kroger Co. (a)	576	39,300
Walmart, Inc. (a)	5,447	537,728
		956,694
Software & Tech Services — 12.4%
ANSYS, Inc. (a)(b)	64	21,172
Autodesk, Inc. (a)(b)	107	31,685
Cadence Design Systems, Inc. (a)(b)	102	29,281
Crowdstrike Holdings, Inc. - Class A (a)(b)	64	30,168
Fortinet, Inc. (a)(b)	320	32,570
Gartner, Inc. (a)(b)	64	27,931
International Business Machines Corp. (a)	576	149,219
Intuit, Inc. (a)	128	96,444
Microsoft Corp. (a)	5,068	2,333,104
Oracle Corp. (a)	1,944	321,790
Palantir Technologies, Inc. - Class A (a)(b)	1,792	236,150
Palo Alto Networks, Inc. (a)(b)	353	67,924
Salesforce, Inc. (a)	768	203,804
ServiceNow, Inc. (a)(b)	128	129,420
Synopsys, Inc. (a)(b)	64	29,695
Workday, Inc. - Class A (a)(b)	128	31,707
		3,772,064
Tech Hardware & Semiconductors — 23.3%
Advanced Micro Devices, Inc. (a)(b)	512	56,694
Analog Devices, Inc. (a)	128	27,390
Apple, Inc. (a)	12,155	2,441,332
Applied Materials, Inc. (a)	192	30,096
Arista Networks, Inc. (a)(b)	768	66,540
Broadcom, Inc. (a)	4,087	989,340
Cisco Systems, Inc. (a)	2,112	133,141
Corning, Inc. (a)	640	31,738
Dell Technologies, Inc. - Class C (a)	320	35,606
Garmin Ltd. (a)	290	58,861
Hewlett Packard Enterprise Co. (a)	1,408	24,330
KLA Corp. (a)	41	31,032
Lam Research Corp. (a)	384	31,023
Micron Technology, Inc. (a)	320	30,227
Motorola Solutions, Inc. (a)	64	26,584
NVIDIA Corp. (a)	21,653	2,925,970
QUALCOMM, Inc. (a)	576	83,635

See accompanying notes to financial statements.

5

Horizon Expedition Plus ETF

Schedule of Investments (Unaudited) (Continued)
May 31, 2025

	Shares	Value
Texas Instruments, Inc. (a)	320	$58,512
		7,082,051
Telecommunications — 0.9%
AT&T, Inc. (a)	2,880	80,064
T-Mobile US, Inc. (a)	704	170,509
Verizon Communications, Inc. (a)	832	36,575
		287,148
Utilities — 0.6%
Constellation Energy Corp. (a)	297	90,926
NextEra Energy, Inc. (a)	448	31,647
Vistra Corp. (a)	384	61,659
		184,232
TOTAL COMMON STOCKS (Cost $26,044,549)		29,902,281

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Real Estate — 1.1%
Digital Realty Trust, Inc. (a)	351	60,204
Equinix, Inc. (a)	103	91,548
Iron Mountain, Inc. (a)	320	31,587
Simon Property Group, Inc. (a)	384	62,619
Welltower, Inc. (a)	512	78,991
		324,949
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $286,278)		324,949

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

See accompanying notes to financial statements.

6

Horizon Expedition Plus ETF

Schedule of Investments (Unaudited) (Continued)
May 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 0.5%(b)
Put Options — 0.5%
SPDR S&P 500 ETF Trust (c)(d)
Expiration: 06/05/2025; Exercise Price: $549.50	$7,426,314	126	$620
Expiration: 06/12/2025; Exercise Price: $572.00	7,603,131	129	27,437
Expiration: 06/18/2025; Exercise Price: $568.10	7,544,192	128	34,570
Expiration: 06/26/2025; Exercise Price: $573.00	7,603,131	129	67,214
TOTAL PURCHASED OPTIONS (Cost $276,304)			129,841

	Shares	Value
SHORT-TERM INVESTMENTS — 0.0%(e)
Money Market Funds — 0.0%(e)
First American Government Obligations Fund - Class X, 4.23% (f)	14,918	$14,918
TOTAL SHORT-TERM INVESTMENTS (Cost $14,918)		14,918

TOTAL INVESTMENTS — 100.1% (Cost $26,622,049)		30,371,989
Liabilities in Excess of Other Assets — (0.1)% (g)		(15,208)
TOTAL NET ASSETS — 100.0%		$30,356,781

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of May 31, 2025 is $30,227,231.

(b)	Non-income producing security.

(c)	Exchange-traded.

(d)	100 shares per contract.

(e)	Represents less than 0.05% of net assets.

(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

(g)	Includes cash of $2,151 that is pledged as collateral for written options.

See accompanying notes to financial statements.

7

Horizon Expedition Plus ETF

SCHEDULE OF WRITTEN OPTIONS (Unaudited)
May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — (0.8)%
Put Options — (0.8)%
SPDR S&P 500 ETF Trust (a)(b)
Expiration: 06/05/2025; Exercise Price: $564.00	$(7,426,314)	(126)	$(2,073)
Expiration: 06/12/2025; Exercise Price: $584.90	(7,603,131)	(129)	(63,423)
Expiration: 06/18/2025; Exercise Price: $582.00	(7,544,192)	(128)	(68,113)
Expiration: 06/26/2025; Exercise Price: $587.00	(7,603,131)	(129)	(115,706)
Total Put Options			(249,315)
TOTAL WRITTEN OPTIONS (Premiums received $456,285)			$(249,315)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

See accompanying notes to financial statements.

8

Horizon Landmark ETF Schedule of Investments (Unaudited) May 31, 2025

	Notional Amount	Contracts	Value
PURCHASED OPTIONS — 99.0%(a)
Call Options — 43.8%
SPDR S&P 500 ETF Trust,
Expiration: 06/12/2025; Exercise Price: $3.00 (b)(c)	$16,974,432	288	$16,889,270

Put Options — 55.2%
SPDR S&P 500 ETF Trust (b)(c)
Expiration: 06/12/2025; Exercise Price: $3,003.00	2,770,133	47	11,324,414
Expiration: 06/12/2025; Exercise Price: $1,003.00	14,204,299	241	9,933,890
TOTAL PURCHASED OPTIONS (Cost $37,924,707)			38,147,574

	Shares	Value
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
First American Government Obligations Fund - Class X, 4.23% (d)	385,629	$385,629
TOTAL SHORT-TERM INVESTMENTS (Cost $385,629)		385,629

TOTAL INVESTMENTS — 100.0% (Cost $38,310,336)		38,533,203
Liabilities in Excess of Other Assets — (0.0)% (e)		(11,671)
TOTAL NET ASSETS — 100.0%		$38,521,532

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

(e)	Represents less than 0.05% of net assets.

See accompanying notes to financial statements.

9

Horizon Landmark ETF SCHEDULE OF WRITTEN OPTIONS (Unaudited) May 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS — 0.0%
Call Options — 0.0% (a)
SPDR S&P 500 ETF Trust (b)(c)
Expiration: 06/12/2025; Exercise Price: $3,003.00	$(2,770,133)	(47)	$0
Expiration: 06/12/2025; Exercise Price: $1,003.00	(14,204,299)	(241)	0
Total Call Options			0

Put Options — 0.0% (a)
SPDR S&P 500 ETF Trust,
Expiration: 06/12/2025; Exercise Price: $3.00 (b)(c)	(16,974,432)	(288)	0
TOTAL WRITTEN OPTIONS (Premiums received $323)			$0

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.

(b)	Exchange-traded.

(c)	100 shares per contract.

See accompanying notes to financial statements.

10

Horizon Funds

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

	Horizon Expedition Plus ETF	Horizon Landmark ETF
ASSETS:
Investments, at value	$30,371,989	$38,533,203
Cash at broker	238,307	—
Dividends receivable	16,952	—
Interest receivable	38	1,389
Receivable for investments sold	35	—
Total assets	30,627,321	38,534,592

LIABILITIES:
Written option contracts, at value	249,315	—
Payable to adviser	21,225	13,060
Total liabilities	270,540	13,060

NET ASSETS	$30,356,781	$38,521,532

NET ASSETS CONSISTS OF:
Paid-in capital	$26,694,226	$38,216,324
Total distributable earnings	3,662,555	305,208
Total net assets	$30,356,781	$38,521,532

Net assets	$30,356,781	$38,521,532
Shares issued and outstanding(a)	1,280,000	760,000
Net asset value per share	$23.72	$50.69

COST:
Investments, at cost	$26,622,049	$38,310,336

PROCEEDS:
Written options premium received	$456,285	$323

(a) Unlimited shares authorized without par value.

See accompanying notes to financial statements.

11

Horizon Funds

Statements of Operations

For the Period Ended May 31, 2025 (Unaudited)

	Horizon Expedition Plus ETF(a)	Horizon Landmark ETF(a)
Investment Income:
Dividend income	$52,460	$—
Interest income	346	2,609
Total investment income	52,806	2,609

Expenses:
Investment advisory fee	47,323	30,657
Interest expense	64	—
Total expenses	47,387	30,657

Net Investment Income (Loss)	5,419	(28,048)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(237,381)	—
Purchased option contracts	(722,147)	112,168
Written option contracts expired or closed	659,754	(2,102)
Net realized gain (loss)	(299,774)	110,066
Net change in unrealized appreciation (depreciation) on:
Investments	3,896,403	—
Purchased option contracts	(146,463)	222,867
Written option contracts	206,970	323
Net change in unrealized appreciation (depreciation)	3,956,910	223,190
Net realized and unrealized gain (loss)	3,657,136	333,256

Net Increase in Net Assets Resulting From Operations	$3,662,555	$305,208

(a) The Horizon Expedition Plus ETF and the Horizon Landmark ETF commenced operations on January 22, 2025.

See accompanying notes to financial statements.

12

Horizon Expedition Plus ETF

Statement of Changes in Net Assets

Period ended May 31, 2025(a) (Unaudited)

Operations:
Net investment income (loss)	$5,419
Net realized gain (loss)	(299,774)
Net change in unrealized appreciation (depreciation)	3,956,910
Net increase (decrease) in net assets from operations	3,662,555

Capital Transactions:
Subscriptions	27,075,316
Redemptions	(381,090)
Net increase (decrease) in net assets from capital transactions	26,694,226

Net Increase (Decrease) in Net Assets	30,356,781

NET ASSETS:
Beginning of the period	—
End of the period	$30,356,781

Shares Transactions
Subscriptions	1,300,000
Redemptions	(20,000)
Total increase (decrease) in shares outstanding	1,280,000

(a) The Horizon Expedition Plus ETF commenced operations on January 22, 2025.

See accompanying notes to financial statements.

13

Horizon Landmark ETF STATEMENT OF CHANGES IN NET ASSETS (Continued)

Period ended May 31, 2025(a) (Unaudited)

Operations:
Net investment income (loss)	$(28,048)
Net realized gain (loss)	110,066
Net change in unrealized appreciation (depreciation)	223,190
Net increase (decrease) in net assets from operations	305,208

Capital Transactions:
Subscriptions	40,232,472
Redemptions	(2,016,148)
Net increase (decrease) in net assets from capital transactions	38,216,324

Net Increase (Decrease) in Net Assets	38,521,532

NET ASSETS:
Beginning of the period	—
End of the period	$38,521,532

Shares Transactions
Subscriptions	800,000
Redemptions	(40,000)
Total increase (decrease) in shares outstanding	760,000

(a) The Horizon Landmark ETF commenced operations on January 22, 2025.

See accompanying notes to financial statements.

14

Horizon Expedition Plus ETF

Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Period ended May 31, 2025(a) (Unaudited)

PER SHARE DATA:
Net asset value, beginning of period	$25.27

INVESTMENT OPERATIONS:
Net investment income(b)	0.01
Net realized and unrealized gain (loss) on investments(c)	(1.56)
Total from investment operations	(1.55)

Net asset value, end of period	$23.72

TOTAL RETURN(d)	(6.15)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,357
Ratio of expenses to average net assets(e)	0.85%
Ratio of interest to average net assets(e)	0.00	%(f)
Ratio of net investment income (loss) to average net assets(e)	0.10%
Portfolio turnover rate(d)(g)	0%

(a)	Inception date of the Fund was January 22, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	Amount represents less than 0.005%.

(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

15

Horizon Landmark ETF FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

Period ended May 31, 2025(a) (Unaudited)

PER SHARE DATA:
Net asset value, beginning of period	$50.00

INVESTMENT OPERATIONS:
Net investment loss(b)	(0.06)
Net realized and unrealized gain (loss) on investments	0.75
Total from investment operations	0.69

Net asset value, end of period	$50.69

TOTAL RETURN(c)	1.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$38,522
Ratio of expenses to average net assets(d)	0.40%
Ratio of net investment income (loss) to average net assets(d)	(0.37)%
Portfolio turnover rate(c)(e)	0%

(a)	Inception date of the Fund was January 22, 2025.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes to financial statements.

16

Horizon Funds

Notes to Financial Statements (Unaudited)

May 31, 2025

1.	ORGANIZATION

The Horizon Expedition Plus ETF and the Horizon Landmark ETF (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is a diversified series of the Trust. The investment objectives of the Horizon Expedition Plus ETF and the Horizon Landmark ETF are to seek total return.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (“NYSE”). Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV, called “Creation Units”, which generally consist of 20,000 shares for HBTA and 10,000 shares for BENJ. Creation Units are issued and redeemed primarily in-kind for securities included in a specified index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

The Funds each currently offer one class of Shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Below are the charges for the standard fixed creation fee, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 3% as a percentage of the value of the Creation Units subject to the transaction for the Funds. Variable fees, if any, received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Horizon Expedition Plus ETF	HBTA	January 22, 2025	NYSE	$500
Horizon Landmark ETF	BENJ	January 22, 2025	NYSE	$300

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and

17

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The Funds value their investments and financial instruments at fair value as follows. In determining a Fund’s NAV per share, equity securities, including common stocks, preferred stocks, and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Adviser, as the Funds’ valuation designee pursuant to Rule 2a-5. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system, as determined by the Adviser, as the Funds’ valuation designee. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent fair value. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAVs. Purchased and written options (other than Flexible Exchange Options (“Flex Options”)) are valued at the composite mean of the bid and the ask as of the closing of the applicable market, provided that in circumstances deemed appropriate by the Adviser options may be valued at fair value as determined in good faith by the Adviser, as the Fund’s valuation designee. FLEX Options listed on an exchange (e.g., Cboe) generally are valued using a model-based price provided by the exchange at the official close of that exchange’s trading day. The close of trading for some options exchanges may occur later than the closing of the NYSE. However, on days when a trade in the FLEX Options held by the Fund occurs, the same-day market trade price will be used to value such FLEX Options in lieu of the model-based price. If there is no same-day market trade price for the FLEX Options and/or the exchange is unable to provide a model price, or if such prices are deemed by the Adviser, in its judgment, to be unreliable, the value of the FLEX Options may be priced at fair value as determined in accordance with valuation procedures approved by the Board and the requirements of the 1940 Act.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith by the Adviser pursuant to the Adviser’s fair valuation policies and procedures.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Generally, these inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. For an option position, these inputs may include, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions.

18

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2025, for the Funds’ investments measured at fair value:

Horizon Expedition Plus ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$29,902,281	$—	$—	$29,902,281
Real Estate Investment Trusts	324,949	—	—	324,949
Purchased Options	—	129,841	—	129,841
Money Market Funds	14,918	—	—	14,918
Total	$30,242,148	$129,841	$—	$30,371,989

Liabilities *	Level 1	Level 2	Level 3	Total
Written Options	$—	$(249,315)	$—	$(249,315)
Total	$—	$(249,315)	$—	$(249,315)

Horizon Landmark ETF
Assets *	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$38,147,574	$—	38,147,574
Money Market Funds	385,629	—	—	385,629
Total	$385,629	$38,147,574	$—	$38,533,203

Liabilities *	Level 1	Level 2		Level 3	Total
Written Options	$—	$0	(a)	$—	$0	(a)
Total	$—	$—		$—	$—

*	Refer to the Schedules of Investments for security classifications.
(a)	Amount is less than $0.50.

19

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at NAV in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such a favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Funds’ options transactions include investments in FLEX Options, including both purchased and written put and call options (as further described below). FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

Each FLEX Option contract entitles the holder thereof (i.e. the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts.

20

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

The average quarterly value outstanding of purchased and written options during the period ended May 31, 2025, were as follows:

	Horizon Expedition Plus ETF	Horizon Landmark ETF
Purchased Options	$47,691	$26,081,024
Written Options	$88,262	$100

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of May 31, 2025:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Horizon Expedition Plus ETF	Equity Risk Contracts	Investments, at value	Written option contracts, at value
Horizon Landmark ETF	Equity Risk Contracts	Investments, at value	Written option contracts, at value

Horizon Expedition Plus ETF
Derivatives Investment Value
Purchased Options	$129,841
Written Options	$249,315

Horizon Landmark ETF
Derivatives Investment Value
Purchased Options	$38,147,574
Written Options	$0

21

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended May 31, 2025:

Derivative Investment Type	Location of Gain (Loss) on Derivatives in the Statements of Operations
Equity Risk contracts	Net realized gain (loss) from purchased option contracts
Net realized gain (loss) from written option contracts expired or closed
Net change in unrealized appreciation (depreciation) on purchased option contracts
Net change in unrealized appreciation (depreciation) on written option contracts

Horizon Expedition Plus ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$(722,147)
Written Options	659,754
$(62,393)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statements of Operations
Purchased Options	$(146,463)
Written Options	206,970
$60,507

Horizon Landmark ETF
Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment Type
Purchased Options	$112,168
Written Options	(2,102)
$110,066

Changes in unrealized appreciation on derivatives recognized in the Statements of Operations
Purchased Options	$222,867
Written Options	323
$223,190

22

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

Offsetting of Financial Assets and Derivative Liabilities

The following table presents the Funds’ liability derivatives and collateral pledged for the Funds as of May 31, 2025.

Horizon Expedition Plus ETF
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments		Collateral Pledged/ Received	Net Amount
Written Option Contracts	$249,315	(1)	$—	$249,315	$(249,315	)(2)	$—	$—
Total	$249,315		$—	$249,315	$(249,315)		$—	$—

(1)	Written options at value as presented in the Schedules of Investments.
(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Long-term capital gain distributions from investment companies if any, are recorded separately from dividend income. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Investment in Other Investment Companies – To the extent that a Fund invests in other investment companies, shareholders may obtain a copy of the underlying investment companies’ financial statements on the EDGAR Database on the SEC’s internet site at http://www.sec.gov. Copies of information on the SEC’s internet site may also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Federal Income Taxes – It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the Funds’ 2024 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, North Carolina State and Delaware State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

23

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the declaration date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with each Fund (the “Advisory Agreements”), investment advisory services are provided to the Funds by Horizon Investments, LLC (the “Adviser”). Under the terms of the Advisory Agreement, Horizon has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses); (ii) distribution fees and expenses paid by a Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (iii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (iv) any fees and expense related to the provision of securities lending services; (v) the advisory fee payable to the Adviser hereunder; (vi) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; and (vii) other extraordinary expenses (in each case as determined by a majority of the independent trustees). The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of a Fund and are not paid by the Adviser. For services provided to the Funds, the Funds pay the Adviser at the following annual rates based on each Fund’s average daily net assets:

Fund Name	Annual Rate of Average Daily Net Assets
Horizon Expedition Plus ETF	0.85%
Horizon Landmark ETF	0.40%

Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Exchange Traded Concepts, LLC (the “Sub-Adviser”), the Sub-Adviser is responsible for trading portfolio securities for each Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Adviser is entitled to a fee paid by the Adviser from its management fee, which fee is calculated and paid monthly, at an annual rate based on average daily net assets of each Fund.

Quasar Distributors, LLC (the “Distributor”), serves as the distributor in connection with the continuous offering of the Funds’ shares only in Creation Units. The Distributor will not distribute shares in amounts less than a Creation Unit and does not maintain a secondary market in shares. Currently, Horizon compensates the Distributor for services that the Distributor provides to the Fund.

24

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as the Funds’ fund accountant, administrator and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Funds’ custodian pursuant to a custody agreement. Under the terms of these agreements, the Adviser pays the Funds’ accounting, administrative, custody, and transfer agency fees.

4.	INVESTMENT TRANSACTIONS

For the period ended May 31, 2025, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, and the in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales
Horizon Expedition Plus ETF	$—	$1,161,803	$27,730,620	$—
Horizon Landmark ETF	—	—	—	28,483,449

For the period ended May 31, 2025, short-term and long-term gains on in-kind transactions were as follows:

Fund	Short-Term	Long-Term
Horizon Expedition Plus ETF	$—	$—
Horizon Landmark ETF	110,066	—

5. SIGNIFICANT ACCOUNTING PRENOUNCEMENTS

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

7.	OTHER INFORMATION

Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

25

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Statement Regarding Basis for Approval of Investment Advisory Contract.

In considering the approval of the Investment Advisory Agreements and Sub-Advisory Agreements for the Funds and reaching their conclusions with respect thereto, the Board had reviewed and analyzed various factors that they determined were relevant, including, but not necessarily limited to: (i) the nature, extent and quality of the services to be provided by the Adviser and ETC to the Funds; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iii) the extent to which economies of scale will be realized as the Funds grow; and (iv) whether the fee levels reflect these economies of scale to the benefit of shareholders, including the following:

●

The Board considered information regarding the services to be provided to the Funds by the Adviser and Sub-Adviser and their respective responsibilities related to the management of each of the Funds. The Board considered information regarding the experience, qualifications and key personnel of the Adviser and the Sub-Adviser. The Board considered the Adviser’s oversight responsibilities with respect to the Sub-Adviser and the other services to be provided to the Funds by the Adviser. The Board also considered the Advisor’s and Sub-Advisor’s resources and operational structure, including information regarding their respective compliance programs, as well as their respective experience providing services to other funds. The Board concluded that the nature, overall quality, and extent of the management services to be provided supported the approval of the Investment Advisory Agreements and Sub-Advisory Agreements.

●

The Board reviewed the anticipated cost of the Adviser’s and Sub-Adviser’s services, and the proposed structure of each Fund’s advisory fee as a unitary fee, including a comparison to fees charged by peer funds, as selected by the Adviser. The Trustees noted that the Horizon Landmark ETF’s unitary fee was the slightly higher than the peer group median management fee and equal to the peer group average. The Trustees noted that the Horizon Expedition Plus ETF’s unitary fee was higher than the peer group advisory fee median and average and the median and average of the net expense ratio for the peer group. However, the Trustees noted that the unitary fee was within the peer group range of net expense ratios. The Board considered that the Adviser would be responsible for paying the Sub-Adviser out of the unitary fee and that the sub-advisory fee reflected an arm’s-length negotiation between the Adviser and Sub-Adviser based on the nature of services to be provided. After reviewing the materials that were provided, the Board concluded that the fee to be charged to each Fund was fair and reasonable in light of the nature, extent and quality of the services to be provided to the Funds. Further, the Board concluded that the Adviser’s profitability in providing services under each Investment Advisory Agreement did not appear unreasonable in light of the nature, extent, and quality of the services provided by the Adviser.

●

The Trustees considered that the Advisory Agreements incorporate a unitary fee structure, and noted the ability of the Funds to recognize certain economies of scale through this structure. The Board noted that the unitary fee arrangement between the Adviser and the Trust with respect to each Fund would limit the fees paid by shareholders. The Board considered that they will have the opportunity to periodically reexamine whether economies of scale have been achieved by either of the Funds.

26

Horizon Funds NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) May 31, 2025

After full consideration of the above factors as well as other factors, the Board unanimously determined to approve the proposed Advisory Agreement between each of the Funds and the Adviser and the proposed Sub-Advisory Agreement between each of the Funds, the Adviser and ETC.

27

PRIVACY NOTICE (Unaudited)

February 2016

FACTS	WHAT DOES HORIZON FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account information

● Account balance and transaction history

● Wire Transfer Instructions

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Horizon Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Horizon Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences or creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-855-754-7932

28

Who we are
Who is providing this notice?	Horizon Funds
What we do
How does Horizon Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Horizon Funds collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Our affiliates include companies such as Horizon Investments, LLC.
Non-affiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies

● Non-affiliates we share with can include financial companies such as custodians, transfer agents, registered representatives, financial advisers, and nonfinancial companies such as fulfillment, proxy voting, and class action service providers.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Horizon Funds does not jointly market.

Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300

29

Investment Adviser
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277

Distributor
Quasar Distributors, LLC
111 E. Kilbourn Ave, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, NC 27101

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling l-855-754-7932 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1-855-754-7932.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Horizon Funds

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, Principal Executive Officer

Date	August 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Drahzal
John Drahzal, Principal Executive Officer

Date	August 8, 2025

By (Signature and Title)*	/s/ Stephen Terry
Stephen Terry, Principal Financial Officer

Date	August 8, 2025

*	Print the name and title of each signing officer under his or her signature.